UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—March 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2023
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Inflation-Protected Securities Index Fund
Investor Shares	$1,000.00	$1,034.80	$0.71
ETF Shares	1,000.00	1,035.20	0.20
Admiral™ Shares	1,000.00	1,035.20	0.30
Institutional Shares	1,000.00	1,035.80	0.20
Based on Hypothetical 5% Yearly Return
Short-Term Inflation-Protected Securities Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.71
ETF Shares	1,000.00	1,024.73	0.20
Admiral Shares	1,000.00	1,024.63	0.30
Institutional Shares	1,000.00	1,024.73	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.06% for Admiral Shares and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Short-Term Inflation-Protected Securities Index Fund
Distribution by Stated Maturity
As of March 31, 2023
Under 1 Year	17.7%
1 - 2 Years	21.4
2 - 3 Years	20.4
3 - 4 Years	19.1
4 - 5 Years	21.4
The table reflects the fund’s investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Short-Term Inflation-Protected Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,981,305	2,982,236
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	3,344,943	3,354,874
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	3,192,168	3,165,234
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,791,062	1,762,517
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,888,132	2,830,820
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,587,214	2,526,981
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,641,565	2,578,003
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,796,439	1,818,614
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	2,114,396	2,049,312
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,907,753	2,844,600
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,576,971	2,497,246
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,449,671	2,394,936
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,167,351	1,183,766
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,991,813	1,911,518
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,431,501	2,341,840
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,756,186	2,646,369
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,273,316	2,190,908
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,129,206	1,170,493
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,802,335	2,668,349
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,495,635	2,409,848
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,822,195	2,876,875
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,556,429	2,468,152
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	1,010,241	1,033,129
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	92,485	103,048
Total U.S. Government and Agency Obligations (Cost $56,120,106)				53,809,668
4

Short-Term Inflation-Protected Securities Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $2,210)	4.839%	22,100	2,210
Total Investments (99.8%) (Cost $56,122,316)				53,811,878
Other Assets and Liabilities—Net (0.2%)				117,128
Net Assets (100%)				53,929,006
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $56,120,106)	53,809,668
Affiliated Issuers (Cost $2,210)	2,210
Total Investments in Securities	53,811,878
Investment in Vanguard	1,928
Cash	7,456
Receivables for Accrued Income	88,955
Receivables for Capital Shares Issued	43,046
Total Assets	53,953,263
Liabilities
Payables for Investment Securities Purchased	134
Payables for Capital Shares Redeemed	22,200
Payables for Distributions	803
Payables to Vanguard	1,120
Total Liabilities	24,257
Net Assets	53,929,006
6

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities (continued)
At March 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	57,032,028
Total Distributable Earnings (Loss)	(3,103,022)
Net Assets	53,929,006

Investor Shares—Net Assets
Applicable to 357,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,541
Net Asset Value Per Share—Investor Shares	$23.91

ETF Shares—Net Assets
Applicable to 320,525,954 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,301,938
Net Asset Value Per Share—ETF Shares	$47.74

Admiral Shares—Net Assets
Applicable to 852,266,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,402,131
Net Asset Value Per Share—Admiral Shares	$23.94

Institutional Shares—Net Assets
Applicable to 760,413,580 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,216,396
Net Asset Value Per Share—Institutional Shares	$23.96

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1]	333,945
Total Income	333,945
Expenses
The Vanguard Group—Note B
Investment Advisory Services	817
Management and Administrative—Investor Shares	5
Management and Administrative—ETF Shares	2,209
Management and Administrative—Admiral Shares	4,975
Management and Administrative—Institutional Shares	2,915
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	462
Marketing and Distribution—Admiral Shares	531
Marketing and Distribution—Institutional Shares	313
Custodian Fees	112
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	391
Shareholders’ Reports—Admiral Shares	102
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	12
Other Expenses	9
Total Expenses	12,856
Expenses Paid Indirectly	(13)
Net Expenses	12,843
Net Investment Income	321,102
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(502,402)
Futures Contracts	2,755
Realized Net Gain (Loss)	(499,647)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	2,068,979
Net Increase (Decrease) in Net Assets Resulting from Operations	1,890,434
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,691,000, ($44,000), $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($175,021,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321,102	4,119,797
Realized Net Gain (Loss)	(499,647)	(189,070)
Change in Unrealized Appreciation (Depreciation)	2,068,979	(5,743,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,890,434	(1,812,413)
Distributions
Investor Shares	(214)	(141,339)
ETF Shares	(748,612)	(1,128,660)
Admiral Shares	(482,114)	(1,184,530)
Institutional Shares	(417,137)	(1,036,198)
Total Distributions	(1,648,077)	(3,490,727)
Capital Share Transactions
Investor Shares	(632)	(7,644,982)
ETF Shares	(3,714,584)	3,770,726
Admiral Shares	(624,514)	8,726,253
Institutional Shares	1,155,982	2,176,783
Net Increase (Decrease) from Capital Share Transactions	(3,183,748)	7,028,780
Total Increase (Decrease)	(2,941,391)	1,725,640
Net Assets
Beginning of Period	56,870,397	55,144,757
End of Period	53,929,006	56,870,397

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31,	Year Ended September 30,
	2023	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.66	$25.90	$25.41	$24.57	$24.23	$24.77
Investment Operations
Net Investment Income[1]	.127	.991	1.099	.272	.483	.669
Net Realized and Unrealized Gain (Loss) on Investments	.685	(1.734)	.258	.862	.324	(.448)
Total from Investment Operations	.812	(.743)	1.357	1.134	.807	.221
Distributions
Dividends from Net Investment Income	(.562)	(1.497)	(.867)	(.294)	(.467)	(.761)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.562)	(1.497)	(.867)	(.294)	(.467)	(.761)
Net Asset Value, End of Period	$23.91	$23.66	$25.90	$25.41	$24.57	$24.23
Total Return[2]	3.48%	-3.01%	5.38%	4.64%	3.36%	0.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$9	$7,825	$8,063	$7,014	$6,679
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.07%	3.83%	4.25%	1.09%	1.98%	2.73%
Portfolio Turnover Rate[4]	13%	26%	19%	37%	26%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31,	Year Ended September 30,
	2023	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$48.12	$52.56	$50.99	$49.03	$48.34	$49.41
Investment Operations
Net Investment Income[1]	.269	3.544	2.562	.634	1.003	1.358
Net Realized and Unrealized Gain (Loss) on Investments	1.372	(4.980)	.195	1.677	.652	(.869)
Total from Investment Operations	1.641	(1.436)	2.757	2.311	1.655	.489
Distributions
Dividends from Net Investment Income	(2.021)	(3.004)	(1.187)	(.351)	(.965)	(1.559)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.021)	(3.004)	(1.187)	(.351)	(.965)	(1.559)
Net Asset Value, End of Period	$47.74	$48.12	$52.56	$50.99	$49.03	$48.34
Total Return	3.52%	-2.92%	5.48%	4.74%	3.46%	1.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,302	$19,191	$17,203	$9,217	$6,884	$5,453
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.14%	6.98%	4.95%	1.27%	2.07%	2.81%
Portfolio Turnover Rate[3]	13%	26%	19%	37%	26%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31,	Year Ended September 30,
	2023	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.69	$25.93	$25.44	$24.60	$24.25	$24.79
Investment Operations
Net Investment Income[1]	.141	1.843	1.257	.294	.500	.692
Net Realized and Unrealized Gain (Loss) on Investments	.682	(2.565)	.123	.860	.332	(.450)
Total from Investment Operations	.823	(.722)	1.380	1.154	.832	.242
Distributions
Dividends from Net Investment Income	(.573)	(1.518)	(.890)	(.314)	(.482)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.573)	(1.518)	(.890)	(.314)	(.482)	(.782)
Net Asset Value, End of Period	$23.94	$23.69	$25.93	$25.44	$24.60	$24.25
Total Return[2]	3.52%	-2.92%	5.47%	4.72%	3.46%	1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,402	$20,803	$13,879	$8,541	$7,333	$6,525
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.19%	7.25%	4.84%	1.18%	2.06%	2.81%
Portfolio Turnover Rate[4]	13%	26%	19%	37%	26%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31,	Year Ended September 30,
	2023	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.70	$25.95	$25.46	$24.62	$24.27	$24.81
Investment Operations
Net Investment Income[1]	.145	1.760	1.219	.306	.517	.696
Net Realized and Unrealized Gain (Loss) on Investments	.690	(2.487)	.166	.853	.319	(.449)
Total from Investment Operations	.835	(.727)	1.385	1.159	.836	.247
Distributions
Dividends from Net Investment Income	(.575)	(1.523)	(.895)	(.319)	(.486)	(.787)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.575)	(1.523)	(.895)	(.319)	(.486)	(.787)
Net Asset Value, End of Period	$23.96	$23.70	$25.95	$25.46	$24.62	$24.27
Total Return	3.58%	-2.94%	5.49%	4.73%	3.48%	1.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,216	$16,867	$16,238	$11,880	$9,967	$8,067
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.23%	6.90%	4.69%	1.22%	2.08%	2.83%
Portfolio Turnover Rate[3]	13%	26%	19%	37%	26%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the
14

Short-Term Inflation-Protected Securities Index Fund
average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2023.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
15

Short-Term Inflation-Protected Securities Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,928,000, representing less than 0.01% of the fund’s net assets and 0.77% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	53,809,668	—	53,809,668
Temporary Cash Investments	2,210	—	—	2,210
Total	2,210	53,809,668	—	53,811,878
16

Short-Term Inflation-Protected Securities Index Fund
E.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,131,910
Gross Unrealized Appreciation	76,310
Gross Unrealized Depreciation	(2,396,342)
Net Unrealized Appreciation (Depreciation)	(2,320,032)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $379,238,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended March 31, 2023, the fund purchased $7,686,185,000 of investment securities and sold $11,772,119,000 of investment securities, other than temporary cash investments. Purchases and sales include $730,076,000 and $4,343,562,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,693	71	587,462	22,993
Issued in Lieu of Cash Distributions	214	9	141,339	5,515
Redeemed	(2,539)	(107)	(8,373,783)	(330,254)
Net Increase (Decrease)—Investor Shares	(632)	(27)	(7,644,982)	(301,746)
ETF Shares
Issued	896,752	18,869	8,166,361	159,299
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,611,336)	(97,200)	(4,395,635)	(87,750)
Net Increase (Decrease)—ETF Shares	(3,714,584)	(78,331)	3,770,726	71,549
Admiral Shares
Issued	1,894,523	79,723	14,127,730	554,605
Issued in Lieu of Cash Distributions	447,447	19,080	1,083,648	43,847
Redeemed	(2,966,484)	(124,762)	(6,485,125)	(255,425)
Net Increase (Decrease)—Admiral Shares	(624,514)	(25,959)	8,726,253	343,027
17

Short-Term Inflation-Protected Securities Index Fund
	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	1,708,820	71,881	4,544,360	178,115
Issued in Lieu of Cash Distributions	414,439	17,656	1,022,519	41,224
Redeemed	(967,277)	(40,679)	(3,390,096)	(133,497)
Net Increase (Decrease)—Institutional Shares	1,155,982	48,858	2,176,783	85,842
At March 31, 2023, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 44% of the fund's net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Short-Term Inflation-Protected Securities Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q19672 052023

Semiannual Report  |  March 31, 2023
Vanguard Core Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Core Bond Fund
Investor Shares	$1,000.00	$1,049.20	$1.02
Admiral™ Shares	1,000.00	1,049.80	0.51
Based on Hypothetical 5% Yearly Return
Core Bond Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.43	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Core Bond Fund
Fund Allocation
As of March 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	4.9%
Corporate Bonds	34.6
Floating Rate Loan Interests	0.0
Sovereign Bonds	3.3
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	57.2
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (55.9%)
U.S. Government Securities (32.3%)
	United States Treasury Note/Bond	3.000%	7/31/24	85,000	83,433
	United States Treasury Note/Bond	0.375%	8/15/24	42,000	39,769
	United States Treasury Note/Bond	4.375%	10/31/24	27,450	27,480
	United States Treasury Note/Bond	4.500%	11/30/24	100,000	100,375
	United States Treasury Note/Bond	1.500%	2/15/25	54,200	51,625
[1,2]	United States Treasury Note/Bond	2.750%	5/15/25	40,000	38,944
[1]	United States Treasury Note/Bond	2.875%	6/15/25	95,000	92,744
	United States Treasury Note/Bond	3.125%	8/15/25	34,100	33,455
	United States Treasury Note/Bond	4.250%	10/15/25	40,650	40,968
	United States Treasury Note/Bond	4.500%	11/15/25	44,450	45,103
	United States Treasury Note/Bond	0.375%	11/30/25	19,800	18,061
	United States Treasury Note/Bond	3.875%	1/15/26	29,500	29,509
	United States Treasury Note/Bond	4.000%	2/15/26	130,301	130,830
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	120,200	109,232
	United States Treasury Note/Bond	0.750%	3/31/26	63,000	57,635
[1]	United States Treasury Note/Bond	0.750%	4/30/26	80,000	72,925
	United States Treasury Note/Bond	0.750%	5/31/26	19,000	17,281
	United States Treasury Note/Bond	0.875%	6/30/26	40,000	36,475
	United States Treasury Note/Bond	2.375%	5/15/27	20,000	18,994
	United States Treasury Note/Bond	4.125%	10/31/27	79,025	80,556
	United States Treasury Note/Bond	3.875%	12/31/27	59,651	60,285
	United States Treasury Note/Bond	3.500%	1/31/28	1,430	1,423
	United States Treasury Note/Bond	1.125%	8/31/28	45,000	39,509
	United States Treasury Note/Bond	1.375%	10/31/28	53,203	47,201
	United States Treasury Note/Bond	1.500%	11/30/28	82,000	73,134
	United States Treasury Note/Bond	1.375%	12/31/28	45,000	39,853
	United States Treasury Note/Bond	2.375%	3/31/29	24,713	23,068
	United States Treasury Note/Bond	2.750%	5/31/29	15,000	14,297
	United States Treasury Note/Bond	3.250%	6/30/29	15,000	14,705
	United States Treasury Note/Bond	2.625%	7/31/29	16,820	15,908
	United States Treasury Note/Bond	3.875%	9/30/29	26,165	26,598
	United States Treasury Note/Bond	3.875%	11/30/29	52,815	53,723
[1]	United States Treasury Note/Bond	3.500%	1/31/30	148,922	148,317
	United States Treasury Note/Bond	4.000%	2/28/30	24,609	25,263
	United States Treasury Note/Bond	2.750%	8/15/32	44,715	42,074
	United States Treasury Note/Bond	4.125%	11/15/32	80,000	84,075
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,330
	United States Treasury Note/Bond	1.125%	8/15/40	7,200	4,752
	United States Treasury Note/Bond	1.375%	11/15/40	5,500	3,780
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Note/Bond	1.875%	2/15/41	58,000	43,328
[3]	United States Treasury Note/Bond	2.250%	5/15/41	20,000	15,872
[3,4]	United States Treasury Note/Bond	2.000%	11/15/41	47,400	35,720
	United States Treasury Note/Bond	2.375%	2/15/42	54,700	43,957
	United States Treasury Note/Bond	3.000%	5/15/42	6,500	5,767
	United States Treasury Note/Bond	3.250%	5/15/42	7,216	6,653
	United States Treasury Note/Bond	2.750%	8/15/42	38,075	32,352
[2]	United States Treasury Note/Bond	3.375%	8/15/42	59,730	56,044
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,846
	United States Treasury Note/Bond	3.875%	2/15/43	9,000	9,080
	United States Treasury Note/Bond	3.125%	8/15/44	9,000	8,021
	United States Treasury Note/Bond	2.500%	5/15/46	20,000	15,862
	United States Treasury Note/Bond	2.875%	11/15/46	4,750	4,045
	United States Treasury Note/Bond	3.000%	2/15/47	20,000	17,397
	United States Treasury Note/Bond	3.000%	5/15/47	19,470	16,933
	United States Treasury Note/Bond	2.750%	8/15/47	12,000	9,971
	United States Treasury Note/Bond	2.750%	11/15/47	20,000	16,634
	United States Treasury Note/Bond	3.000%	2/15/48	30,250	26,379
	United States Treasury Note/Bond	3.125%	5/15/48	30,134	26,890
	United States Treasury Note/Bond	3.000%	8/15/48	20,820	18,172
	United States Treasury Note/Bond	3.375%	11/15/48	29,276	27,378
	United States Treasury Note/Bond	3.000%	2/15/49	4,800	4,200
	United States Treasury Note/Bond	2.875%	5/15/49	20,000	17,103
	United States Treasury Note/Bond	2.250%	8/15/49	24,000	18,030
	United States Treasury Note/Bond	2.375%	11/15/49	24,000	18,532
	United States Treasury Note/Bond	2.875%	5/15/52	30,000	25,659
[2]	United States Treasury Note/Bond	3.000%	8/15/52	101,520	89,179
					2,459,693
Agency Bonds and Notes (6.6%)
[5,6]	Federal Home Loan Mortgage Corp.	4.000%	8/28/24	45,000	44,430
[5,6]	Federal Home Loan Mortgage Corp.	4.000%	2/28/25	210,400	206,380
[5,6]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	117,000	114,473
[5,6]	Federal Home Loan Mortgage Corp.	4.200%	8/28/25	140,000	137,229
					502,512
Conventional Mortgage-Backed Securities (17.0%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	546	486
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,243	1,149
[5,6]	Fannie Mae Pool	4.000%	9/1/42	187	182
[5,6]	Fannie Mae Pool	5.000%	10/1/49	31	31
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/47	212	188
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,764	1,618
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	7,412	7,228
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,724	1,736
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	625	648
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	89	93
[5]	Ginnie Mae I Pool	3.000%	4/15/45	141	129
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	42	41
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	582	584
[5]	Ginnie Mae I Pool	6.000%	7/15/37	25	25
[5,7]	Ginnie Mae II Pool	2.000%	11/20/50–4/15/53	50,960	43,261
[5,7]	Ginnie Mae II Pool	2.500%	5/20/50–5/15/53	85,795	73,621
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–5/15/53	82,852	74,639
[5,7]	Ginnie Mae II Pool	3.500%	4/20/43–4/15/53	41,289	38,961
[5]	Ginnie Mae II Pool	4.000%	11/20/42–2/20/51	25,619	24,858
[5,7]	Ginnie Mae II Pool	4.500%	4/20/48–5/15/53	77,823	76,947
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–5/15/53	34,347	34,350
[5,6,7]	UMBS Pool	1.500%	4/25/38–4/1/52	43,074	34,407
[5,6,7]	UMBS Pool	2.000%	10/1/35–4/25/53	384,052	324,957
[5,6,7]	UMBS Pool	2.500%	10/1/35–4/25/53	255,274	223,485
[5,6,7]	UMBS Pool	3.000%	12/1/37–5/25/53	27,211	24,687
[5,6,7]	UMBS Pool	3.500%	7/1/38–5/25/53	74,617	69,926
[5,6,7]	UMBS Pool	4.000%	4/25/38–5/25/53	85,345	83,756
[5,6,7]	UMBS Pool	4.500%	4/25/38–5/25/53	81,716	81,464
[5,6,7]	UMBS Pool	5.000%	8/1/39–5/25/53	45,493	45,716
[5,6,7]	UMBS Pool	5.500%	12/1/38–5/25/53	21,273	21,817
[5,6]	UMBS Pool	6.000%	11/1/52	8,498	8,699
[5,6]	UMBS Pool	6.500%	9/1/36	7	7
					1,299,696
Nonconventional Mortgage-Backed Securities (0.0%)
[5,6]	Freddie Mac REMICS	2.000%	1/25/52	2,330	1,442
[5]	Ginnie Mae REMICS	2.000%	2/20/51	1,708	1,503
					2,945
Total U.S. Government and Agency Obligations (Cost $4,390,864)					4,264,846
Asset-Backed/Commercial Mortgage-Backed Securities (4.8%)
[5]	Ally Auto Receivables Trust Series 2022-2	4.620%	10/15/25	11,000	10,965
[5]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	510	503
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	226
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	50	45
[5]	BANK Series 2018-BNK14	4.231%	9/15/60	15	14
[5]	BANK Series 2019-BNK23	2.846%	12/15/52	130	120
[5,8]	Bayview MSR Opportunity Master Fund Trust Series 2021-4	2.500%	10/25/51	3,338	2,734
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	171
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	320	308
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	340	316
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	277
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	171
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.740%	9/15/25	6,068	5,992
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	860	859
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	219
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	56
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	130	118
[5]	CD Mortgage Trust Series 2018-CD7	4.850%	8/15/51	100	86
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	56
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	18
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	54
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.260%	9/15/50	40	32
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	43
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	98	84
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	7,513	7,314
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	139
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	11
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	211
[5]	Daimler Trucks Retail Trust Series 2022-1	5.070%	9/16/24	2,978	2,968
[5,8]	Dell Equipment Finance Trust Series 2022-2	4.030%	7/22/27	3,905	3,871
[5]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	127	125
[5]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	169	165
[5]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	137
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	33	31
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	0.508%	1/25/29	247,472	6,337
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	1.125%	1/25/30	13	1
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.191%	10/25/31	257,135	3,381
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K139	0.091%	1/25/32	391,476	3,167
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	0.250%	7/25/32	8	—
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG02	1.021%	8/25/29	11,134	546
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG04	0.851%	11/25/30	7,760	383
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.312%	1/25/31	63,628	1,276
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.532%	10/25/31	29,979	1,060
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG07	0.002%	8/25/32	214,587	877
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KIR1	1.036%	3/25/26	71,789	1,859
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.121%	11/25/31	256,413	2,386
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW10	0.639%	9/25/29	49,737	1,659
[5,8]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	124
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	100	95
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	95
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	396
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,215
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	2,700	2,648
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,100	1,081
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	3,840	3,871
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	226
[5,8,9]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,021,319	1,341
[5,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	29,667	25,486
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	7,672	7,008
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	5,121	4,780
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.500%	9/16/25	5,048	4,997
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.600%	11/17/25	11,000	10,954
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,080
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	63
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	104
[5,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	118
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.666%	9/10/47	6,807	6,605
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.525%	9/10/47	150	111
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	140
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	300
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	544
[5,8]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	4,361	3,578
[5,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	1,031	873
[5,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	31,987	27,079
[5,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	149
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	88
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.810%	3/18/25	2,650	2,634
[5]	Hyundai Auto Receivables Trust Series 2022-B	3.640%	5/15/25	6,020	5,962
[5]	John Deere Owner Trust Series 2022-B	3.730%	6/16/25	3,156	3,131
[5,8]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	2,786	2,293
[5,8]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	24,668	21,160
[5,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	1,475	1,266
[5,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	1,435	1,231
[5,8]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	6,928	5,943
[5,8]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	2,359	2,024
[5,8]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	24,713	21,199
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	56
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	48
[5,8]	Kubota Credit Owner Trust Series 2022-2A	4.070%	6/17/25	5,658	5,601
[5,8]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	16	16
[5,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	34	34
[5,8]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	3,958	3,242
[5,8]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	1,469	1,185
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	850	837
[5,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	24	24
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.070%	7/15/46	200	188
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.891%	4/15/47	150	145
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	100	93
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	970	827
[5,8]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	29	29
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	159	155
[5,8]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	8,139	6,890
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	5,920	5,431
[5,8]	OBX Trust Series 2022-J2	3.000%	8/25/52	17,232	14,782
[5,8]	OBX Trust Series 2022-J2	3.000%	8/25/52	19	16
[5,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	24,990	22,233
[5,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	28	24
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	340
[5,8,10]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	5.608%	1/16/60	8	8
[5,8,10]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	5.761%	6/20/60	17	17
[5,8,10]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	5.711%	8/18/60	22	22
[5,8,10]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	5.795%	11/25/65	44	43
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	140	129
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	92
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	119	115
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	96
[5,8]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	4,080	3,343
[5,8]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	13,586	12,088
[5,8,10]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.551%	12/5/59	8	8
[5,8,10]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	5.610%	4/10/50	6	6
[5]	Santander Drive Auto Receivables Trust Series 2022-4	4.140%	2/16/27	8,110	8,004
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	530	525
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	843
[5,8]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	769
[5,8]	Sequoia Mortgage Trust Series 2021-3	2.500%	5/25/51	2,956	2,429
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	70	68
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	89	85
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	195	188
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	262	253
[5,8]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	6	6
[5,8,10]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	5.795%	1/25/39	2	2
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	19	19
[5,8]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	4	4
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	35	34
[5,8]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	29	29
[5,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	800	774
[5,8]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	420
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10
[5,8]	USAA Auto Owner Trust Series 2022-A	4.600%	2/18/25	7,310	7,284
[5,8]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	4,261	3,507
[5]	Verizon Master Trust Series 2022-5	3.720%	7/20/27	3,560	3,513
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.364%	7/15/46	450	447
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.925%	4/15/50	6,600	6,361
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	87
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	39
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	42
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	28
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	77
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	5,294	5,226
[5]	World Omni Auto Receivables Trust Series 2022-C	3.730%	3/16/26	5,697	5,633
[5]	World Omni Auto Receivables Trust Series 2022-D	5.510%	3/16/26	5,040	5,047
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $387,764)					364,347
Corporate Bonds (33.8%)
Communications (2.5%)
	Alphabet Inc.	2.250%	8/15/60	1,930	1,181
	AT&T Inc.	3.800%	2/15/27	12,130	11,737
	AT&T Inc.	4.350%	3/1/29	933	914
[5]	AT&T Inc.	4.300%	2/15/30	1,685	1,638
	AT&T Inc.	4.500%	5/15/35	700	656
	AT&T Inc.	4.900%	8/15/37	500	477
[5,11]	AT&T Inc.	7.000%	4/30/40	1,500	2,097
	AT&T Inc.	4.300%	12/15/42	2,240	1,951
	AT&T Inc.	3.500%	9/15/53	3,650	2,651
	AT&T Inc.	3.550%	9/15/55	4,238	3,044
	AT&T Inc.	3.800%	12/1/57	4,000	2,971
	AT&T Inc.	3.650%	9/15/59	567	405
[8]	Cable One Inc.	4.000%	11/15/30	290	238
[8]	CCO Holdings LLC	5.000%	2/1/28	395	364
[8]	CCO Holdings LLC	6.375%	9/1/29	30	29
[8]	CCO Holdings LLC	4.750%	3/1/30	890	771
	Charter Communications Operating LLC	4.908%	7/23/25	589	583
	Charter Communications Operating LLC	2.250%	1/15/29	200	167
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,429
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,418
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,979
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,057
[8]	Cogent Communications Group Inc.	7.000%	6/15/27	318	315
	Comcast Corp.	5.250%	11/7/25	1,810	1,850
	Comcast Corp.	3.150%	3/1/26	452	438
[12]	Comcast Corp.	0.000%	9/14/26	4,200	4,048
	Comcast Corp.	2.350%	1/15/27	445	415
[12]	Comcast Corp.	0.250%	5/20/27	11,798	11,203
	Comcast Corp.	3.150%	2/15/28	468	444
	Comcast Corp.	4.150%	10/15/28	2,303	2,278
	Comcast Corp.	3.400%	4/1/30	229	214
[11]	Comcast Corp.	1.875%	2/20/36	1,100	976
	Comcast Corp.	6.550%	7/1/39	4,080	4,658
	Comcast Corp.	3.250%	11/1/39	1,990	1,610
	Comcast Corp.	3.750%	4/1/40	3,800	3,266
	Comcast Corp.	4.650%	7/15/42	1,200	1,141
	Comcast Corp.	4.700%	10/15/48	168	159
	Comcast Corp.	3.450%	2/1/50	1,500	1,156
	Comcast Corp.	2.650%	8/15/62	300	183
	Comcast Corp.	2.987%	11/1/63	5,000	3,244
[8]	CSC Holdings LLC	4.625%	12/1/30	755	372
[8]	CSC Holdings LLC	3.375%	2/15/31	255	176
[8]	Directv Financing LLC	5.875%	8/15/27	245	222
	Discovery Communications LLC	3.900%	11/15/24	35	34
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,327
[8]	DISH DBS Corp.	5.250%	12/1/26	290	232
[8]	DISH DBS Corp.	5.750%	12/1/28	160	119
	DISH DBS Corp.	5.125%	6/1/29	370	195
[8]	DISH Network Corp.	11.750%	11/15/27	425	409
	Expedia Group Inc.	3.800%	2/15/28	2,635	2,497
	Expedia Group Inc.	2.950%	3/15/31	270	225
	Fox Corp.	5.476%	1/25/39	3,780	3,623
[8]	Frontier Communications Holdings LLC	5.875%	10/15/27	95	87
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	230	200
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	315	240
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,528
[8]	Level 3 Financing Inc.	4.250%	7/1/28	295	166
[8]	Level 3 Financing Inc.	3.625%	1/15/29	410	226
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	58
[8]	Lumen Technologies Inc.	4.000%	2/15/27	75	50
	Meta Platforms Inc.	3.850%	8/15/32	3,430	3,213
	Netflix Inc.	4.875%	4/15/28	3,405	3,422
	Netflix Inc.	5.875%	11/15/28	990	1,043
[12]	Netflix Inc.	4.625%	5/15/29	2,500	2,769
	Netflix Inc.	6.375%	5/15/29	1,960	2,109
[8]	News Corp.	3.875%	5/15/29	500	444
[8]	Nexstar Media Inc.	5.625%	7/15/27	295	273
[8]	Nexstar Media Inc.	4.750%	11/1/28	435	387
	Paramount Global	4.750%	5/15/25	1,108	1,097
	Paramount Global	4.850%	7/1/42	3,042	2,321
	Paramount Global	4.375%	3/15/43	1,640	1,165
[8]	Rogers Communications Inc.	3.800%	3/15/32	2,140	1,920
[8]	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,681
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	115	79
[8]	Scripps Escrow Inc.	5.875%	7/15/27	280	206
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	65
[8]	Sky Ltd.	3.750%	9/16/24	200	196
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	2,900
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,556
	Time Warner Cable LLC	4.500%	9/15/42	6,620	5,093
	T-Mobile USA Inc.	2.625%	2/15/29	5,805	5,120
	T-Mobile USA Inc.	3.375%	4/15/29	4,770	4,349
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,148
	T-Mobile USA Inc.	2.875%	2/15/31	1,755	1,514
	T-Mobile USA Inc.	5.050%	7/15/33	6,340	6,371
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,742
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,861
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	360
[8]	Univision Communications Inc.	7.375%	6/30/30	225	212
[8]	UPC Broadband Finco BV	4.875%	7/15/31	225	195
[5,13]	Verizon Communications Inc.	4.050%	2/17/25	1,250	831
	Verizon Communications Inc.	4.125%	3/16/27	458	454
[5,13]	Verizon Communications Inc.	4.500%	8/17/27	500	335
	Verizon Communications Inc.	4.329%	9/21/28	200	197
[12]	Verizon Communications Inc.	0.375%	3/22/29	1,700	1,517
[12]	Verizon Communications Inc.	4.250%	10/31/30	539	602
[5,12]	Verizon Communications Inc.	2.875%	1/15/38	600	561
	Verizon Communications Inc.	2.650%	11/20/40	850	607
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,393
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,246
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,856
	Verizon Communications Inc.	3.875%	3/1/52	2,020	1,633
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,154
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,544
[8]	Videotron Ltd.	3.625%	6/15/29	365	314
	Vodafone Group plc	6.150%	2/27/37	2,850	3,052
[5,12]	Vodafone Group plc	2.500%	5/24/39	1,300	1,114
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	302
	Walt Disney Co.	1.750%	1/13/26	439	411
	Walt Disney Co.	3.375%	11/15/26	375	363
	Walt Disney Co.	2.000%	9/1/29	273	237
	Walt Disney Co.	3.500%	5/13/40	1,200	1,018
	Walt Disney Co.	4.700%	3/23/50	1,000	978
	Walt Disney Co.	3.600%	1/13/51	825	669
[8]	Warnermedia Holdings Inc.	3.428%	3/15/24	3,910	3,822
[8]	Warnermedia Holdings Inc.	3.755%	3/15/27	6,640	6,255
[8]	Warnermedia Holdings Inc.	5.050%	3/15/42	3,821	3,195
[8]	Warnermedia Holdings Inc.	5.141%	3/15/52	1,250	1,014
[8]	Warnermedia Holdings Inc.	5.391%	3/15/62	4,340	3,508
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	744
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	500	379
					191,457
Consumer Discretionary (2.0%)
[8]	1011778 BC ULC	3.875%	1/15/28	156	145
	Advance Auto Parts Inc.	5.900%	3/9/26	1,035	1,057
	Advance Auto Parts Inc.	5.950%	3/9/28	1,085	1,122
	Amazon.com Inc.	3.150%	8/22/27	692	664
	Amazon.com Inc.	4.700%	12/1/32	12,145	12,452
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.875%	8/22/37	1,750	1,630
	Amazon.com Inc.	3.950%	4/13/52	1,685	1,495
	American Honda Finance Corp.	4.750%	1/12/26	4,085	4,117
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	885
	AutoZone Inc.	4.500%	2/1/28	5,005	4,968
	AutoZone Inc.	4.000%	4/15/30	1,190	1,131
	AutoZone Inc.	1.650%	1/15/31	831	661
[8]	Caesars Resort Collection LLC	5.750%	7/1/25	294	295
[8]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	560	518
[8]	Carnival Corp.	5.750%	3/1/27	665	546
[8]	Carnival Corp.	4.000%	8/1/28	610	525
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	115	124
[8]	Cedar Fair LP	5.500%	5/1/25	289	289
[8]	Churchill Downs Inc.	5.500%	4/1/27	390	382
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	279
[8]	Clarios Global LP	6.750%	5/15/25	46	46
[8]	Clarios Global LP	8.500%	5/15/27	310	311
	Dana Inc.	4.500%	2/15/32	540	436
	eBay Inc.	5.900%	11/22/25	1,795	1,844
	eBay Inc.	5.950%	11/22/27	1,805	1,885
	eBay Inc.	6.300%	11/22/32	3,525	3,828
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,035
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	92
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	327
	Ford Motor Credit Co. LLC	2.900%	2/16/28	440	377
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	700
	Ford Motor Credit Co. LLC	4.000%	11/13/30	280	239
	Ford Motor Credit Co. LLC	3.625%	6/17/31	830	684
	General Motors Co.	6.125%	10/1/25	1,000	1,017
	General Motors Co.	5.200%	4/1/45	1,600	1,342
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,210
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	150
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	101
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,677
	General Motors Financial Co. Inc.	6.050%	10/10/25	8,880	9,028
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,701
	General Motors Financial Co. Inc.	1.500%	6/10/26	1,080	962
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	857
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	125	112
[8]	Hanesbrands Inc.	9.000%	2/15/31	60	61
[8]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,170	2,843
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	270
	Home Depot Inc.	3.900%	12/6/28	167	164
	Home Depot Inc.	2.950%	6/15/29	1,583	1,464
	Home Depot Inc.	2.700%	4/15/30	480	434
	Home Depot Inc.	4.500%	9/15/32	2,435	2,451
	Home Depot Inc.	5.950%	4/1/41	3,290	3,689
	Home Depot Inc.	4.250%	4/1/46	720	654
	Home Depot Inc.	3.900%	6/15/47	100	86
	Home Depot Inc.	4.500%	12/6/48	500	471
	Home Depot Inc.	3.125%	12/15/49	750	556
	Home Depot Inc.	4.950%	9/15/52	1,165	1,164
	Home Depot Inc.	3.500%	9/15/56	1,660	1,294
	KB Home	7.250%	7/15/30	320	325
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	266
[8]	Lithia Motors Inc.	3.875%	6/1/29	1,180	1,020
[8]	Lithia Motors Inc.	4.375%	1/15/31	20	17
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	19
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	909
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	13
	Lowe's Cos. Inc.	3.100%	5/3/27	880	836
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	902
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,593
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,585
	Magna International Inc.	2.450%	6/15/30	200	170
[5]	Marriott International Inc.	4.625%	6/15/30	4,180	4,056
[8]	Mattel Inc.	3.375%	4/1/26	250	234
[8]	Mattel Inc.	5.875%	12/15/27	265	264
[8]	Mattel Inc.	3.750%	4/1/29	80	72
[5,12]	Mercedes-Benz Group AG	1.125%	11/6/31	1,185	1,052
[8]	Meritage Homes Corp.	3.875%	4/15/29	1,030	918
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	293
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	153
	Newell Brands Inc.	6.375%	9/15/27	35	35
	Newell Brands Inc.	6.625%	9/15/29	355	358
[8]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,858
[8]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	6,998
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	80
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	36	38
[8]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	60	63
[8]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	42	42
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	254
	Starbucks Corp.	3.500%	11/15/50	600	466
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	227
	Toyota Motor Credit Corp.	3.950%	6/30/25	25,120	24,810
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,689
[5]	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,584
[5,12]	Toyota Motor Credit Corp.	0.125%	11/5/27	1,746	1,630
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	269
[8]	Vail Resorts Inc.	6.250%	5/15/25	1,501	1,508
[8]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,000	998
[5,12]	Volkswagen Leasing GmbH	0.375%	7/20/26	10,100	9,793
[5,12]	Volkswagen Leasing GmbH	0.500%	1/12/29	1,800	1,586
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	115
[8]	Wynn Resorts Finance LLC	7.125%	2/15/31	90	91
					155,059
Consumer Staples (2.1%)
[8]	Albertsons Cos. Inc.	6.500%	2/15/28	125	126
	Altria Group Inc.	2.350%	5/6/25	880	836
	Altria Group Inc.	4.400%	2/14/26	2,570	2,549
	Altria Group Inc.	2.450%	2/4/32	5,415	4,263
	Altria Group Inc.	5.800%	2/14/39	2,000	1,956
	Altria Group Inc.	3.400%	2/4/41	3,000	2,123
	Altria Group Inc.	5.375%	1/31/44	325	297
	Altria Group Inc.	5.950%	2/14/49	135	128
	Altria Group Inc.	4.450%	5/6/50	300	221
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,069
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	4,005
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	8,890	9,081
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,541
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	931
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,104
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,300	1,962
	BAT Capital Corp.	3.215%	9/6/26	200	188
	BAT Capital Corp.	3.557%	8/15/27	13,180	12,257
	BAT Capital Corp.	4.390%	8/15/37	1,050	857
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,152
	BAT Capital Corp.	3.984%	9/25/50	975	664
	BAT International Finance plc	1.668%	3/25/26	70	64
[5,11]	BAT International Finance plc	4.000%	9/4/26	2,500	2,905
[5,12]	BAT Netherlands Finance BV	5.375%	2/16/31	600	639
	Brown-Forman Corp.	4.750%	4/15/33	2,100	2,125
[12]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	2,800	2,616
	Coca-Cola Co.	3.000%	3/5/51	1,800	1,395
[12]	Coca-Cola Europacific Partners plc	1.875%	3/18/30	1,325	1,260
	Constellation Brands Inc.	2.875%	5/1/30	4,000	3,506
	Diageo Capital plc	5.500%	1/24/33	850	921
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	479
[7,12]	General Mills Inc.	3.907%	4/13/29	1,322	1,450
	General Mills Inc.	2.875%	4/15/30	165	148
	General Mills Inc.	2.250%	10/14/31	40	33
	Haleon US Capital LLC	3.625%	3/24/32	3,790	3,441
	Haleon US Capital LLC	4.000%	3/24/52	483	401
	Hormel Foods Corp.	1.700%	6/3/28	1,160	1,023
	Hormel Foods Corp.	1.800%	6/11/30	275	230
	J M Smucker Co.	2.125%	3/15/32	85	69
[8]	JBS USA LUX SA	5.750%	4/1/33	3,760	3,611
	Kellogg Co.	4.500%	4/1/46	530	488
[8]	Kenvue Inc.	5.100%	3/22/43	3,385	3,492
	Keurig Dr Pepper Inc.	4.597%	5/25/28	6,905	6,890
[5]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	7,000	6,782
	Kraft Heinz Foods Co.	3.875%	5/15/27	4,140	4,041
	Kraft Heinz Foods Co.	3.750%	4/1/30	1,350	1,279
	Kraft Heinz Foods Co.	4.875%	10/1/49	555	514
	Kroger Co.	2.200%	5/1/30	1,000	839
	Kroger Co.	3.875%	10/15/46	3,125	2,460
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,448
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,144
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,074
[8]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,184
[8]	Nestle Holdings Inc.	4.000%	9/24/48	150	135
	PepsiCo Inc.	2.625%	7/29/29	3,025	2,777
	PepsiCo Inc.	4.450%	4/14/46	1,000	994
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	65
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	72
	Philip Morris International Inc.	5.125%	11/15/24	10,905	10,987
	Philip Morris International Inc.	5.000%	11/17/25	4,610	4,649
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,741
	Philip Morris International Inc.	5.625%	11/17/29	3,000	3,136
	Philip Morris International Inc.	5.125%	2/15/30	2,860	2,891
	Philip Morris International Inc.	2.100%	5/1/30	200	167
	Philip Morris International Inc.	5.750%	11/17/32	2,830	2,969
[12]	Philip Morris International Inc.	1.450%	8/1/39	1,100	696
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,705
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	4.050%	1/26/33	4,985	5,014
	Reynolds American Inc.	4.450%	6/12/25	529	520
	Target Corp.	4.400%	1/15/33	1,185	1,178
	Target Corp.	4.800%	1/15/53	1,190	1,169
	Unilever Capital Corp.	2.125%	9/6/29	294	257
	Walmart Inc.	3.950%	6/28/38	3,685	3,513
					163,896
Energy (2.0%)
[8]	Antero Resources Corp.	5.375%	3/1/30	140	130
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	679	653
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	248	236
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,907
	BP Capital Markets America Inc.	4.234%	11/6/28	6,933	6,872
	BP Capital Markets America Inc.	2.721%	1/12/32	2,475	2,160
	BP Capital Markets America Inc.	2.939%	6/4/51	2,400	1,665
	BP Capital Markets America Inc.	3.001%	3/17/52	800	562
	BP Capital Markets plc	3.279%	9/19/27	278	267
[8]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,393
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	1,739
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,670	1,745
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	588
	Cenovus Energy Inc.	6.750%	11/15/39	500	534
	Cenovus Energy Inc.	5.400%	6/15/47	1,000	928
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	649
	Cheniere Energy Inc.	4.625%	10/15/28	305	289
	Cheniere Energy Partners LP	4.000%	3/1/31	450	401
	Cheniere Energy Partners LP	3.250%	1/31/32	240	198
	Chevron USA Inc.	3.250%	10/15/29	1,000	941
[8]	Civitas Resources Inc.	5.000%	10/15/26	240	226
	ConocoPhillips Co.	6.950%	4/15/29	1,000	1,128
	ConocoPhillips Co.	4.300%	11/15/44	265	238
	ConocoPhillips Co.	3.800%	3/15/52	5,000	4,140
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,773
	Continental Resources Inc.	4.375%	1/15/28	425	401
	Coterra Energy Inc.	3.900%	5/15/27	655	626
	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,322
[8]	CrownRock LP	5.625%	10/15/25	180	177
	DCP Midstream Operating LP	5.625%	7/15/27	59	60
	DCP Midstream Operating LP	5.125%	5/15/29	350	345
	Devon Energy Corp.	5.875%	6/15/28	307	312
	Devon Energy Corp.	5.600%	7/15/41	200	192
	Diamondback Energy Inc.	3.125%	3/24/31	215	186
[8]	DT Midstream Inc.	4.125%	6/15/29	455	400
[8]	DT Midstream Inc.	4.375%	6/15/31	315	274
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
	Enbridge Energy Partners LP	5.500%	9/15/40	125	121
	Enbridge Inc.	2.500%	2/14/25	920	881
	Enbridge Inc.	3.125%	11/15/29	450	406
[8]	Endeavor Energy Resources LP	5.750%	1/30/28	105	104
	Energy Transfer LP	3.900%	5/15/24	280	274
	Energy Transfer LP	4.400%	3/15/27	6,067	5,900
	Energy Transfer LP	3.750%	5/15/30	1,420	1,310
	Energy Transfer LP	5.750%	2/15/33	2,470	2,522
	Energy Transfer LP	6.050%	6/1/41	700	707
	Energy Transfer LP	6.500%	2/1/42	1,400	1,454
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.300%	4/1/44	1,825	1,608
	Energy Transfer LP	5.150%	3/15/45	1,520	1,318
	Energy Transfer LP	6.250%	4/15/49	400	396
[8]	EnLink Midstream LLC	5.625%	1/15/28	100	98
	EnLink Midstream LLC	5.375%	6/1/29	260	251
	Enterprise Products Operating LLC	5.350%	1/31/33	2,195	2,282
	Enterprise Products Operating LLC	5.950%	2/1/41	380	401
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,226
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,907
	Enterprise Products Operating LLC	4.900%	5/15/46	860	797
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	776
	EOG Resources Inc.	3.900%	4/1/35	200	183
[8]	EQM Midstream Partners LP	7.500%	6/1/27	150	151
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	150
	EQM Midstream Partners LP	5.500%	7/15/28	295	268
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	142
	EQT Corp.	5.678%	10/1/25	2,950	2,944
[8]	EQT Corp.	3.125%	5/15/26	150	139
	EQT Corp.	3.900%	10/1/27	2,198	2,065
	EQT Corp.	5.000%	1/15/29	330	314
[12]	Exxon Mobil Corp.	1.408%	6/26/39	305	222
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,095
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	901
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,355	10,984
	Genesis Energy LP	6.500%	10/1/25	39	38
	Helmerich & Payne Inc.	2.900%	9/29/31	2,670	2,211
	Hess Corp.	7.300%	8/15/31	185	206
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	74
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	88
[5]	KazTransGas JSC	4.375%	9/26/27	1,269	1,140
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	2,939
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	800	750
	Kinder Morgan Inc.	4.800%	2/1/33	1,740	1,679
	MPLX LP	1.750%	3/1/26	2,000	1,826
	MPLX LP	4.500%	4/15/38	1,850	1,641
	MPLX LP	4.950%	3/14/52	1,500	1,302
	MPLX LP	5.650%	3/1/53	2,440	2,347
	NuStar Logistics LP	6.375%	10/1/30	230	221
	Occidental Petroleum Corp.	5.550%	3/15/26	200	201
	Occidental Petroleum Corp.	8.500%	7/15/27	412	452
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,930
	Occidental Petroleum Corp.	6.625%	9/1/30	1,515	1,595
	Occidental Petroleum Corp.	6.125%	1/1/31	878	911
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,286
	Occidental Petroleum Corp.	6.450%	9/15/36	440	463
	Occidental Petroleum Corp.	6.600%	3/15/46	160	168
	ONEOK Inc.	4.000%	7/13/27	1,000	956
	ONEOK Inc.	3.400%	9/1/29	500	445
	ONEOK Inc.	4.950%	7/13/47	500	419
	ONEOK Inc.	5.200%	7/15/48	435	376
	ONEOK Partners LP	6.125%	2/1/41	3,355	3,306
[8]	Permian Resources Operating LLC	7.750%	2/15/26	210	210
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	582
	Phillips 66	4.650%	11/15/34	1,035	992
[8]	Phillips 66 Co.	3.605%	2/15/25	305	296
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Phillips 66 Co.	3.150%	12/15/29	2,569	2,318
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,626
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	894
	Plains All American Pipeline LP	4.900%	2/15/45	410	328
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	574
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,703
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,849
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,932
	Shell International Finance BV	2.375%	11/7/29	985	874
	Shell International Finance BV	2.750%	4/6/30	4,390	4,005
	Shell International Finance BV	4.550%	8/12/43	500	473
	Shell International Finance BV	4.375%	5/11/45	500	462
	Shell International Finance BV	3.750%	9/12/46	550	465
	Shell International Finance BV	3.125%	11/7/49	1,300	967
	Suncor Energy Inc.	6.500%	6/15/38	855	917
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,087
[8]	Tap Rock Resources LLC	7.000%	10/1/26	420	369
	Targa Resources Partners LP	6.500%	7/15/27	120	123
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,462
	Targa Resources Partners LP	6.875%	1/15/29	655	670
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,414
[5,11]	TotalEnergies Capital International SA	1.405%	9/3/31	1,900	1,827
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,083
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	949
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	72
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	707
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	350
[8]	Transocean Inc.	8.750%	2/15/30	130	133
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	35	36
	Valero Energy Corp.	4.350%	6/1/28	205	201
	Valero Energy Corp.	3.650%	12/1/51	2,000	1,455
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	428
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	86
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,133
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,489
	Williams Cos. Inc.	4.650%	8/15/32	2,100	2,023
	Williams Cos. Inc.	6.300%	4/15/40	200	210
	Williams Cos. Inc.	5.100%	9/15/45	535	491
					154,253
Financials (11.4%)
[12]	ABN AMRO Bank NV	0.600%	1/15/27	3,200	3,058
[12]	ABN AMRO Bank NV	4.500%	11/21/34	700	761
	AerCap Ireland Capital DAC	1.150%	10/29/23	4,802	4,659
	AerCap Ireland Capital DAC	1.650%	10/29/24	7,000	6,537
	AerCap Ireland Capital DAC	2.450%	10/29/26	847	760
	AerCap Ireland Capital DAC	3.650%	7/21/27	332	306
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,231	1,188
	AerCap Ireland Capital DAC	3.000%	10/29/28	9,235	8,053
	AerCap Ireland Capital DAC	3.300%	1/30/32	2,450	2,023
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,054
	Aflac Inc.	4.750%	1/15/49	850	793
[5]	Air Lease Corp.	2.875%	1/15/26	1,600	1,492
[5]	Air Lease Corp.	3.750%	6/1/26	1,269	1,199
	Allstate Corp.	5.250%	3/30/33	3,000	3,032
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,483
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	3.950%	8/1/25	14,600	14,324
	American Express Co.	2.550%	3/4/27	3,900	3,610
	American Express Co.	5.850%	11/5/27	4,100	4,306
	American Express Co.	4.420%	8/3/33	3,850	3,691
	American International Group Inc.	2.500%	6/30/25	163	154
	American International Group Inc.	4.800%	7/10/45	715	648
	American International Group Inc.	4.375%	6/30/50	1,716	1,467
	Ameriprise Financial Inc.	3.700%	10/15/24	207	203
	Ameriprise Financial Inc.	3.000%	4/2/25	694	669
	Aon Corp.	2.800%	5/15/30	200	177
	Aon Corp.	5.350%	2/28/33	5,270	5,452
	Aon Global Ltd.	4.600%	6/14/44	478	425
	Aon Global Ltd.	4.750%	5/15/45	505	461
[8]	Athene Global Funding	0.950%	1/8/24	2,000	1,916
[10,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.382%	7/26/29	8,000	5,376
[5,11]	AXA SA	5.625%	1/16/54	1,700	1,982
[5,12]	AXA SA	3.875%	Perpetual	2,387	2,470
	Banco Santander SA	5.147%	8/18/25	10,000	9,834
	Banco Santander SA	3.490%	5/28/30	200	175
[5]	Bank of America Corp.	4.000%	1/22/25	1,000	979
[5]	Bank of America Corp.	0.981%	9/25/25	4,000	3,736
[5]	Bank of America Corp.	3.093%	10/1/25	479	461
[5]	Bank of America Corp.	3.366%	1/23/26	4,099	3,943
[5]	Bank of America Corp.	2.015%	2/13/26	356	334
[5]	Bank of America Corp.	1.319%	6/19/26	1,755	1,604
[5]	Bank of America Corp.	3.559%	4/23/27	242	231
[5]	Bank of America Corp.	3.824%	1/20/28	4,563	4,352
[5]	Bank of America Corp.	3.705%	4/24/28	244	231
[5]	Bank of America Corp.	4.948%	7/22/28	1,010	1,005
[5]	Bank of America Corp.	3.419%	12/20/28	520	484
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,310
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,391
[5]	Bank of America Corp.	4.271%	7/23/29	201	193
[5]	Bank of America Corp.	3.194%	7/23/30	1,050	933
[5]	Bank of America Corp.	1.898%	7/23/31	1,550	1,243
[5,12]	Bank of America Corp.	0.654%	10/26/31	2,400	2,015
	Bank of America Corp.	2.299%	7/21/32	6,800	5,479
	Bank of America Corp.	4.571%	4/27/33	2,500	2,378
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,711
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,202
	Bank of America Corp.	3.311%	4/22/42	400	308
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	944
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	807
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	1,636
[5]	Bank of America Corp.	2.831%	10/24/51	1,000	657
	Bank of Montreal	5.200%	12/12/24	10,700	10,710
	Bank of New York Mellon Corp.	4.414%	7/24/26	4,300	4,252
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	3,370	3,500
	Bank of New York Mellon Corp.	4.543%	2/1/29	3,000	2,973
	Bank of New York Mellon Corp.	4.596%	7/26/30	2,900	2,849
	Bank of New York Mellon Corp.	4.706%	2/1/34	3,000	2,967
[5]	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,082
	Bank of Nova Scotia	4.750%	2/2/26	7,200	7,158
	Bank of Nova Scotia	4.850%	2/1/30	5,000	4,938
[5,12]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	2,300	2,273
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,12]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	2,500	2,474
[5,12]	Banque Federative du Credit Mutuel SA	5.125%	1/13/33	1,000	1,092
	Barclays plc	4.375%	9/11/24	510	492
	Barclays plc	1.007%	12/10/24	2,564	2,473
	Barclays plc	5.304%	8/9/26	3,400	3,333
	Barclays plc	7.385%	11/2/28	5,225	5,532
[12]	Barclays plc	0.577%	8/9/29	900	777
	Barclays plc	7.437%	11/2/33	4,000	4,417
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	382
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,859
[12]	Berkshire Hathaway Inc.	1.625%	3/16/35	900	774
[8]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	890	676
[5,12]	BNP Paribas SA	3.875%	1/10/31	2,500	2,684
	Capital One Financial Corp.	5.468%	2/1/29	2,060	2,008
	Capital One Financial Corp.	5.268%	5/10/33	3,300	3,098
	Capital One Financial Corp.	5.817%	2/1/34	4,500	4,374
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,231
	Chubb INA Holdings Inc.	1.375%	9/15/30	4,000	3,235
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,572
	Citigroup Inc.	0.981%	5/1/25	3,625	3,447
	Citigroup Inc.	4.140%	5/24/25	3,335	3,279
	Citigroup Inc.	2.014%	1/25/26	6,800	6,405
	Citigroup Inc.	3.200%	10/21/26	1,524	1,439
	Citigroup Inc.	4.450%	9/29/27	1,907	1,849
	Citigroup Inc.	4.658%	5/24/28	2,615	2,585
[5]	Citigroup Inc.	3.668%	7/24/28	1,198	1,135
[5]	Citigroup Inc.	3.520%	10/27/28	200	187
[5]	Citigroup Inc.	4.412%	3/31/31	248	236
[5]	Citigroup Inc.	2.572%	6/3/31	650	549
	Citigroup Inc.	2.561%	5/1/32	3,000	2,486
	Citigroup Inc.	3.785%	3/17/33	5,000	4,484
	Citigroup Inc.	6.270%	11/17/33	7,090	7,668
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,275
	Citigroup Inc.	4.650%	7/30/45	2,316	2,108
	Citigroup Inc.	4.650%	7/23/48	1,000	926
	CME Group Inc.	2.650%	3/15/32	3,500	3,032
	Commonwealth Bank of Australia	5.079%	1/10/25	3,500	3,516
	Commonwealth Bank of Australia	5.316%	3/13/26	5,000	5,084
[5,10,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.440%	9/10/30	6,800	4,536
	Cooperatieve Rabobank UA	5.000%	1/13/25	16,400	16,425
[5,12]	Cooperatieve Rabobank UA	4.625%	1/27/28	1,900	2,092
[8]	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,731
[8]	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,819
[8]	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,667
[8]	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,085
[8]	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,859
[8]	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,837
[12]	Credit Agricole SA	0.625%	1/12/28	1,600	1,518
[5,12]	Credit Agricole SA	4.000%	1/18/33	1,000	1,106
	Credit Suisse AG	4.750%	8/9/24	10,000	9,660
	Credit Suisse Group AG	3.750%	3/26/25	1,000	921
	Credit Suisse Group AG	4.550%	4/17/26	1,136	1,044
[12]	Danske Bank A/S	4.000%	1/12/27	5,900	6,394
[12]	Danske Bank A/S	4.125%	1/10/31	1,400	1,526
[5]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,313
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.720%	1/18/29	2,000	1,991
[5]	Deutsche Bank AG	3.547%	9/18/31	3,000	2,461
	Deutsche Bank AG	3.742%	1/7/33	2,500	1,816
[5]	Discover Bank	4.250%	3/13/26	2,700	2,566
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,525
	Equitable Holdings Inc.	5.594%	1/11/33	7,250	7,112
	Equitable Holdings Inc.	5.000%	4/20/48	290	248
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,088
	Fifth Third Bancorp	3.950%	3/14/28	4,000	3,612
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,081
	GATX Corp.	3.500%	6/1/32	3,200	2,813
	Goldman Sachs Group Inc.	5.700%	11/1/24	5,105	5,143
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	349
[5]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	245
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	201
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,280
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,530	3,223
[5,11]	Goldman Sachs Group Inc.	7.250%	4/10/28	1,300	1,730
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	326
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,670
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	178
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,140	2,616
[11]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	517
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,617
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,129
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,480	3,234
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	2,014
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,730
	HSBC Holdings plc	4.300%	3/8/26	215	210
	HSBC Holdings plc	2.999%	3/10/26	6,950	6,590
	HSBC Holdings plc	3.900%	5/25/26	257	243
[5]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,645
[5]	HSBC Holdings plc	4.292%	9/12/26	200	191
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,565
[5]	HSBC Holdings plc	4.041%	3/13/28	652	614
	HSBC Holdings plc	7.390%	11/3/28	5,500	5,879
	HSBC Holdings plc	6.161%	3/9/29	3,000	3,084
[5]	HSBC Holdings plc	4.583%	6/19/29	348	331
[12]	HSBC Holdings plc	0.641%	9/24/29	3,300	2,947
[5]	HSBC Holdings plc	3.973%	5/22/30	248	224
[5]	HSBC Holdings plc	2.357%	8/18/31	1,000	807
	HSBC Holdings plc	2.804%	5/24/32	9,360	7,649
[5,11]	HSBC Holdings plc	6.000%	3/29/40	700	778
	HSBC Holdings plc	6.332%	3/9/44	5,000	5,279
	HSBC USA Inc.	5.625%	3/17/25	5,900	5,918
	ING Groep NV	3.950%	3/29/27	214	205
	ING Groep NV	4.050%	4/9/29	236	221
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,558
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,145	2,159
	Invesco Finance plc	4.000%	1/30/24	200	198
	Invesco Finance plc	5.375%	11/30/43	590	584
[12]	JAB Holdings BV	4.750%	6/29/32	800	878
[12]	JAB Holdings BV	2.250%	12/19/39	500	379
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	106	104
	JPMorgan Chase & Co.	3.900%	7/15/25	256	252
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	2,010	1,893
	JPMorgan Chase & Co.	4.080%	4/26/26	5,100	5,003
	JPMorgan Chase & Co.	3.200%	6/15/26	303	291
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,797
	JPMorgan Chase & Co.	2.947%	2/24/28	207	192
	JPMorgan Chase & Co.	4.323%	4/26/28	6,430	6,281
	JPMorgan Chase & Co.	4.851%	7/25/28	3,370	3,365
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	473	443
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	384	367
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	200	194
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	229	200
	JPMorgan Chase & Co.	1.953%	2/4/32	5,000	4,023
	JPMorgan Chase & Co.	4.586%	4/26/33	1,700	1,647
	JPMorgan Chase & Co.	6.400%	5/15/38	3,000	3,418
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,148
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	5,930	4,527
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,399
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,834
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	547
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,551
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,282
[5]	KeyBank NA	3.300%	6/1/25	200	187
[5]	KeyBank NA	4.150%	8/8/25	2,200	2,085
	KeyBank NA	5.000%	1/26/33	2,235	2,075
	Lazard Group LLC	4.500%	9/19/28	262	251
[5]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,549
	Lloyds Banking Group plc	4.716%	8/11/26	3,300	3,211
	Lloyds Banking Group plc	5.871%	3/6/29	3,400	3,430
[5,10,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	5.032%	3/7/25	1,000	662
	M&T Bank Corp.	5.053%	1/27/34	2,000	1,851
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,347
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,540	3,316
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	247
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	3,455	3,705
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,250	2,213
[12]	Mastercard Inc.	1.000%	2/22/29	2,030	1,937
	Mastercard Inc.	2.950%	3/15/51	2,000	1,506
	MetLife Inc.	4.125%	8/13/42	1,000	842
	MetLife Inc.	4.875%	11/13/43	2,200	2,052
	MetLife Inc.	5.000%	7/15/52	3,800	3,552
	MetLife Inc.	5.250%	1/15/54	2,080	2,030
[5,12]	Metropolitan Life Global Funding I	3.750%	12/5/30	2,900	3,101
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	265
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	636	620
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	918
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	3,980	3,990
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	3,670	3,704
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	237
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	1,850	1,865
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	4,680	3,750
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	4,430	4,476
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	439
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	237
	Mizuho Financial Group Inc.	5.667%	5/27/29	3,000	3,040
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	176
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley	2.720%	7/22/25	7,830	7,553
[5]	Morgan Stanley	4.000%	7/23/25	4,444	4,358
[5]	Morgan Stanley	3.875%	1/27/26	707	691
[5]	Morgan Stanley	2.188%	4/28/26	2,070	1,945
	Morgan Stanley	4.679%	7/17/26	2,360	2,328
	Morgan Stanley	3.625%	1/20/27	573	551
	Morgan Stanley	5.050%	1/28/27	14,190	14,163
	Morgan Stanley	1.593%	5/4/27	3,900	3,512
	Morgan Stanley	2.475%	1/21/28	3,500	3,200
[5]	Morgan Stanley	3.591%	7/22/28	751	710
	Morgan Stanley	5.123%	2/1/29	5,360	5,394
[12]	Morgan Stanley	4.656%	3/2/29	1,600	1,769
[12]	Morgan Stanley	0.495%	10/26/29	1,100	979
[5]	Morgan Stanley	2.699%	1/22/31	500	430
[5]	Morgan Stanley	3.622%	4/1/31	265	243
[5]	Morgan Stanley	1.794%	2/13/32	4,980	3,910
[12]	Morgan Stanley	2.950%	5/7/32	900	887
	Morgan Stanley	4.889%	7/20/33	2,000	1,963
[5,12]	Morgan Stanley	5.148%	1/25/34	1,000	1,139
	Morgan Stanley	5.948%	1/19/38	8,690	8,622
[5]	Morgan Stanley	3.971%	7/22/38	1,000	882
[5]	Morgan Stanley	4.457%	4/22/39	4,045	3,712
	Morgan Stanley	3.217%	4/22/42	1,735	1,340
	Morgan Stanley	4.300%	1/27/45	725	636
[5]	Morgan Stanley	2.802%	1/25/52	1,215	802
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,103
	Nasdaq Inc.	3.950%	3/7/52	665	516
[5]	NatWest Group plc	4.269%	3/22/25	700	686
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,063
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,271
[5,11]	NIBC Bank NV	3.125%	11/15/23	4,300	5,201
	Nomura Holdings Inc.	2.710%	1/22/29	1,300	1,103
	Northern Trust Corp.	4.000%	5/10/27	4,000	3,917
	OneMain Finance Corp.	3.500%	1/15/27	305	256
[5]	PNC Bank NA	3.100%	10/25/27	262	244
[5]	PNC Bank NA	2.700%	10/22/29	200	172
	PNC Financial Services Group Inc.	4.758%	1/26/27	13,000	12,841
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	374
	PNC Financial Services Group Inc.	5.068%	1/24/34	3,360	3,317
	Principal Financial Group Inc.	5.500%	3/15/53	2,044	1,953
	Progressive Corp.	2.500%	3/15/27	1,800	1,670
[8]	Protective Life Corp.	4.300%	9/30/28	200	192
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,005
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	425
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,660	1,257
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,502
[5]	Royal Bank of Canada	3.970%	7/26/24	8,000	7,892
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,444
	Santander Holdings USA Inc.	3.500%	6/7/24	184	179
	Santander Holdings USA Inc.	6.499%	3/9/29	4,480	4,477
	Santander UK Group Holdings plc	6.833%	11/21/26	7,080	7,176
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	3,920
	Santander UK Group Holdings plc	6.534%	1/10/29	3,000	3,052
[11]	Scottish Widows Ltd.	5.500%	6/16/23	3,236	3,981
	State Street Corp.	4.857%	1/26/26	1,520	1,511
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.820%	11/4/28	920	964
	State Street Corp.	3.152%	3/30/31	223	199
	State Street Corp.	4.821%	1/26/34	3,000	2,981
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	209
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	283
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	395
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	188
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,598
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	520
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	4,000	4,126
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	235
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,864	3,772
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	3,500	3,657
[8]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,100	7,213
	Synovus Bank	5.625%	2/15/28	2,000	1,814
	Toronto-Dominion Bank	3.766%	6/6/25	4,000	3,896
	Toronto-Dominion Bank	5.103%	1/9/26	3,500	3,521
	Toronto-Dominion Bank	5.156%	1/10/28	3,500	3,538
[5]	Truist Bank	1.500%	3/10/25	200	184
[5]	Truist Financial Corp.	4.873%	1/26/29	4,250	4,136
[5]	Truist Financial Corp.	5.122%	1/26/34	2,000	1,948
	US Bancorp	5.727%	10/21/26	5,990	6,018
[5]	US Bancorp	3.900%	4/26/28	300	287
[5]	US Bancorp	4.548%	7/22/28	7,900	7,690
	US Bancorp	4.653%	2/1/29	3,000	2,925
	US Bancorp	5.850%	10/21/33	1,000	1,045
	US Bancorp	4.839%	2/1/34	2,000	1,939
[11]	Utmost Group plc	4.000%	12/15/31	489	449
[12]	Visa Inc.	1.500%	6/15/26	6,449	6,597
[5]	Wells Fargo & Co.	3.550%	9/29/25	540	519
[5]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,067
	Wells Fargo & Co.	3.000%	4/22/26	504	476
[5]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,378
	Wells Fargo & Co.	3.000%	10/23/26	545	510
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	188
[5]	Wells Fargo & Co.	3.526%	3/24/28	2,460	2,321
[5,11]	Wells Fargo & Co.	3.473%	4/26/28	1,900	2,152
[5]	Wells Fargo & Co.	3.584%	5/22/28	244	230
[5]	Wells Fargo & Co.	4.808%	7/25/28	3,370	3,329
[5]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,024
[5]	Wells Fargo & Co.	3.350%	3/2/33	5,460	4,732
[5]	Wells Fargo & Co.	4.897%	7/25/33	4,250	4,145
[11]	Wells Fargo & Co.	4.625%	11/2/35	900	1,045
[5,11]	Wells Fargo & Co.	4.875%	11/29/35	700	766
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,050
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,441
[5]	Wells Fargo & Co.	4.650%	11/4/44	1,000	864
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	618
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	423
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	665
[5,11]	Wells Fargo Bank NA	5.250%	8/1/23	6,550	8,053
	Westpac Banking Corp.	1.953%	11/20/28	5,000	4,354
[5,13]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,262
[5]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,535
	Westpac Banking Corp.	2.963%	11/16/40	1,175	799
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	2.950%	9/15/29	1,585	1,389
	Willis North America Inc.	3.875%	9/15/49	680	510
[5,11]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	1,000	1,120
					867,699
Health Care (2.8%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,048
	AbbVie Inc.	3.200%	11/21/29	313	290
	AbbVie Inc.	4.050%	11/21/39	8,632	7,704
	AbbVie Inc.	4.875%	11/14/48	2,395	2,300
	AbbVie Inc.	4.250%	11/21/49	725	640
[5]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	3,883
[5]	Allina Health System	3.887%	4/15/49	1,135	930
	AmerisourceBergen Corp.	4.300%	12/15/47	3,400	2,947
	Amgen Inc.	5.250%	3/2/25	9,765	9,874
	Amgen Inc.	2.200%	2/21/27	2,609	2,404
	Amgen Inc.	5.150%	3/2/28	15,230	15,553
	Amgen Inc.	2.450%	2/21/30	3,720	3,242
	Amgen Inc.	3.150%	2/21/40	2,250	1,765
	Amgen Inc.	5.600%	3/2/43	2,240	2,310
	Amgen Inc.	3.375%	2/21/50	750	562
	Amgen Inc.	5.650%	3/2/53	1,720	1,790
	Amgen Inc.	5.750%	3/2/63	1,740	1,805
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	911
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,597
	AstraZeneca plc	4.000%	9/18/42	3,990	3,629
	Baxter International Inc.	2.272%	12/1/28	5,915	5,138
	Baxter International Inc.	2.539%	2/1/32	4,430	3,609
	Baxter International Inc.	3.132%	12/1/51	2,000	1,296
	Becton Dickinson & Co.	4.693%	2/13/28	2,200	2,210
	Becton Dickinson & Co.	4.669%	6/6/47	300	280
[12]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	1,800	1,941
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,393
	Boston Scientific Corp.	1.900%	6/1/25	1,000	945
	Boston Scientific Corp.	4.550%	3/1/39	392	368
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,116	1,060
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	61
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,705
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	643
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	408
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,250	2,178
[8]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	221
[8]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	170	149
	Centene Corp.	2.450%	7/15/28	2,990	2,600
	Centene Corp.	3.000%	10/15/30	227	191
	Centene Corp.	2.625%	8/1/31	1,290	1,046
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,891
[5]	CHRISTUS Health	4.341%	7/1/28	200	195
	Cigna Group	3.750%	7/15/23	1,084	1,079
	Cigna Group	1.250%	3/15/26	1,500	1,359
	Cigna Group	2.375%	3/15/31	1,815	1,534
	Cigna Group	4.800%	8/15/38	1,730	1,678
	Cigna Group	3.400%	3/15/50	1,550	1,146
[5]	City of Hope	4.378%	8/15/48	80	69
	CommonSpirit Health	2.760%	10/1/24	615	596
	CVS Health Corp.	2.625%	8/15/24	200	194
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.625%	4/1/27	1,419	1,368
	CVS Health Corp.	3.250%	8/15/29	20	18
	CVS Health Corp.	5.125%	2/21/30	7,300	7,392
	CVS Health Corp.	4.780%	3/25/38	6,147	5,857
	CVS Health Corp.	2.700%	8/21/40	1,300	930
[8]	DaVita Inc.	3.750%	2/15/31	265	209
	DH Europe Finance II Sarl	2.600%	11/15/29	500	447
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	884
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,918
	Elevance Health Inc.	3.125%	5/15/50	2,450	1,757
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,327
	Eli Lilly & Co.	3.375%	3/15/29	200	191
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,151
[8]	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,442
[8]	GE HealthCare Technologies Inc.	5.650%	11/15/27	3,700	3,826
[8]	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,215	2,318
[8]	GE HealthCare Technologies Inc.	5.905%	11/22/32	2,630	2,796
[8]	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,592
	Gilead Sciences Inc.	3.500%	2/1/25	675	662
	Gilead Sciences Inc.	3.650%	3/1/26	433	424
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,458
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	293
	HCA Inc.	5.250%	6/15/26	757	758
	Johnson & Johnson	2.450%	9/1/60	1,700	1,120
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,347
[8]	Medline Borrower LP	3.875%	4/1/29	185	160
[8]	Medline Borrower LP	5.250%	10/1/29	140	121
	Medtronic Inc.	4.625%	3/15/45	500	490
	Merck & Co. Inc.	1.900%	12/10/28	150	133
	Merck & Co. Inc.	3.400%	3/7/29	1,421	1,366
	Merck & Co. Inc.	2.150%	12/10/31	4,105	3,468
	Merck & Co. Inc.	4.000%	3/7/49	2,675	2,401
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	932
	Mylan Inc.	4.550%	4/15/28	100	96
	Novartis Capital Corp.	2.750%	8/14/50	850	629
[8]	Organon & Co.	4.125%	4/30/28	450	414
	Pfizer Inc.	3.450%	3/15/29	382	369
	Pfizer Inc.	2.625%	4/1/30	865	780
	Pfizer Inc.	1.700%	5/28/30	200	168
	Pfizer Inc.	1.750%	8/18/31	440	363
	Pfizer Inc.	2.550%	5/28/40	1,546	1,161
[8]	Roche Holdings Inc.	2.076%	12/13/31	4,255	3,600
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	209
[12]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	1,100	967
[12]	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	500	391
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,000	3,052
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	254
	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
	Tenet Healthcare Corp.	4.875%	1/1/26	630	618
	Tenet Healthcare Corp.	6.250%	2/1/27	205	202
	Tenet Healthcare Corp.	6.125%	10/1/28	135	129
	Tenet Healthcare Corp.	4.250%	6/1/29	118	107
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	130	136
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	130	137
[12]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	1,000	708
[12]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	3,036	3,282
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	879
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,663
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,410	5,613
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	3,660	2,785
	UnitedHealth Group Inc.	5.250%	2/15/28	1,460	1,521
	UnitedHealth Group Inc.	3.850%	6/15/28	245	239
	UnitedHealth Group Inc.	5.350%	2/15/33	5,315	5,649
	UnitedHealth Group Inc.	2.750%	5/15/40	850	644
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,082
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,316
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,264
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	190
	Zoetis Inc.	5.400%	11/14/25	6,220	6,330
	Zoetis Inc.	4.700%	2/1/43	1,820	1,702
	Zoetis Inc.	3.950%	9/12/47	1,660	1,398
					213,987
Industrials (3.5%)
[5]	3M Co.	2.250%	9/19/26	100	93
	3M Co.	3.250%	8/26/49	796	593
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	89
[8]	Air Canada	3.875%	8/15/26	390	354
[5,12]	Airbus SE	2.375%	6/9/40	700	600
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	189
[8]	American Airlines Inc.	11.750%	7/15/25	108	117
[8]	American Airlines Inc.	5.500%	4/20/26	540	532
[8]	American Airlines Inc.	7.250%	2/15/28	103	100
[8]	American Airlines Inc.	5.750%	4/20/29	1,230	1,181
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	260	222
[5,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,284
[5,13]	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,662
	Boeing Co.	2.800%	3/1/24	245	239
	Boeing Co.	4.875%	5/1/25	1,779	1,776
	Boeing Co.	2.750%	2/1/26	2,330	2,207
	Boeing Co.	2.250%	6/15/26	790	723
	Boeing Co.	2.700%	2/1/27	1,420	1,310
	Boeing Co.	3.250%	2/1/28	10,130	9,444
	Boeing Co.	3.200%	3/1/29	1,780	1,621
	Boeing Co.	5.150%	5/1/30	829	834
	Boeing Co.	3.550%	3/1/38	4,500	3,586
	Boeing Co.	5.705%	5/1/40	1,650	1,665
	Boeing Co.	3.750%	2/1/50	2,600	1,963
	Boeing Co.	5.805%	5/1/50	2,896	2,912
	Boeing Co.	5.930%	5/1/60	2,100	2,099
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,322
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	980
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	244
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,104
	Canadian National Railway Co.	3.850%	8/5/32	5,500	5,227
	Canadian National Railway Co.	4.400%	8/5/52	5,780	5,422
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,429
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	275	246
	Caterpillar Financial Services Corp.	4.800%	1/6/26	13,440	13,658
[8]	Chart Industries Inc.	7.500%	1/1/30	60	62
[8]	Chart Industries Inc.	9.500%	1/1/31	40	42
	CSX Corp.	4.250%	3/15/29	2,860	2,823
	CSX Corp.	4.750%	11/15/48	2,000	1,876
	CSX Corp.	3.800%	4/15/50	900	731
	CSX Corp.	4.250%	11/1/66	1,000	832
[8]	Daimler Truck Finance North America LLC	1.125%	12/14/23	6,305	6,121
[8]	Delta Air Lines Inc.	4.750%	10/20/28	4,119	3,951
	Delta Air Lines Inc.	3.750%	10/28/29	325	288
	Emerson Electric Co.	1.800%	10/15/27	200	179
	Emerson Electric Co.	2.200%	12/21/31	1,820	1,538
[8]	ERAC USA Finance LLC	7.000%	10/15/37	4,200	4,963
	FedEx Corp.	3.875%	8/1/42	2,300	1,878
	FedEx Corp.	4.550%	4/1/46	800	704
	FedEx Corp.	4.050%	2/15/48	800	650
[8]	Gates Global LLC	6.250%	1/15/26	91	90
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,623
[5,12]	Heathrow Funding Ltd.	1.125%	10/8/30	1,400	1,229
[5,11]	Heathrow Funding Ltd.	2.750%	8/9/49	800	618
	Honeywell International Inc.	1.950%	6/1/30	286	245
	Honeywell International Inc.	5.000%	2/15/33	7,190	7,562
[12]	Honeywell International Inc.	4.125%	11/2/34	1,582	1,745
	Honeywell International Inc.	5.700%	3/15/37	5,000	5,530
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,740	2,745
[5]	John Deere Capital Corp.	4.800%	1/9/26	13,276	13,478
[5]	John Deere Capital Corp.	4.850%	10/11/29	6,335	6,551
[14]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	2,000	2,076
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	1,200	1,181
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,141
	Lockheed Martin Corp.	5.250%	1/15/33	4,450	4,746
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,639
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,302
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	9,693	9,670
	Norfolk Southern Corp.	2.550%	11/1/29	903	795
	Norfolk Southern Corp.	3.050%	5/15/50	860	597
	Norfolk Southern Corp.	4.550%	6/1/53	1,648	1,481
	Northrop Grumman Corp.	3.200%	2/1/27	4,230	4,049
	Northrop Grumman Corp.	4.700%	3/15/33	3,720	3,757
	Northrop Grumman Corp.	4.030%	10/15/47	6,360	5,533
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,386
	Northrop Grumman Corp.	4.950%	3/15/53	3,020	3,007
[5]	PACCAR Financial Corp.	2.850%	4/7/25	7,863	7,597
	Parker-Hannifin Corp.	3.650%	6/15/24	6,740	6,640
	Parker-Hannifin Corp.	3.250%	6/14/29	6,500	5,989
[5,13]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,927
	Raytheon Technologies Corp.	5.000%	2/27/26	1,650	1,675
	Raytheon Technologies Corp.	6.050%	6/1/36	2,879	3,164
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	2,759
	Raytheon Technologies Corp.	5.375%	2/27/53	3,540	3,727
[8]	Regal Rexnord Corp.	6.050%	4/15/28	1,505	1,511
[8]	Regal Rexnord Corp.	6.400%	4/15/33	2,720	2,725
	Republic Services Inc.	1.750%	2/15/32	864	693
	Republic Services Inc.	5.000%	4/1/34	2,490	2,531
28

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	85	88
[8]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	185	194
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	1,744
[8]	Rolls-Royce plc	5.750%	10/15/27	830	830
	Southwest Airlines Co.	5.250%	5/4/25	938	941
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,913
[8]	Spirit AeroSystems Inc.	7.500%	4/15/25	50	50
	Spirit AeroSystems Inc.	4.600%	6/15/28	83	70
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	190	207
	Teledyne Technologies Inc.	2.750%	4/1/31	1,880	1,605
[8]	TopBuild Corp.	3.625%	3/15/29	110	94
[8]	TopBuild Corp.	4.125%	2/15/32	310	263
[8]	TransDigm Inc.	8.000%	12/15/25	675	688
[8]	TransDigm Inc.	6.250%	3/15/26	831	832
[8]	TransDigm Inc.	6.750%	8/15/28	120	121
	Triton Container International Ltd.	3.250%	3/15/32	5,670	4,488
	Tyco Electronics Group SA	3.125%	8/15/27	238	224
	Tyco Electronics Group SA	2.500%	2/4/32	3,260	2,788
	Union Pacific Corp.	3.250%	2/5/50	905	688
	Union Pacific Corp.	3.839%	3/20/60	1,000	807
	Union Pacific Corp.	3.850%	2/14/72	3,100	2,455
[8]	United Airlines Inc.	4.375%	4/15/26	818	784
[8]	United Airlines Inc.	4.625%	4/15/29	610	552
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	913	907
	United Parcel Service Inc.	6.200%	1/15/38	6,710	7,647
	United Parcel Service Inc.	5.300%	4/1/50	875	939
					264,298
Materials (1.2%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	795
	Albemarle Corp.	4.650%	6/1/27	1,000	984
[8]	Arconic Corp.	6.000%	5/15/25	60	60
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	115
[8]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	270	216
	Ball Corp.	6.875%	3/15/28	195	202
	Ball Corp.	2.875%	8/15/30	291	244
	Ball Corp.	3.125%	9/15/31	300	248
[8]	Berry Global Inc.	4.875%	7/15/26	172	168
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	12,075	12,173
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	14,240	14,415
[8]	Big River Steel LLC	6.625%	1/31/29	354	354
[8]	Canpack SA	3.875%	11/15/29	850	695
	Celanese US Holdings LLC	5.900%	7/5/24	1,445	1,446
[8]	Chemours Co.	4.625%	11/15/29	765	633
	Dow Chemical Co.	2.100%	11/15/30	2,000	1,672
	Dow Chemical Co.	4.375%	11/15/42	300	260
	DuPont de Nemours Inc.	5.319%	11/15/38	380	383
[8]	Element Solutions Inc.	3.875%	9/1/28	328	287
	FMC Corp.	4.500%	10/1/49	135	113
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,285	1,209
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	590
	Freeport-McMoRan Inc.	5.250%	9/1/29	780	770
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	213
	Freeport-McMoRan Inc.	4.625%	8/1/30	660	626
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	140
29

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	189
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	735
[8]	Ingevity Corp.	3.875%	11/1/28	220	190
	International Paper Co.	4.800%	6/15/44	549	503
[5]	Inversiones CMPC SA	4.750%	9/15/24	2,000	1,972
[8]	Kaiser Aluminum Corp.	4.500%	6/1/31	485	398
	Linde Inc.	2.000%	8/10/50	1,000	593
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,926
	Mosaic Co.	4.875%	11/15/41	440	395
	Newmont Corp.	2.800%	10/1/29	3,385	3,001
	Newmont Corp.	2.250%	10/1/30	2,540	2,132
[8]	Novelis Corp.	4.750%	1/30/30	315	290
[8]	Novelis Corp.	3.875%	8/15/31	220	185
	Nucor Corp.	3.125%	4/1/32	3,590	3,170
	Nucor Corp.	4.400%	5/1/48	1,650	1,456
	Nucor Corp.	3.850%	4/1/52	1,500	1,212
	Nutrien Ltd.	5.900%	11/7/24	700	710
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,847
	Nutrien Ltd.	4.900%	3/27/28	2,230	2,230
	Nutrien Ltd.	4.200%	4/1/29	2,042	1,971
	Nutrien Ltd.	2.950%	5/13/30	1,000	879
	Nutrien Ltd.	4.125%	3/15/35	180	161
	Nutrien Ltd.	5.800%	3/27/53	4,685	4,831
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	50	41
	Packaging Corp. of America	3.400%	12/15/27	230	219
	Packaging Corp. of America	4.050%	12/15/49	150	123
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	6,290	6,462
	Rio Tinto Finance USA plc	5.125%	3/9/53	5,980	6,161
	RPM International Inc.	4.550%	3/1/29	1,660	1,588
	Sherwin-Williams Co.	4.500%	6/1/47	310	274
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	708
[8]	SPCM SA	3.125%	3/15/27	155	136
[8]	SPCM SA	3.375%	3/15/30	425	352
	Steel Dynamics Inc.	2.400%	6/15/25	555	526
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,430
	Westlake Corp.	3.125%	8/15/51	1,000	638
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	55
	WRKCo Inc.	3.900%	6/1/28	325	309
					89,009
Real Estate (0.9%)
	Agree LP	2.000%	6/15/28	1,120	951
	Agree LP	2.600%	6/15/33	1,130	888
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	198
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	2,000	1,874
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	1,967
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,700	2,471
[5,12]	Aroundtown SA	0.000%	7/16/26	1,100	844
[5,12]	Aroundtown SA	2.875%	Perpetual	400	150
[12]	ATF Netherlands BV	7.078%	Perpetual	1,000	514
[5,12]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	1,000	1,045
[5,12]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	2,054	1,829
	Camden Property Trust	3.350%	11/1/49	2,480	1,829
	Corporate Office Properties LP	2.250%	3/15/26	2,000	1,779
30

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,126
	Crown Castle Inc.	4.450%	2/15/26	310	306
	Crown Castle Inc.	5.000%	1/11/28	2,440	2,458
	Crown Castle Inc.	3.800%	2/15/28	1,093	1,038
	Crown Castle Inc.	4.750%	5/15/47	700	612
	Crown Castle Inc.	5.200%	2/15/49	200	185
	Digital Realty Trust LP	3.600%	7/1/29	200	179
	ERP Operating LP	4.500%	7/1/44	3,385	2,960
	Essex Portfolio LP	4.500%	3/15/48	920	761
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	4,763
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	747
	Healthpeak OP LLC	5.250%	12/15/32	4,310	4,321
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,706
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,199
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	555	401
	Life Storage LP	2.400%	10/15/31	2,070	1,670
	Mid-America Apartments LP	2.750%	3/15/30	200	175
	MPT Operating Partnership LP	3.500%	3/15/31	575	384
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	196
	Omega Healthcare Investors Inc.	3.375%	2/1/31	1,836	1,461
[5,12]	Prologis Euro Finance LLC	1.000%	2/8/29	1,400	1,237
[5,12]	Prologis Euro Finance LLC	3.875%	1/31/30	431	445
[5,12]	Prologis International Funding II SA	1.625%	6/17/32	2,062	1,663
	Prologis LP	1.750%	2/1/31	1,645	1,329
	Prologis LP	4.625%	1/15/33	1,655	1,627
	Prologis LP	5.250%	6/15/53	5,977	5,962
	Realty Income Corp.	4.850%	3/15/30	4,155	4,100
	SBA Communications Corp.	3.125%	2/1/29	325	283
	Simon Property Group LP	2.000%	9/13/24	189	181
	Simon Property Group LP	3.500%	9/1/25	1,200	1,158
	Simon Property Group LP	3.250%	11/30/26	203	192
	Simon Property Group LP	1.750%	2/1/28	200	172
	Simon Property Group LP	2.650%	7/15/30	1,000	843
	Simon Property Group LP	3.800%	7/15/50	250	186
[5]	UDR Inc.	2.950%	9/1/26	185	173
[8]	VICI Properties LP	5.625%	5/1/24	235	233
[8]	VICI Properties LP	4.625%	6/15/25	641	620
	Welltower OP LLC	4.250%	4/1/26	600	588
[11]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,233
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,337
					71,549
Technology (1.8%)
	Apple Inc.	3.850%	5/4/43	1,715	1,562
	Apple Inc.	3.850%	8/4/46	1,660	1,480
	Apple Inc.	2.950%	9/11/49	925	699
	Apple Inc.	4.100%	8/8/62	6,980	6,228
	Block Inc.	3.500%	6/1/31	45	37
	Broadcom Inc.	5.000%	4/15/30	1,450	1,441
[8]	Broadcom Inc.	3.137%	11/15/35	8,860	6,828
[8]	Broadcom Inc.	3.500%	2/15/41	800	603
[8]	CommScope Inc.	7.125%	7/1/28	239	176
	Dell International LLC	6.100%	7/15/27	500	525
	Dell International LLC	5.250%	2/1/28	5,770	5,825
	Dell International LLC	6.200%	7/15/30	2,051	2,157
[8]	Entegris Escrow Corp.	4.750%	4/15/29	4,380	4,134
31

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Entegris Escrow Corp.	5.950%	6/15/30	865	838
	Global Payments Inc.	1.500%	11/15/24	2,560	2,411
[12]	Highland Holdings Sarl	0.934%	12/15/31	1,100	913
	HP Inc.	4.000%	4/15/29	5,030	4,770
[8]	Imola Merger Corp.	4.750%	5/15/29	440	393
	Intel Corp.	4.875%	2/10/26	7,180	7,274
	Intel Corp.	3.150%	5/11/27	44	42
	Intel Corp.	4.875%	2/10/28	6,160	6,258
	Intel Corp.	2.450%	11/15/29	237	209
	Intel Corp.	5.125%	2/10/30	3,540	3,604
	Intel Corp.	5.200%	2/10/33	3,570	3,631
	Intel Corp.	5.625%	2/10/43	3,150	3,227
	Intel Corp.	4.750%	3/25/50	1,345	1,231
	Intel Corp.	3.050%	8/12/51	2,400	1,640
	Intel Corp.	4.900%	8/5/52	5,790	5,392
	Intel Corp.	5.900%	2/10/63	1,490	1,532
	International Business Machines Corp.	4.150%	5/15/39	7,180	6,362
	KLA Corp.	5.000%	3/15/49	2,820	2,763
[8]	McAfee Corp.	7.375%	2/15/30	550	459
	NVIDIA Corp.	3.500%	4/1/40	1,710	1,467
	NVIDIA Corp.	3.700%	4/1/60	500	401
	NXP BV	3.250%	5/11/41	2,350	1,708
	Oracle Corp.	3.400%	7/8/24	100	98
	Oracle Corp.	2.950%	11/15/24	371	360
	Oracle Corp.	2.950%	5/15/25	328	316
	Oracle Corp.	5.800%	11/10/25	3,580	3,669
	Oracle Corp.	2.650%	7/15/26	298	278
	Oracle Corp.	2.300%	3/25/28	3,315	2,967
	Oracle Corp.	2.950%	4/1/30	921	813
	Oracle Corp.	4.650%	5/6/30	9,210	8,968
	Oracle Corp.	3.850%	7/15/36	3,430	2,916
	Oracle Corp.	3.600%	4/1/40	1,300	1,007
	Oracle Corp.	3.650%	3/25/41	2,250	1,742
	Oracle Corp.	3.950%	3/25/51	1,610	1,210
	Oracle Corp.	6.900%	11/9/52	1,000	1,121
	PayPal Holdings Inc.	3.900%	6/1/27	1,120	1,101
	RELX Capital Inc.	3.000%	5/22/30	1,000	890
	S&P Global Inc.	2.700%	3/1/29	6,460	5,878
[8]	Sabre GLBL Inc.	7.375%	9/1/25	144	129
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	919
[8]	SS&C Technologies Inc.	5.500%	9/30/27	110	107
	Texas Instruments Inc.	4.600%	2/15/28	5,130	5,240
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,100
	VMware Inc.	4.700%	5/15/30	500	485
	Workday Inc.	3.700%	4/1/29	3,160	2,960
					135,494
Utilities (3.6%)
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,223
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	992
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,375
[5]	Alabama Power Co.	1.450%	9/15/30	2,000	1,607
	Ameren Corp.	3.500%	1/15/31	700	636
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,210
	Ameren Illinois Co.	5.900%	12/1/52	3,225	3,607
	American Electric Power Co. Inc.	2.031%	3/15/24	2,100	2,037
32

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Amprion GmbH	3.450%	9/22/27	7,900	8,509
[5]	Appalachian Power Co.	4.500%	3/1/49	500	432
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,199
[5,11]	Cadent Finance plc	2.125%	9/22/28	1,400	1,467
[8]	Calpine Corp.	5.125%	3/15/28	395	362
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	996
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	1,944	1,723
[5]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	4,400	4,360
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	5,040	5,148
	CenterPoint Energy Inc.	4.250%	11/1/28	319	307
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,312
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,042
	Commonwealth Edison Co.	4.900%	2/1/33	2,465	2,519
	Commonwealth Edison Co.	3.800%	10/1/42	685	578
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	399
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	3,218
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	215
	Connecticut Light & Power Co.	4.000%	4/1/48	307	264
	Connecticut Light & Power Co.	5.250%	1/15/53	6,020	6,214
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,663
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,243
	Constellation Energy Generation LLC	6.250%	10/1/39	2,530	2,674
	Consumers Energy Co.	4.650%	3/1/28	2,810	2,835
	Consumers Energy Co.	3.600%	8/15/32	900	833
	Consumers Energy Co.	3.950%	7/15/47	900	763
	Consumers Energy Co.	4.200%	9/1/52	1,770	1,552
[5,13]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	3,665
[5]	Dominion Energy Inc.	3.375%	4/1/30	405	367
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	402
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,750	1,784
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	489
[5]	DTE Electric Co.	1.900%	4/1/28	615	543
	DTE Electric Co.	4.300%	7/1/44	2,490	2,209
	DTE Energy Co.	2.950%	3/1/30	1,000	878
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	848
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	512
	Duke Energy Carolinas LLC	2.550%	4/15/31	860	739
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	257
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,365
	Duke Energy Carolinas LLC	5.350%	1/15/53	2,030	2,116
	Duke Energy Corp.	3.300%	6/15/41	500	377
	Duke Energy Corp.	3.500%	6/15/51	500	367
	Duke Energy Florida LLC	3.800%	7/15/28	241	236
	Duke Energy Florida LLC	1.750%	6/15/30	290	239
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,855	1,909
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,936
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,176
[5,12]	Enel Finance International NV	0.875%	9/28/34	1,800	1,363
[5,12]	Engie SA	2.000%	9/28/37	1,500	1,258
	Entergy Arkansas LLC	3.500%	4/1/26	202	197
	Entergy Arkansas LLC	5.150%	1/15/33	980	1,007
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,285
	Entergy Corp.	2.800%	6/15/30	1,721	1,490
	Entergy Louisiana LLC	5.590%	10/1/24	1,200	1,212
	Entergy Louisiana LLC	1.600%	12/15/30	515	407
33

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.200%	9/1/48	500	434
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,374
	Eversource Energy	4.200%	6/27/24	8,930	8,834
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,254
	Eversource Energy	5.450%	3/1/28	2,580	2,674
	Exelon Corp.	5.150%	3/15/28	5,160	5,256
	Exelon Corp.	4.050%	4/15/30	400	381
	Exelon Corp.	3.350%	3/15/32	2,600	2,325
	Exelon Corp.	5.625%	6/15/35	200	209
	Exelon Corp.	5.100%	6/15/45	1,000	947
	Exelon Corp.	4.450%	4/15/46	1,000	863
	Exelon Corp.	4.100%	3/15/52	1,400	1,156
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,729
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,185
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	5,891
[8]	ITC Holdings Corp.	4.950%	9/22/27	1,250	1,257
[5,12]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,600	3,839
[5,12]	National Grid plc	3.245%	3/30/34	1,600	1,567
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	168
[8]	NextEra Energy Operating Partners LP	4.500%	9/15/27	85	81
	NiSource Inc.	5.250%	3/30/28	2,670	2,717
	Northern States Power Co.	6.250%	6/1/36	500	555
	NRG Energy Inc.	6.625%	1/15/27	55	55
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	1,900	1,967
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,000	2,705
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	843
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,865
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	889
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,428
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,830	7,010
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,211
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	774
	PacifiCorp	5.250%	6/15/35	313	324
	PacifiCorp	6.250%	10/15/37	3,762	4,213
	PacifiCorp	4.125%	1/15/49	525	450
	PacifiCorp	4.150%	2/15/50	865	740
	PacifiCorp	5.350%	12/1/53	10,550	10,826
	PECO Energy Co.	4.150%	10/1/44	1,515	1,319
	PECO Energy Co.	3.700%	9/15/47	1,285	1,044
[8]	Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,647
	PPL Electric Utilities Corp.	5.250%	5/15/53	6,620	6,856
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	620
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	825
	Public Service Co. of Colorado	4.050%	9/15/49	500	422
	Public Service Co. of New Hampshire	5.150%	1/15/53	3,010	3,057
	Public Service Co. of Oklahoma	5.250%	1/15/33	1,500	1,534
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	240
[5]	Public Service Electric & Gas Co.	4.650%	3/15/33	4,610	4,627
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	696
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	400
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,720	2,464
	Sempra Energy	3.700%	4/1/29	4,000	3,717
	Southern California Edison Co.	5.300%	3/1/28	2,570	2,637
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,744
34

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,582
	Southern California Edison Co.	4.000%	4/1/47	615	506
	Southern California Edison Co.	3.450%	2/1/52	700	517
	Southern Co.	4.475%	8/1/24	4,480	4,421
	Southern Co.	5.150%	10/6/25	3,465	3,507
[5]	Southern Co.	3.700%	4/30/30	700	655
	Southern Co.	4.400%	7/1/46	350	305
	Tampa Electric Co.	3.875%	7/12/24	1,580	1,556
	Union Electric Co.	3.900%	9/15/42	454	383
	Union Electric Co.	4.000%	4/1/48	910	756
	Union Electric Co.	3.900%	4/1/52	1,500	1,262
	Union Electric Co.	5.450%	3/15/53	6,620	6,911
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	425	411
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	831
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	997
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	399
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	515
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	63
	WEC Energy Group Inc.	5.000%	9/27/25	5,000	5,006
	WEC Energy Group Inc.	4.750%	1/9/26	9,750	9,749
	WEC Energy Group Inc.	4.750%	1/15/28	7,310	7,311
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,500	2,544
					271,179
Total Corporate Bonds (Cost $2,745,914)					2,577,880
Floating Rate Loan Interests (0.1%)
[10]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	9.558%	4/20/28	155	157
[10]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.148%	7/6/29	149	149
[10]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.840%	8/2/27	417	401
[10]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.998%	7/21/28	415	405
[10]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	8.998%	7/21/28	28	27
[10]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	8.515%	3/1/29	179	168
[10]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	8.090%	10/23/28	203	198
[10]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.600%	4/11/25	20	20
[10]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	7.159%	11/5/28	1,745	1,744
[10]	Spirit Aerosystems Inc. Term Loan, TSFR3M + 4.500%	9.176%	1/15/27	2	2
[10]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.157%	3/22/29	108	108
[10]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.157%	3/22/29	164	162
Total Floating Rate Loan Interests (Cost $3,530)					3,541
Sovereign Bonds (3.2%)
[5,12]	Belfius Bank SA	5.250%	4/19/33	1,100	1,173
[5]	Bermuda	3.717%	1/25/27	700	676
[5]	Bermuda	5.000%	7/15/32	7,890	7,860
35

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bermuda	3.375%	8/20/50	3,881	2,784
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	742
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	3,919
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	4,500	4,425
[5,12]	European Union	2.625%	2/4/48	23,680	23,002
[5,8]	Kingdom of Saudi Arabia	4.750%	1/18/28	27,690	28,087
[5,8]	Kingdom of Saudi Arabia	5.000%	1/18/53	7,350	6,881
[5,8]	Korea Electric Power Corp.	3.625%	6/14/25	5,333	5,207
[5,8]	Korea Electric Power Corp.	5.375%	4/6/26	9,680	9,830
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,530
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	187
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	520
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	957
[5]	Petroleos del Peru SA	5.625%	6/19/47	4,740	3,068
	Petroleos Mexicanos	6.490%	1/23/27	6,590	5,979
	Petroleos Mexicanos	6.500%	3/13/27	3,583	3,253
	Petroleos Mexicanos	6.500%	6/2/41	1,134	759
	Petroleos Mexicanos	6.375%	1/23/45	183	116
	Petroleos Mexicanos	6.750%	9/21/47	945	613
	Petroleos Mexicanos	6.350%	2/12/48	2,731	1,702
[5]	Republic of Croatia	5.500%	4/4/23	5,608	5,608
	Republic of Hungary	5.375%	3/25/24	298	299
[5,8]	Republic of Hungary	6.125%	5/22/28	2,100	2,157
[5]	Republic of Panama	3.160%	1/23/30	1,000	879
[5]	Republic of Panama	2.252%	9/29/32	500	384
	Republic of Panama	8.125%	4/28/34	780	916
[5]	Republic of Panama	4.300%	4/29/53	1,010	742
[5]	Republic of Panama	3.870%	7/23/60	6,912	4,534
	Republic of Peru	2.844%	6/20/30	5,470	4,793
[5]	Republic of Peru	2.783%	1/23/31	6,803	5,819
[5]	Republic of Poland	5.750%	11/16/32	4,137	4,409
[5,7]	Republic of Poland	5.500%	4/4/53	8,033	8,193
[5,12]	Republic of Romania	2.125%	3/7/28	2,689	2,484
[12]	Republic of Romania	6.625%	9/27/29	10,660	11,806
	Republic of the Philippines	4.625%	7/17/28	1,000	1,014
	Republic of the Philippines	5.609%	4/13/33	1,310	1,402
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,442
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	1,070	1,002
[5,12]	Serbia International Bond	3.125%	5/15/27	2,060	2,013
[5,8]	Serbia International Bond	6.500%	9/26/33	2,100	2,094
[5,12]	Serbia International Bond	2.050%	9/23/36	1,400	916
[5,8,15]	Ukraine Government Bond	6.876%	5/21/31	5,000	861
[11]	United Kingdom of Great Britain and Northern Ireland	2.750%	9/7/24	2,586	3,138
[5]	United Mexican States	5.400%	2/9/28	15,510	15,976
[5]	United Mexican States	2.659%	5/24/31	9,009	7,537
[5,16]	United Mexican States	7.750%	5/29/31	100,000	5,205
[5,16]	United Mexican States	10.000%	11/20/36	140,000	8,450
[5,16]	United Mexican States	8.500%	11/18/38	264,500	13,998
[5,16]	United Mexican States	7.750%	11/13/42	152,000	7,340
Total Sovereign Bonds (Cost $243,812)					242,681
36

Core Bond Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.0%)
Houston TX GO	6.290%	3/1/32	1,465	1,562
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	701
Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	574
Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	468
Total Taxable Municipal Bonds (Cost $3,694)				3,305
37

Core Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17]	Vanguard Market Liquidity Fund (Cost $61,126)	4.839%	611,442	61,138
Total Investments (98.6%) (Cost $7,836,704)				7,517,738
Other Assets and Liabilities—Net (1.4%)				105,547
Net Assets (100%)				7,623,285
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $8,535,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $13,601,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $27,488,000 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $3,832,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $478,750,000, representing 6.3% of net assets.
9	Interest-only security.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Face amount denominated in British pounds.
12	Face amount denominated in euro.
13	Face amount denominated in Australian dollars.
14	Face amount denominated in Swiss francs.
15	Non-income-producing security—security in default.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
38

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	3,254	356,338	678
10-Year U.S. Treasury Note	June 2023	1,594	183,186	216
Euro-Schatz	June 2023	118	13,526	(41)
Ultra 10-Year U.S. Treasury Note	June 2023	574	69,535	102
Ultra Long U.S. Treasury Bond	June 2023	578	81,570	2,267
				3,222

Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(597)	(123,252)	105
10-Year Japanese Government Bond	June 2023	(92)	(102,633)	79
AUD 3-Year Treasury Bond	June 2023	(106)	(7,710)	(98)
AUD 10-Year Treasury Bond	June 2023	(81)	(6,654)	(161)
Euro-Bobl	June 2023	(1,128)	(144,204)	(2,287)
Euro-Bund	June 2023	(586)	(86,329)	(1,923)
Euro-Buxl	June 2023	(150)	(22,914)	(113)
Long Gilt	June 2023	(129)	(16,447)	(221)
Long U.S. Treasury Bond	June 2023	(5)	(656)	(4)
				(4,623)
				(1,401)

39

Core Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/21/23	CAD	27	USD	20	—	—
Toronto-Dominion Bank	6/21/23	EUR	15,829	USD	17,015	229	—
State Street Bank & Trust Co.	6/21/23	EUR	2,823	USD	3,045	31	—
Standard Chartered Bank	6/21/23	EUR	2,692	USD	2,887	45	—
Bank of America, N.A.	6/21/23	EUR	2,350	USD	2,549	11	—
Morgan Stanley Capital Services LLC	6/21/23	EUR	1,430	USD	1,526	32	—
Toronto-Dominion Bank	6/21/23	GBP	468	USD	577	1	—
State Street Bank & Trust Co.	6/21/23	USD	26,669	AUD	39,901	—	(80)
Morgan Stanley Capital Services LLC	6/21/23	USD	227	AUD	337	1	—
Goldman Sachs Bank USA	6/21/23	USD	2,026	CHF	1,888	—	(55)
Morgan Stanley Capital Services LLC	6/21/23	USD	112,856	EUR	105,598	—	(2,182)
Standard Chartered Bank	6/21/23	USD	23,766	EUR	21,700	127	—
State Street Bank & Trust Co.	6/21/23	USD	23,439	EUR	21,701	—	(203)
Toronto-Dominion Bank	6/21/23	USD	9,333	EUR	8,634	—	(73)
Bank of Montreal	6/21/23	USD	9,044	EUR	8,278	26	—
Bank of America, N.A.	6/21/23	USD	7,928	EUR	7,350	—	(80)
JPMorgan Chase Bank, N.A.	6/21/23	USD	7,473	EUR	6,982	—	(133)
Barclays Bank plc	6/21/23	USD	1,268	EUR	1,190	—	(29)
Bank of America, N.A.	6/21/23	USD	1,175	EUR	1,077	2	—
Standard Chartered Bank	6/21/23	USD	57	EUR	53	—	(1)
State Street Bank & Trust Co.	6/21/23	USD	38,868	GBP	32,550	—	(1,349)
Morgan Stanley Capital Services LLC	6/21/23	USD	5,921	GBP	4,818	—	(32)
Bank of America, N.A.	6/21/23	USD	973	GBP	793	—	(7)
JPMorgan Chase Bank, N.A.	6/21/23	USD	758	GBP	620	—	(8)
Bank of America, N.A.	6/21/23	USD	335	JPY	43,230	5	—
Toronto-Dominion Bank	6/21/23	USD	35,626	MXN	654,008	—	(109)
						510	(4,341)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
40

Core Bond Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S39-V1	6/20/28	EUR	14,200	1.000	118	54

Credit Protection Purchased
CDX-NA-HY-S39-V1	12/20/27	USD	25,881	(5.000)	(315)	262
CDX-NA-IG-S40-V1	6/20/28	USD	270,250	(1.000)	(3,116)	(1,041)
						(779)
						(725)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	13,530	1.000	54	59	—	(5)
AT&T Inc./Baa2	12/20/23	BARC	3,370	1.000	13	14	—	(1)
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	9	6	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	9	6	3	—
MetLife Inc./A3	6/20/24	BARC	700	1.000	4	—	4	—
Republic of Colombia/Baa2	6/20/28	MSCS	10,000	1.000	(810)	(1,065)	255	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(5)	(9)	4	—
					(726)	(989)	269	(6)
41

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(3)	(1)	—	(2)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	127	132	—	(5)
					124	131	—	(7)
					(602)	(858)	269	(13)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $867,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Core Bond Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,775,578)	7,456,600
Affiliated Issuers (Cost $61,126)	61,138
Total Investments in Securities	7,517,738
Investment in Vanguard	265
Foreign Currency, at Value (Cost $1,582)	1,583
Receivables for Investment Securities Sold	2,235,996
Receivables for Accrued Income	55,939
Receivables for Capital Shares Issued	9,443
Swap Premiums Paid	217
Variation Margin Receivable—Futures Contracts	2,565
Unrealized Appreciation—Forward Currency Contracts	510
Unrealized Appreciation—Over-the-Counter Swap Contracts	269
Total Assets	9,824,525
Liabilities
Due to Custodian	3,642
Payables for Investment Securities Purchased	2,178,020
Payables for Capital Shares Redeemed	10,495
Payables for Distributions	3,172
Payables to Vanguard	340
Swap Premiums Received	1,075
Variation Margin Payable—Centrally Cleared Swap Contracts	142
Unrealized Depreciation—Forward Currency Contracts	4,341
Unrealized Depreciation—Over-the-Counter Swap Contracts	13
Total Liabilities	2,201,240
Net Assets	7,623,285
43

Core Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	8,539,011
Total Distributable Earnings (Loss)	(915,726)
Net Assets	7,623,285

Investor Shares—Net Assets
Applicable to 24,593,912 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	224,570
Net Asset Value Per Share—Investor Shares	$9.13

Admiral Shares—Net Assets
Applicable to 405,280,262 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,398,715
Net Asset Value Per Share—Admiral Shares	$18.26
See accompanying Notes, which are an integral part of the Financial Statements.
44

Core Bond Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1]	136,712
Total Income	136,712
Expenses
The Vanguard Group—Note B
Investment Advisory Services	301
Management and Administrative—Investor Shares	185
Management and Administrative—Admiral Shares	2,775
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	179
Custodian Fees	76
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	92
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	3,635
Expenses Paid Indirectly	(60)
Net Expenses	3,575
Net Investment Income	133,137
Realized Net Gain (Loss)
Investment Securities Sold[1]	(136,619)
Futures Contracts	(37,478)
Options Purchased	(1,327)
Options Written	478
Swap Contracts	491
Forward Currency Contracts	(11,461)
Foreign Currencies	76
Realized Net Gain (Loss)	(185,840)
45

Core Bond Fund
Statement of Operations (continued)
Six Months Ended March 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	355,773
Futures Contracts	49,121
Options Purchased	597
Options Written	327
Swap Contracts	(3,621)
Forward Currency Contracts	(8,218)
Foreign Currencies	(23)
Change in Unrealized Appreciation (Depreciation)	393,956
Net Increase (Decrease) in Net Assets Resulting from Operations	341,253
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,676,000, $66,000, less than $1,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
46

Core Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,137	144,697
Realized Net Gain (Loss)	(185,840)	(411,681)
Change in Unrealized Appreciation (Depreciation)	393,956	(728,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	341,253	(995,018)
Distributions
Investor Shares	(3,874)	(5,087)
Admiral Shares	(126,351)	(140,975)
Total Distributions	(130,225)	(146,062)
Capital Share Transactions
Investor Shares	15,225	(642)
Admiral Shares	968,868	1,766,325
Net Increase (Decrease) from Capital Share Transactions	984,093	1,765,683
Total Increase (Decrease)	1,195,121	624,603
Net Assets
Beginning of Period	6,428,164	5,803,561
End of Period	7,623,285	6,428,164
See accompanying Notes, which are an integral part of the Financial Statements.
47

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.86	$10.67	$10.93	$10.24	$9.59	$10.00
Investment Operations
Net Investment Income[1]	.168	.221	.125	.209	.311	.269
Net Realized and Unrealized Gain (Loss) on Investments	.265	(1.810)	(.126)	.697	.645	(.400)
Total from Investment Operations	.433	(1.589)	(.001)	.906	.956	(.131)
Distributions
Dividends from Net Investment Income	(.163)	(.213)	(.117)	(.216)	(.306)	(.279)
Distributions from Realized Capital Gains	—	(.008)	(.142)	—	—	—
Total Distributions	(.163)	(.221)	(.259)	(.216)	(.306)	(.279)
Net Asset Value, End of Period	$9.13	$8.86	$10.67	$10.93	$10.24	$9.59
Total Return[2]	4.92%	-15.06%	-0.03%	8.95%	10.15%	-1.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$203	$246	$236	$117	$80
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3]	0.20%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.74%	2.22%	1.16%	1.96%	3.16%	2.76%
Portfolio Turnover Rate[4]	248%	499%	473%	383%	406%	263%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 128%, 146%, 167%, 68%, 32%, and 60%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.72	$21.33	$21.86	$20.48	$19.18	$20.00
Investment Operations
Net Investment Income[1]	.345	.473	.266	.436	.651	.563
Net Realized and Unrealized Gain (Loss) on Investments	.530	(3.622)	(.257)	1.407	1.290	(.800)
Total from Investment Operations	.875	(3.149)	.009	1.843	1.941	(.237)
Distributions
Dividends from Net Investment Income	(.335)	(.446)	(.256)	(.463)	(.641)	(.583)
Distributions from Realized Capital Gains	—	(.015)	(.283)	—	—	—
Total Distributions	(.335)	(.461)	(.539)	(.463)	(.641)	(.583)
Net Asset Value, End of Period	$18.26	$17.72	$21.33	$21.86	$20.48	$19.18
Total Return[2]	4.98%	-14.93%	0.03%	9.11%	10.31%	-1.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,399	$6,225	$5,558	$3,212	$1,114	$905
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.84%	2.39%	1.24%	2.04%	3.31%	2.88%
Portfolio Turnover Rate[4]	248%	499%	473%	383%	406%	263%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 128%, 146%, 167%, 68%, 32%, and 60%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a
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Core Bond Fund
counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2023, counterparties had deposited in segregated accounts securities with a value of $347,000 and cash of $3,987,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption
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Core Bond Fund
from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2023, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at March 31, 2023.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
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Core Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 16% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2023, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty
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Core Bond Fund
may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at March 31, 2023.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
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Core Bond Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $265,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $60,000 (an annual rate of less than 0.01% of average net assets).
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Core Bond Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,264,846	—	4,264,846
Asset-Backed/Commercial Mortgage-Backed Securities	—	364,347	—	364,347
Corporate Bonds	—	2,577,880	—	2,577,880
Floating Rate Loan Interests	—	3,541	—	3,541
Sovereign Bonds	—	242,681	—	242,681
Taxable Municipal Bonds	—	3,305	—	3,305
Temporary Cash Investments	61,138	—	—	61,138
Total	61,138	7,456,600	—	7,517,738

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,447	—	—	3,447
Forward Currency Contracts	—	510	—	510
Swap Contracts	316[1]	269	—	585
Total	3,763	779	—	4,542
Liabilities
Futures Contracts[1]	4,848	—	—	4,848
Forward Currency Contracts	—	4,341	—	4,341
Swap Contracts	1,041[1]	13	—	1,054
Total	5,889	4,354	—	10,243
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core Bond Fund
E.  At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	217	217
Unrealized Appreciation—Futures Contracts[1]	3,447	—	—	3,447
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	316	316
Unrealized Appreciation—Forward Currency Contracts	—	510	—	510
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	269	269
Total Assets	3,447	510	802	4,759

Swap Premiums Received	—	—	1,075	1,075
Unrealized Depreciation—Futures Contracts[1]	4,848	—	—	4,848
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	1,041	1,041
Unrealized Depreciation—Forward Currency Contracts	—	4,341	—	4,341
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	13	13
Total Liabilities	4,848	4,341	2,129	11,318
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(37,478)	—	—	(37,478)
Options Purchased	(666)	—	(661)	(1,327)
Options Written	—	—	478	478
Swap Contracts	1,073	—	(582)	491
Forward Currency Contracts	—	(11,461)	—	(11,461)
Realized Net Gain (Loss) on Derivatives	(37,071)	(11,461)	(765)	(49,297)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	49,121	—	—	49,121
Options Purchased	666	—	(69)	597
Options Written	—	—	327	327
Swap Contracts	(2,838)	—	(783)	(3,621)
Forward Currency Contracts	—	(8,218)	—	(8,218)
Change in Unrealized Appreciation (Depreciation) on Derivatives	46,949	(8,218)	(525)	38,206
F.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,826,860
Gross Unrealized Appreciation	93,790
Gross Unrealized Depreciation	(409,471)
Net Unrealized Appreciation (Depreciation)	(315,681)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $466,331,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2023, the fund purchased $1,722,369,000 of investment securities and sold $1,327,032,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,753,134,000 and $14,439,222,000, respectively.
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Core Bond Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	51,366	5,698	111,923	11,178
Issued in Lieu of Cash Distributions	3,562	395	4,644	479
Redeemed	(39,703)	(4,423)	(117,209)	(11,752)
Net Increase (Decrease)—Investor Shares	15,225	1,670	(642)	(95)
Admiral Shares
Issued	2,673,202	149,056	4,224,829	216,128
Issued in Lieu of Cash Distributions	110,213	6,116	121,763	6,295
Redeemed	(1,814,547)	(101,258)	(2,580,267)	(131,633)
Net Increase (Decrease)—Admiral Shares	968,868	53,914	1,766,325	90,790
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
60

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the fund since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
61

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
62

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
63

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q13202 052023

Semiannual Report   |   March 31, 2023
Vanguard Emerging Markets Bond Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	32
Liquidity Risk Management	34

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Bond Fund
Investor Shares	$1,000.00	$1,125.60	$2.91
Admiral™ Shares	1,000.00	1,126.20	2.12
Based on Hypothetical 5% Yearly Return
Emerging Markets Bond Fund
Investor Shares	$1,000.00	$1,022.19	$2.77
Admiral Shares	1,000.00	1,022.94	2.02
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.55% for Investor Shares and 0.40% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Emerging Markets Bond Fund
Fund Allocation
As of March 31, 2023
Mexico	7.7%
Saudi Arabia	7.4
Peru	6.5
South Africa	5.5
United States	4.7
Colombia	4.6
Indonesia	4.5
Dominican Republic	4.2
Panama	3.9
Egypt	2.8
Nigeria	2.2
Chile	2.2
Poland	2.2
Israel	2.2
Oman	2.0
United Arab Emirates	2.0
Brazil	1.8
Romania	1.8
Uzbekistan	1.7
Serbia	1.6
Angola	1.6
Hungary	1.5
Morocco	1.5
Malaysia	1.5
Guatemala	1.4
Azerbaijan	1.3
Costa Rica	1.3
Ecuador	1.2
Turkey	1.2
Philippines	1.2
El Salvador	1.1
Honduras	1.1
Argentina	1.0
Kazakhstan	1.0
Senegal	1.0
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Emerging Markets Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.7%)
[1,2]	United States Treasury Note/Bond	4.125%	11/15/32	76,360	80,250
[1,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	10,273
Total U.S. Government and Agency Obligations (Cost $88,862)					90,523
Corporate Bonds (17.9%)
Azerbaijan (1.1%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,215	23,658
	State Oil Co. of The Azerbaijan Republic	6.950%	3/18/30	3,335	3,437
					27,095
Brazil (1.6%)
	Embraer Netherlands Finance BV	6.950%	1/17/28	17,258	17,397
	Globo Comunicacao e Participacoes SA	5.500%	1/14/32	11,870	9,466
	Petrobras Global Finance BV	8.750%	5/23/26	11,424	12,301
					39,164
Chile (2.1%)
	Antofagasta plc	5.625%	5/13/32	10,175	10,038
	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	4,356	3,033
	Empresa Nacional del Petroleo	4.375%	10/30/24	7,709	7,522
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,716	18,449
	Empresa Nacional del Petroleo	5.250%	11/6/29	9,489	9,120
	Inversiones CMPC SA	4.750%	9/15/24	3,980	3,923
					52,085
Colombia (0.8%)
	Ecopetrol SA	8.875%	1/13/33	20,074	20,321
Ghana (0.0%)
	Tullow Oil plc	7.000%	3/1/25	800	479
India (0.1%)
	Network i2i Ltd.	5.650%	Perpetual	2,400	2,266
Indonesia (1.2%)
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	3,270	3,227
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	19,998	20,062
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,740
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	3,579
					29,608
4

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Israel (0.4%)
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	5,050	5,289
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	4,940	5,188
					10,477
Kazakhstan (0.7%)
[6]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	1,750	1,817
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,445
	KazMunayGas National Co. JSC	6.375%	10/24/48	13,500	11,255
	KazTransGas JSC	4.375%	9/26/27	2,999	2,694
					17,211
Malaysia (1.4%)
	Petroliam Nasional Bhd	7.625%	10/15/26	2,280	2,508
	Petronas Capital Ltd.	3.500%	4/21/30	33,496	31,188
					33,696
Mexico (3.6%)
[7]	Cemex SAB de CV	9.125%	Perpetual	11,950	11,926
	CIBANCO SA Institucion de Banca Multiple Trust	4.375%	7/22/31	8,565	6,326
	Comision Federal de Electricidad	4.688%	5/15/29	7,300	6,548
	Petroleos Mexicanos	4.625%	9/21/23	2,716	2,688
	Petroleos Mexicanos	6.490%	1/23/27	16,768	15,212
	Petroleos Mexicanos	6.500%	3/13/27	6,145	5,580
	Petroleos Mexicanos	6.375%	1/23/45	2,137	1,353
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	32,907	21,359
	Petroleos Mexicanos	6.350%	2/12/48	10,894	6,789
	Petroleos Mexicanos	7.690%	1/23/50	9,453	6,663
	Petroleos Mexicanos	6.950%	1/28/60	7,945	5,138
					89,583
Peru (0.9%)
	Minsur SA	4.500%	10/28/31	2,559	2,192
	Petroleos del Peru SA	5.625%	6/19/47	30,678	19,856
					22,048
Saudi Arabia (0.4%)
	Saudi Arabian Oil Co.	2.875%	4/16/24	10,280	10,042
South Africa (1.6%)
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	15,667	15,558
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	19,247	18,924
	Eskom Holdings SOC Ltd.	8.450%	8/10/28	1,000	972
[7]	Transnet SOC Ltd.	8.250%	2/6/28	3,121	3,113
					38,567
South Korea (0.2%)
[7]	SK Hynix Inc.	6.375%	1/17/28	4,685	4,716
Thailand (0.3%)
	GC Treasury Center Co. Ltd.	4.300%	3/18/51	3,500	2,562
	Thaioil Treasury Center Co. Ltd.	5.375%	11/20/48	5,000	4,127
					6,689
United Arab Emirates (0.7%)
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	20,010	16,458
United Kingdom (0.1%)
	CK Hutchison International 21 Ltd.	1.500%	4/15/26	3,277	2,984
5

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States (0.7%)
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.750%	4/1/33	19,341	18,551
Venezuela (0.0%)
[8,9]	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	128
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	462	18
					146
Total Corporate Bonds (Cost $489,657)					442,186
Sovereign Bonds (72.7%)
Angola (1.5%)
	Republic of Angola	8.250%	5/9/28	17,490	15,487
[7]	Republic of Angola	8.750%	4/14/32	12,500	10,597
	Republic of Angola	8.750%	4/14/32	5,000	4,244
	Republic of Angola	9.375%	5/8/48	2,000	1,573
	Republic of Angola	9.125%	11/26/49	7,702	6,001
					37,902
Argentina (1.0%)
	Republic of Argentina	1.000%	7/9/29	926	259
[10]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	25,853	7,491
[10]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/35	41,371	10,757
[10]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	18,040	5,090
					23,597
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	1,516	1,505
[8]	Republic of Azerbaijan	3.500%	9/1/32	3,000	2,573
					4,078
Bahrain (0.4%)
	Kingdom of Bahrain	6.250%	1/25/51	11,537	9,058
Bermuda (0.7%)
	Government of Bermuda	5.000%	7/15/32	17,470	17,404
Brazil (0.1%)
	Federative Republic of Brazil	4.750%	1/14/50	5,000	3,704
Cameroon (0.2%)
[5]	Republic of Cameroon	5.950%	7/7/32	6,192	4,819
Colombia (3.5%)
	Republic of Colombia	4.500%	3/15/29	13,120	11,614
	Republic of Colombia	8.000%	4/20/33	4,750	4,889
	Republic of Colombia	7.500%	2/2/34	70,228	69,326
					85,829
Costa Rica (1.2%)
[7,8]	Republic of Costa Rica	6.550%	4/3/34	30,000	30,154
Croatia (0.4%)
	Republic of Croatia	5.500%	4/4/23	8,000	8,000
[5]	Republic of Croatia	1.125%	6/19/29	3,000	2,791
					10,791
6

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominican Republic (4.0%)
	Dominican Republic	5.500%	1/27/25	1,576	1,560
	Dominican Republic	6.875%	1/29/26	6,000	6,097
	Dominican Republic	5.950%	1/25/27	3,110	3,070
	Dominican Republic	5.500%	2/22/29	33,445	31,566
	Dominican Republic	4.500%	1/30/30	17,972	15,683
[7]	Dominican Republic	7.050%	2/3/31	14,310	14,470
	Dominican Republic	4.875%	9/23/32	7,754	6,575
	Dominican Republic	5.875%	1/30/60	24,418	18,712
					97,733
Ecuador (1.2%)
[10]	Republic of Ecuador, 3.500% coupon rate effective 7/31/23	2.500%	7/31/35	36,245	12,044
[10]	Republic of Ecuador, 6.000% coupon rate effective 7/31/23	5.500%	7/31/30	35,370	16,441
					28,485
Egypt (2.6%)
	Arab Republic of Egypt	8.500%	1/31/47	24,784	14,434
	Arab Republic of Egypt	7.903%	2/21/48	23,231	12,919
	Arab Republic of Egypt	8.700%	3/1/49	20,457	12,015
	Arab Republic of Egypt	8.875%	5/29/50	6,463	3,816
	Arab Republic of Egypt	8.750%	9/30/51	18,198	10,678
	Arab Republic of Egypt	8.150%	11/20/59	16,204	9,041
	Arab Republic of Egypt	7.500%	2/16/61	2,300	1,250
					64,153
El Salvador (1.1%)
	Republic of El Salvador	8.625%	2/28/29	14,836	7,979
	Republic of El Salvador	8.250%	4/10/32	8,500	4,518
	Republic of El Salvador	7.125%	1/20/50	21,740	9,892
	Republic of El Salvador	9.500%	7/15/52	6,855	3,554
					25,943
Gabon (0.6%)
	Republic of Gabon	6.950%	6/16/25	7,500	6,990
[8]	Republic of Gabon	6.625%	2/6/31	7,000	5,355
	Republic of Gabon	7.000%	11/24/31	4,678	3,592
					15,937
Georgia (0.2%)
	Republic of Georgia	2.750%	4/22/26	5,000	4,451
Guatemala (1.3%)
	Republic of Guatemala	4.500%	5/3/26	18,683	18,284
	Republic of Guatemala	5.250%	8/10/29	9,980	9,760
[8]	Republic of Guatemala	4.900%	6/1/30	4,500	4,309
					32,353
Honduras (1.0%)
[8]	Republic of Honduras	7.500%	3/15/24	6,344	6,288
	Republic of Honduras	6.250%	1/19/27	2,930	2,630
	Republic of Honduras	5.625%	6/24/30	20,011	15,859
					24,777
Hungary (1.4%)
	Republic of Hungary	5.375%	3/25/24	662	663
[5]	Republic of Hungary	5.000%	2/22/27	16,650	18,158
[7]	Republic of Hungary	6.125%	5/22/28	4,650	4,777
[5]	Republic of Hungary	1.625%	4/28/32	6,800	5,424
7

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Hungary	3.125%	9/21/51	8,905	5,494
					34,516
India (0.1%)
	Export-Import Bank of India	3.250%	1/15/30	3,000	2,655
Indonesia (3.1%)
[11]	Indonesia Treasury Bond	7.000%	2/15/33	257,093,000	17,386
[7]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	2,840	2,830
	Republic of Indonesia	4.150%	9/20/27	28,266	27,888
	Republic of Indonesia	6.625%	2/17/37	15,123	17,404
	Republic of Indonesia	5.650%	1/11/53	9,360	9,758
					75,266
Israel (1.6%)
	State of Israel	4.500%	1/17/33	39,870	39,699
Ivory Coast (0.7%)
[8]	Ivory Coast	6.375%	3/3/28	3,980	3,828
[5]	Ivory Coast	4.875%	1/30/32	3,980	3,281
[5]	Ivory Coast	6.875%	10/17/40	2,815	2,245
[5,8]	Ivory Coast	6.625%	3/22/48	10,599	7,964
					17,318
Jordan (0.7%)
[7]	Kingdom of Jordan	7.750%	1/15/28	18,000	18,303
Kazakhstan (0.2%)
[7,12]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,110
Lebanon (0.1%)
[9]	Lebanon Republic	8.250%	4/12/21	2,430	286
[9]	Lebanon Republic	6.100%	10/4/22	2,250	151
[9]	Lebanon Republic	6.650%	4/22/24	2,890	191
[9]	Lebanon Republic	7.000%	3/20/28	6,310	387
[9]	Lebanon Republic	6.650%	2/26/30	4,900	324
[9]	Lebanon Republic	7.150%	11/20/31	1,445	99
[9]	Lebanon Republic	8.200%	5/17/33	1,445	99
[9]	Lebanon Republic	8.250%	5/17/34	1,445	97
					1,634
Mexico (3.7%)
[13]	Mexican Bonos	7.750%	11/13/42	260,000	12,555
	United Mexican States	5.400%	2/9/28	28,000	28,842
	United Mexican States	2.659%	5/24/31	39,124	32,732
	United Mexican States	6.350%	2/9/35	15,478	16,458
					90,587
Morocco (1.4%)
[7]	Kingdom of Morocco	5.950%	3/8/28	12,000	12,272
[5]	Kingdom of Morocco	2.000%	9/30/30	10,430	9,161
[7]	Kingdom of Morocco	6.500%	9/8/33	3,590	3,714
	Kingdom of Morocco	4.000%	12/15/50	13,435	9,175
					34,322
Namibia (0.2%)
	Republic of Namibia	5.250%	10/29/25	4,402	4,190
Nigeria (2.1%)
	Republic of Nigeria	6.500%	11/28/27	7,790	6,358
	Republic of Nigeria	6.125%	9/28/28	10,164	7,931
[7]	Republic of Nigeria	8.375%	3/24/29	12,408	10,224
8

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Nigeria	8.747%	1/21/31	9,980	8,053
	Republic of Nigeria	7.875%	2/16/32	10,532	7,972
[7]	Republic of Nigeria	8.250%	9/28/51	12,802	8,508
	Republic of Nigeria	8.250%	9/28/51	4,600	3,057
					52,103
Oman (1.9%)
	Sultanate of Oman	5.375%	3/8/27	3,970	3,934
	Sultanate of Oman	6.750%	10/28/27	3,960	4,145
	Sultanate of Oman	5.625%	1/17/28	3,980	3,985
	Sultanate of Oman	6.500%	3/8/47	15,001	13,863
	Sultanate of Oman	6.750%	1/17/48	22,665	21,495
					47,422
Pakistan (0.4%)
	Islamic Republic of Pakistan	8.875%	4/8/51	31,846	10,823
Panama (3.6%)
	Republic of Panama	3.750%	3/16/25	3,448	3,367
	Republic of Panama	3.160%	1/23/30	7,000	6,149
	Republic of Panama	2.252%	9/29/32	13,500	10,354
	Republic of Panama	6.400%	2/14/35	9,460	9,862
[8]	Republic of Panama	4.300%	4/29/53	15,193	11,162
	Republic of Panama	6.853%	3/28/54	2,627	2,709
	Republic of Panama	4.500%	4/1/56	7,023	5,226
[8]	Republic of Panama	3.870%	7/23/60	52,936	34,720
	Republic of Panama	4.500%	1/19/63	8,617	6,218
					89,767
Paraguay (0.7%)
	Republic of Paraguay	4.700%	3/27/27	1,590	1,564
[8]	Republic of Paraguay	4.950%	4/28/31	17,497	16,920
					18,484
Peru (5.3%)
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	203	197
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,633
	Republic of Peru	7.350%	7/21/25	9,005	9,519
	Republic of Peru	2.844%	6/20/30	6,360	5,573
	Republic of Peru	2.783%	1/23/31	114,643	98,059
[14]	Republic of Peru	6.150%	8/12/32	44,580	10,814
	Republic of Peru	3.000%	1/15/34	4,692	3,830
					129,625
Philippines (1.1%)
	Republic of Philippines	5.170%	10/13/27	7,960	8,226
	Republic of Philippines	4.625%	7/17/28	4,400	4,460
	Republic of Philippines	5.609%	4/13/33	2,896	3,100
[5]	Republic of Philippines	1.750%	4/28/41	16,378	11,206
					26,992
Poland (2.1%)
	Republic of Poland	5.500%	11/16/27	3,920	4,095
	Republic of Poland	5.750%	11/16/32	8,804	9,384
[5]	Republic of Poland	4.250%	2/14/43	18,900	19,869
	Republic of Poland	5.500%	4/4/53	17,069	17,410
					50,758
9

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Romania (1.7%)
[5]	Romania	2.125%	3/7/28	4,600	4,250
[5]	Romania	6.625%	9/27/29	8,750	9,691
[5]	Romania	1.750%	7/13/30	26,645	21,191
[5]	Romania	2.750%	4/14/41	10,971	7,004
					42,136
Russia (0.2%)
[5,9]	Russian Federation	2.650%	5/27/36	11,900	4,777
Saudi Arabia (6.6%)
[7]	Kingdom of Saudi Arabia	4.750%	1/18/28	83,090	84,280
	Kingdom of Saudi Arabia	5.500%	10/25/32	11,133	11,889
	Kingdom of Saudi Arabia	4.500%	10/26/46	10,782	9,483
	Kingdom of Saudi Arabia	4.625%	10/4/47	4,100	3,658
	Kingdom of Saudi Arabia	3.250%	11/17/51	14,355	10,122
[7]	Kingdom of Saudi Arabia	5.000%	1/18/53	46,785	43,797
					163,229
Senegal (0.9%)
[8]	Republic of Senegal	6.250%	5/23/33	9,282	7,458
[8]	Republic of Senegal	6.750%	3/13/48	22,076	15,364
					22,822
Serbia (1.5%)
[5]	Republic of Serbia	3.125%	5/15/27	27,413	26,790
[7]	Republic of Serbia	6.500%	9/26/33	7,770	7,749
[5]	Republic of Serbia	2.050%	9/23/36	5,280	3,453
					37,992
South Africa (3.6%)
	Republic of South Africa	4.850%	9/30/29	12,234	11,012
[15]	Republic of South Africa	8.875%	2/28/35	198,345	9,539
[15]	Republic of South Africa	8.500%	1/31/37	354,130	15,993
	Republic of South Africa	5.650%	9/27/47	6,502	4,819
	Republic of South Africa	5.750%	9/30/49	40,603	29,915
	Republic of South Africa	7.300%	4/20/52	21,305	18,575
					89,853
South Korea (0.7%)
	Korea Development Bank	4.000%	9/8/25	2,050	2,022
	Korea Electric Power Corp.	5.375%	4/6/26	8,500	8,640
	Korea Gas Corp.	2.250%	7/18/26	310	287
	Korea National Oil Corp.	2.625%	4/14/26	2,087	1,959
	Korea National Oil Corp.	2.500%	10/24/26	3,160	2,918
	Korea South-East Power Co. Ltd.	1.000%	2/3/26	1,321	1,187
					17,013
Sri Lanka (0.6%)
[9]	Republic of Sri Lanka	6.125%	6/3/25	8,504	3,187
[9]	Republic of Sri Lanka	6.825%	7/18/26	12,679	4,695
[9]	Republic of Sri Lanka	6.750%	4/18/28	5,319	1,897
[9]	Republic of Sri Lanka	7.850%	3/14/29	14,755	5,263
[9]	Republic of Sri Lanka	7.550%	3/28/30	1,686	601
					15,643
Supranational (0.2%)
	Banque Ouest Africaine De Developpement	4.700%	10/22/31	5,000	4,108
Tunisia (0.3%)
	Tunisian Republic	5.750%	1/30/25	13,250	7,657
10

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Turkey (1.1%)
	Republic of Turkey	5.750%	5/11/47	37,915	27,021
Ukraine (0.7%)
[9]	Ukraine	7.750%	9/1/25	11,800	2,390
[9]	Ukraine	8.994%	2/1/26	14,610	2,752
[9]	Ukraine	7.750%	9/1/26	10,557	1,948
[9]	Ukraine	7.750%	9/1/27	22,715	4,066
[9]	Ukraine	7.750%	9/1/28	12,465	2,339
[9]	Ukraine	9.750%	11/1/30	501	94
[9]	Ukraine	6.876%	5/21/31	5,900	1,034
[9]	Ukraine	7.375%	9/25/34	4,700	817
[9]	Ukraine	7.253%	3/15/35	8,200	1,420
[8,9]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	50	36
					16,896
United Arab Emirates (1.2%)
[7]	Emirate of Abu Dhabi	4.951%	7/7/52	10,000	10,133
[7]	Finance Department Government of Sharjah	6.500%	11/23/32	18,620	18,983
					29,116
Uzbekistan (1.6%)
	Republic of Uzbekistan	4.750%	2/20/24	24,199	23,806
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	15,592
					39,398
Venezuela (0.0%)
[9]	Republic of Venezuela	11.750%	10/21/26	640	64
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	150
					214
Vietnam (0.2%)
	Socialist Republic of Vietnam	4.800%	11/19/24	4,700	4,605
Total Sovereign Bonds (Cost $2,025,063)					1,794,222
				Shares
Temporary Cash Investments (7.5%)
Money Market Fund (7.5%)
[16]	Vanguard Market Liquidity Fund (Cost $185,048)	4.839%		1,851,012	185,083

11

Emerging Markets Bond Fund
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)	Market Value• ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Put Options
USD	JPMC	4/27/23	TRY 19.920	23,605	541
Total Options Purchased (Cost $494)					541
Total Investments (101.8%) (Cost $2,789,124)					2,512,555
Other Assets and Liabilities—Net (-1.8%)					(44,977)
Net Assets (100.0%)					2,467,578
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $3,548,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $7,640,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $4,901,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Face amount denominated in euro.
6	Face amount denominated in Swiss francs.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $306,656,000, representing 12.4% of net assets.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Non-income-producing security—security in default.
10	Step bond.
11	Face amount denominated in Indonesian rupiah.
12	Face amount denominated in Kazakhstan Tenge.
13	Face amount denominated in Mexican pesos.
14	Face amount denominated in Peruvian soles
15	Face amount denominated in South African rand.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
JPMC—JPMorgan Chase Bank, N.A.
PUT—Put Option Obligation.
TRY—Turkish lira.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Put Options
USD	JPMC	4/27/23	TRY 19.138	23,605	(73)
Total Options Written (Premiums Received $102)					(73)
JPMC—JPMorgan Chase Bank, N.A.
TRY—Turkish lira.
USD—U.S. dollar.

12

Emerging Markets Bond Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	988	108,194	(630)
Euro-Bund	June 2023	95	13,995	(31)
Long U.S. Treasury Bond	June 2023	110	14,427	653
				(8)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(239)	(49,342)	(453)
10-Year Japanese Government Bond	June 2023	(15)	(16,734)	(6)
10-Year U.S. Treasury Note	June 2023	(247)	(28,386)	(788)
Euro-Bobl	June 2023	(421)	(53,821)	(1,094)
Euro-Schatz	June 2023	(757)	(86,772)	(830)
Ultra 10-Year U.S. Treasury Note	June 2023	(266)	(32,223)	(154)
Ultra Long U.S. Treasury Bond	June 2023	(64)	(9,032)	(30)
				(3,355)
				(3,363)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/21/23	COP	57,125,786	USD	11,689	374	—
Barclays Bank plc	6/21/23	CZK	541,612	USD	24,077	847	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	22,460	USD	24,361	110	—
Barclays Bank plc	6/21/23	EUR	702	USD	768	—	(3)
Citibank, N.A.	6/21/23	EUR	106	USD	114	1	—
Barclays Bank plc	6/21/23	HUF	888,065	USD	2,372	99	—
UBS AG	6/21/23	HUF	493,150	USD	1,273	99	—
UBS AG	6/21/23	IDR	173,577,150	USD	11,234	317	—
Bank of America, N.A.	6/21/23	MXN	477,148	USD	25,316	740	—
Morgan Stanley Capital Services Inc.	6/21/23	MXN	2,048	USD	108	4	—
Morgan Stanley Capital Services Inc.	6/21/23	PLN	13,016	USD	2,944	56	—
BNP Paribas	6/21/23	PLN	6,600	USD	1,475	47	—
Goldman Sachs & Co.	6/21/23	PLN	83	USD	19	—	—
BNP Paribas	6/21/23	THB	826,453	USD	23,735	636	—
BNP Paribas	6/21/23	THB	401,167	USD	11,830	—	—
Barclays Bank plc	4/28/23	TRY	197,556	USD	9,915	45	—
Morgan Stanley Capital Services Inc.	6/21/23	ZAR	28,750	USD	1,574	29	—
13

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	6/21/23	USD	1,840	CHF	1,695	—	(29)
Royal Bank of Canada	6/22/23	USD	12,750	CLP	10,444,800	—	(268)
Barclays Bank plc	6/22/23	USD	11,734	CLP	9,574,968	—	(200)
Morgan Stanley Capital Services Inc.	6/21/23	USD	11,773	COP	57,125,786	—	(291)
JPMorgan Chase Bank, N.A.	6/21/23	USD	20,889	CZK	461,684	—	(357)
UBS AG	6/21/23	USD	3,080	CZK	67,450	—	(24)
Morgan Stanley Capital Services Inc.	6/21/23	USD	2,869	CZK	63,565	—	(56)
BNP Paribas	6/21/23	USD	830	CZK	18,950	—	(42)
JPMorgan Chase Bank, N.A.	6/21/23	USD	133,806	EUR	124,604	—	(1,958)
Bank of America, N.A.	6/21/23	USD	105,644	EUR	99,037	—	(2,263)
Goldman Sachs & Co.	6/21/23	USD	2,566	HUF	921,950	2	—
Morgan Stanley Capital Services Inc.	6/21/23	USD	1,265	HUF	459,902	—	(14)
BNP Paribas	6/21/23	USD	17,118	IDR	259,447,227	—	(148)
JPMorgan Chase Bank, N.A.	6/21/23	USD	34,336	JPY	4,600,295	—	(734)
Barclays Bank plc	6/21/23	USD	124	JPY	16,305	—	—
Goldman Sachs & Co.	6/21/23	USD	24,203	MXN	442,971	13	—
Citibank, N.A.	6/21/23	USD	13,293	MXN	244,126	—	(39)
UBS AG	6/21/23	USD	81	MXN	1,526	—	(2)
Bank of America, N.A.	6/21/23	USD	10,745	PEN	40,938	—	(76)
Standard Chartered Bank	6/21/23	USD	11,421	PHP	630,845	—	(158)
Barclays Bank plc	6/21/23	USD	3,048	PLN	13,250	—	(6)
Morgan Stanley Capital Services Inc.	6/21/23	USD	1,463	PLN	6,460	—	(26)
Barclays Bank plc	6/21/23	USD	11,982	SGD	15,994	—	(69)
BNP Paribas	6/21/23	USD	7,960	THB	274,578	—	(137)
UBS AG	9/20/23	USD	15,839	TRY	352,987	1,065	—
JPMorgan Chase Bank, N.A.	4/28/23	USD	9,915	TRY	197,507	—	(42)
Morgan Stanley Capital Services Inc.	6/21/23	USD	1,448	TRY	29,134	119	—
14

Emerging Markets Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/21/23	USD	23,899	ZAR	443,043	—	(805)
Barclays Bank plc	6/21/23	USD	2,653	ZAR	48,767	—	(66)
						4,603	(7,813)
CHF—Swiss franc.
CLP—Chilean peso.
COP—Colombia peso.
CZK—Czech koruna.
EUR—euro.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
JPY—Japanese yen.
MXN—Mexican peso.
PEN—Peruvian sol.
PHP—Philippine Peso.
PLN—Polish zloty.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish lira.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Federative Republic of Brazil/Ba2	6/21/28	MSCS	15,350	1.000	(870)	(1,026)	156	—
Penerbangan Malaysia Bhd/WR	6/21/28	BNPSW	7,900	1.000	86	57	29	—
Penerbangan Malaysia Bhd/WR	6/21/28	GSI	13,680	1.000	149	113	36	—
Republic of Chile/A2	6/21/28	BNPSW	7,620	1.000	(12)	(32)	20	—
Republic of Chile/A2	6/21/28	GSI	2,220	1.000	(3)	(17)	14	—
Republic of Chile/A2	6/21/28	MSCS	7,790	1.000	(12)	(82)	70	—
Republic of Colombia/Baa2	6/21/28	MSCS	15,900	1.000	(1,289)	(1,690)	401	—
15

Emerging Markets Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Republic of Philippines/Baa2	6/21/28	GSI	32,660	1.000	117	(142)	259	—
Republic of South Africa/Ba2	6/21/28	BANA	1,100	1.000	(83)	(87)	4	—
					(1,917)	(2,906)	989	—
Credit Protection Purchased
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	2,121	1,184	937	—
					204	(1,722)	1,926	—
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $4,553,000 and cash of $40,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/12/25	N/A	2,630,740[1]	10.350[2]	(11.325)[3]	633	898
12/21/27	N/A	1,469,265[4]	6.509[5]	(6.805)[6]	(372)	(372)
					261	526
1	Notional amount denominated in Mexican Peso.
2	Interest payment received/paid every 28 days.
3	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent payment date. Interest payment received/paid every 28 days.
4	Notional amount denominated in Indian rupee.
5	Based on 1-day Overnight Mumbai Interbank Outright Rate as of the most recent payment date. Interest payment received/paid semiannually.
6	Interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,604,076)	2,327,472
Affiliated Issuers (Cost $185,048)	185,083
Total Investments in Securities	2,512,555
Investment in Vanguard	87
Cash	2,038
Foreign Currency, at Value (Cost $239)	118
Receivables for Investment Securities Sold	24,892
Receivables for Accrued Income	35,092
Receivables for Capital Shares Issued	2,801
Swap Premiums Paid	1,354
Variation Margin Receivable—Centrally Cleared Swap Contracts	874
Unrealized Appreciation—Forward Currency Contracts	4,603
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,926
Total Assets	2,586,340
Liabilities
Payables for Investment Securities Purchased	91,082
Payables for Capital Shares Redeemed	10,512
Payables for Distributions	1,676
Payables to Vanguard	441
Options Written, at Value (Premiums Received $102)	73
Swap Premiums Received	3,076
Variation Margin Payable—Futures Contracts	189
Unrealized Depreciation—Forward Currency Contracts	7,813
Payables to Broker-Dealer	3,900
Total Liabilities	118,762
Net Assets	2,467,578
17

Emerging Markets Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	2,993,767
Total Distributable Earnings (Loss)	(526,189)
Net Assets	2,467,578

Investor Shares—Net Assets
Applicable to 20,976,085 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	199,598
Net Asset Value Per Share—Investor Shares	$9.52

Admiral Shares—Net Assets
Applicable to 102,454,511 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,267,980
Net Asset Value Per Share—Admiral Shares	$22.14

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Bond Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1,2]	74,909
Total Income	74,909
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative—Investor Shares	492
Management and Administrative—Admiral Shares	3,892
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—Admiral Shares	55
Custodian Fees	48
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	42
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	4,652
Expenses Paid Indirectly	(14)
Net Expenses	4,638
Net Investment Income	70,271
Realized Net Gain (Loss)
Investment Securities Sold[1]	(123,255)
Futures Contracts	(435)
Options Purchased	(1,246)
Swap Contracts	3,744
Forward Currency Contracts	(13,373)
Foreign Currencies	3,288
Realized Net Gain (Loss)	(131,277)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	319,527
Futures Contracts	(596)
Options Purchased	1,171
Options Written	29
Swap Contracts	(815)
Forward Currency Contracts	(9,465)
Foreign Currencies	3,046
Change in Unrealized Appreciation (Depreciation)	312,897
Net Increase (Decrease) in Net Assets Resulting from Operations	251,891
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,282,000, $41,000, $1,000, and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $12,000.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,271	112,373
Realized Net Gain (Loss)	(131,277)	(108,234)
Change in Unrealized Appreciation (Depreciation)	312,897	(558,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	251,891	(554,514)
Distributions
Investor Shares	(6,304)	(16,513)
Admiral Shares	(69,526)	(140,877)
Total Distributions	(75,830)	(157,390)
Capital Share Transactions
Investor Shares	14,438	(110,539)
Admiral Shares	217,516	351,587
Net Increase (Decrease) from Capital Share Transactions	231,954	241,048
Total Increase (Decrease)	408,015	(470,856)
Net Assets
Beginning of Period	2,059,563	2,530,419
End of Period	2,467,578	2,059,563

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.74	$11.88	$11.73	$11.19	$10.36	$10.76
Investment Operations
Net Investment Income[1]	.286	.470	.386	.495	.524	.443
Net Realized and Unrealized Gain (Loss) on Investments	.803	(2.929)	.304	.655	.826	(.193)
Total from Investment Operations	1.089	(2.459)	.690	1.150	1.350	.250
Distributions
Dividends from Net Investment Income	(.309)	(.488)	(.391)	(.400)	(.520)	(.439)
Distributions from Realized Capital Gains	—	(.193)	(.149)	(.210)	—	(.211)
Total Distributions	(.309)	(.681)	(.540)	(.610)	(.520)	(.650)
Net Asset Value, End of Period	$9.52	$8.74	$11.88	$11.73	$11.19	$10.36
Total Return[2]	12.56%	-21.51%	5.91%	10.67%	13.40%	2.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$170	$348	$129	$64	$25
Ratio of Total Expenses to Average Net Assets	0.55%[3]	0.55%[3]	0.55%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	6.12%	4.44%	3.21%	4.40%	4.73%	4.29%
Portfolio Turnover Rate	73%	168%	186%	266%	272%	350%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	December 6, 2017[1] to September 30, 2018	Year Ended September 30,
			2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.33	$27.64	$27.30	$26.03	$24.11	$24.80
Investment Operations
Net Investment Income[2]	.682	1.160	.942	1.192	1.228	.875
Net Realized and Unrealized Gain (Loss) on Investments	1.862	(6.844)	.695	1.535	1.940	(.659)
Total from Investment Operations	2.544	(5.684)	1.637	2.727	3.168	.216
Distributions
Dividends from Net Investment Income	(.734)	(1.176)	(.950)	(.969)	(1.248)	(.906)
Distributions from Realized Capital Gains	—	(.450)	(.347)	(.488)	—	—
Total Distributions	(.734)	(1.626)	(1.297)	(1.457)	(1.248)	(.906)
Net Asset Value, End of Period	$22.14	$20.33	$27.64	$27.30	$26.03	$24.11
Total Return[3]	12.62%	-21.39%	6.03%	10.89%	13.53%	0.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,268	$1,890	$2,182	$854	$306	$76
Ratio of Total Expenses to Average Net Assets	0.40%[4]	0.40%[4]	0.40%	0.45%	0.45%	0.45%[5]
Ratio of Net Investment Income to Average Net Assets	6.26%	4.81%	3.37%	4.54%	4.88%	4.44%[5]
Portfolio Turnover Rate	73%	168%	186%	266%	272%	350%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.40%.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay
23

Emerging Markets Bond Fund
net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2023, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 6% and 15% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Emerging Markets Bond Fund
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2023, the fund’s average investment in forward currency contracts represented 25% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
25

Emerging Markets Bond Fund
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
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Emerging Markets Bond Fund
During the six months ended March 31, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 9% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
27

Emerging Markets Bond Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $87,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

Emerging Markets Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	90,523	—	90,523
Corporate Bonds	—	442,186	—	442,186
Sovereign Bonds	—	1,794,222	—	1,794,222
Temporary Cash Investments	185,083	—	—	185,083
Options Purchased	—	541	—	541
Total	185,083	2,327,472	—	2,512,555
Derivative Financial Instruments
Assets
Futures Contracts[1]	653	—	—	653
Forward Currency Contracts	—	4,603	—	4,603
Swap Contracts	898[1]	1,926	—	2,824
Total	1,551	6,529	—	8,080
Liabilities
Options Written	—	73	—	73
Futures Contracts[1]	4,016	—	—	4,016
Forward Currency Contracts	—	7,813	—	7,813
Swap Contracts	372[1]	—	—	372
Total	4,388	7,886	—	12,274
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	541	—	541
Swap Premiums Paid	—	—	1,354	1,354
Unrealized Appreciation—Futures Contracts[1]	653	—	—	653
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	898	—	—	898
Unrealized Appreciation—Forward Currency Contracts	—	4,603	—	4,603
29

Emerging Markets Bond Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	1,926	1,926
Total Assets	1,551	5,144	3,280	9,975

Options Written, at Value	—	73	—	73
Swap Premiums Received	—	—	3,076	3,076
Unrealized Depreciation—Futures Contracts[1]	4,016	—	—	4,016
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	372	—	—	372
Unrealized Depreciation—Forward Currency Contracts	—	7,813	—	7,813
Total Liabilities	4,388	7,886	3,076	15,350
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(435)	—	—	(435)
Options Purchased	—	(1,246)	—	(1,246)
Swap Contracts	(1,359)	—	5,103	3,744
Forward Currency Contracts	—	(13,373)	—	(13,373)
Realized Net Gain (Loss) on Derivatives	(1,794)	(14,619)	5,103	(11,310)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(596)	—	—	(596)
Options Purchased	—	1,171	—	1,171
Options Written	—	29	—	29
Swap Contracts	(611)	—	(204)	(815)
Forward Currency Contracts	—	(9,465)	—	(9,465)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,207)	(8,265)	(204)	(9,676)
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Emerging Markets Bond Fund
F.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,759,671
Gross Unrealized Appreciation	77,666
Gross Unrealized Depreciation	(330,699)
Net Unrealized Appreciation (Depreciation)	(253,033)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $211,431,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended March 31, 2023, the fund purchased $1,582,901,000 of investment securities and sold $1,313,764,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $206,735,000 and $156,346,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	90,817	9,691	149,839	14,152
Issued in Lieu of Cash Distributions	5,721	610	15,184	1,423
Redeemed	(82,100)	(8,769)	(275,562)	(25,467)
Net Increase (Decrease)—Investor Shares	14,438	1,532	(110,539)	(9,892)
Admiral Shares
Issued	573,980	26,054	1,382,857	57,046
Issued in Lieu of Cash Distributions	60,741	2,782	120,787	4,991
Redeemed	(417,205)	(19,316)	(1,152,057)	(48,043)
Net Increase (Decrease)—Admiral Shares	217,516	9,520	351,587	13,994
At March 31, 2023, one shareholder was a record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered performance of the fund since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
32

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Bond Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
34

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14312 052023

Semiannual Report  |  March 31, 2023
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Institutional Short-Term Bond Fund	$1,000.00	$1,023.20	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,037.70	$0.10
Based on Hypothetical 5% Yearly Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.83	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,024.83	$0.10
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratio for that period are 0.02% for Institutional Short-Term Bond Fund and 0.02% for Institutional Intermediate-Term Bond Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Institutional Short-Term Bond Fund
Fund Allocation
As of March 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	27.9%
Corporate Bonds	31.8
Sovereign Bonds	2.9
Taxable Municipal Bonds	0.9
U.S. Government and Agency Obligations	36.5
The table reflects the fund’s investments, except for temporary cash investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (36.1%)
U.S. Government Securities (30.3%)
	United States Treasury Note/Bond	2.500%	4/30/24	135,000	131,984
[1]	United States Treasury Note/Bond	0.250%	5/15/24	15,000	14,302
	United States Treasury Note/Bond	2.500%	5/15/24	15,000	14,665
	United States Treasury Note/Bond	2.500%	5/31/24	100,660	98,364
	United States Treasury Note/Bond	3.000%	6/30/24	153,636	150,852
	United States Treasury Note/Bond	0.375%	7/15/24	13,586	12,900
	United States Treasury Note/Bond	1.750%	7/31/24	61,905	59,767
	United States Treasury Note/Bond	3.000%	7/31/24	143,972	141,317
	United States Treasury Note/Bond	0.375%	8/15/24	140,846	133,363
	United States Treasury Note/Bond	4.250%	9/30/24	58,400	58,327
	United States Treasury Note/Bond	0.750%	11/15/24	11,015	10,411
[2]	United States Treasury Note/Bond	4.500%	11/30/24	699,590	702,213
	United States Treasury Note/Bond	4.250%	12/31/24	78,757	78,818
	United States Treasury Note/Bond	1.500%	2/15/25	5,600	5,334
	United States Treasury Note/Bond	2.750%	5/15/25	80,000	77,887
	United States Treasury Note/Bond	0.250%	5/31/25	300,000	276,797
	United States Treasury Note/Bond	2.875%	6/15/25	308,900	301,564
	United States Treasury Note/Bond	3.000%	7/15/25	41,750	40,850
	United States Treasury Note/Bond	3.125%	8/15/25	116,100	113,905
	United States Treasury Note/Bond	4.250%	10/15/25	24,400	24,591
	United States Treasury Note/Bond	3.875%	1/15/26	90,000	90,028
	United States Treasury Note/Bond	0.500%	2/28/26	85,000	77,244
					2,615,483
Agency Bonds and Notes (5.3%)
	Federal Farm Credit Banks	5.375%	9/9/24	184,500	186,687
	Federal Home Loan Banks	5.375%	9/9/24	184,500	186,688
	Federal Home Loan Banks	5.250%	9/13/24	83,000	83,858
					457,233
Nonconventional Mortgage-Backed Securities (0.5%)
[3,4]	Fannie Mae REMICS	3.000%	9/25/50–12/25/51	7,382	5,461
[3,4]	Freddie Mac REMICS	2.000%	12/25/51	352	225
[3,4]	Freddie Mac REMICS	3.000%	7/25/51–10/25/51	5,758	4,257
[3]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	1,955	1,184
[3]	Ginnie Mae REMICS	2.000%	11/20/51	2,011	1,258
[3]	Ginnie Mae REMICS	2.500%	9/20/51	4,124	3,099

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	41,238	31,773
[3]	Ginnie Mae REMICS	3.500%	11/20/51	744	608
					47,865
Total U.S. Government and Agency Obligations (Cost $3,122,370)					3,120,581
Asset-Backed/Commercial Mortgage-Backed Securities (27.6%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,716
[3]	Ally Auto Receivables Trust Series 2022-3	5.070%	4/15/27	13,780	13,835
[3]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	35,880	35,026
[3]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	86,260	84,687
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	19,700	19,960
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	8,010	7,700
[3]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	29,820	28,884
[3,5]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	6,511	6,410
[3,5]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	4,012
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	11,823
[3]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	18,850	18,416
[3]	BA Credit Card Trust Series 2022-A2	5.000%	4/15/28	16,760	16,952
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	440	409
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	391
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	30	27
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	260
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,040
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	368	354
[3]	BANK Series 2018-BNK12	4.255%	5/15/61	250	241
[3]	BANK Series 2018-BNK14	4.231%	9/15/60	250	237
[3]	BANK Series 2019-BNK17	3.714%	4/15/52	576	532
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	470	416
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	100	89
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	700	602
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	150
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	822	804
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	530	492
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	380
[3]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	185
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	868
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	520
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,373
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,708
[3,6]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	5.758%	2/25/30	13	13
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	1,174	1,169
[3,5]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,109
[3,5]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	8,527	8,234
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	37,820	34,783

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	16,140	15,188
[3]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,420	27,407
[3]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	56,140	54,768
[3]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	21,780	22,005
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	7,670	7,039
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	15,660	15,258
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	13,864
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	21,340	21,458
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	10,079
[3,5]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	38,910	37,147
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,690
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	6,635
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	23,660	22,527
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,193
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	11,460	11,209
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,041
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	6,020	6,016
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,590
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,650	11,034
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	4,954
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	15,500	14,998
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	502
[3]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	4,800	4,377
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,297
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	650	592
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	800	764
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	438
[3,5]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	5,647	5,597
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,031
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	815
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,643
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	570	550
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	476
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	737
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	219
[3]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,245
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	10,960	10,591
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	8,938
[3]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	10,540	10,299
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	5,460	5,304

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2013-CR9	4.489%	7/10/45	233	232
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	828
[3]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	20
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,444
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	849
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,156
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	690
[3,5]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	2,484	2,479
[3,5]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	24,840	24,830
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	6,730	5,995
[3]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	34,490	33,547
[3]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	80,810	79,010
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	40,145	40,592
[3,5]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	16,025	15,332
[3,5]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	7,550	7,093
[3,5]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	4,890	4,563
[3,5]	DLLST LLC Series 2022-1A	3.690%	9/20/28	3,060	2,961
[3,5,6]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	5.645%	10/25/56	264	259
[3,5]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	5,155	5,066
[3,5]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	6,914	6,634
[3,5]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	12,775	12,481
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	306
[3,5]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	7,390	7,009
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,592
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	17,282
[3,5]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	16,868
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	16,832
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	22,300	21,871
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,748
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,753
[3,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	22,490	22,672
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,528
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	20,560
[3]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	13,420	13,182
[3]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,358	3,333
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,379
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	8,042
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	9,190	8,411
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,393
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	11,869

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	14,810	14,341
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,299
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	24,810	25,015
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	19,440	19,480
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,309
[3,5]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,457
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	374	372
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	3,882	3,691
[3]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,569
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	237
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	128
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	452
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,102
[3]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,531	3,507
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	15,870	15,512
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	11,160	10,835
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	14,660	14,772
[3,5]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,490
[3,5]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	16,790	16,494
[3]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	10,300	9,615
[3]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	1,890	1,743
[3]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	5,420	5,031
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	14,470	14,194
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	6,080	5,969
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,433
[3,5]	HPEFS Equipment Trust Series 2022-2A	3.760%	9/20/29	9,510	9,361
[3,5]	Hyundai Auto Lease Securitization Trust Series 2022-B	3.500%	4/15/26	13,220	12,882
[3]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	15,866
[3]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	11,800	10,870
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,644
[3]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	13,885
[3]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	3,883
[3]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	26,445	25,149
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	273	272
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	233	232
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	827
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,209	1,204
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.067%	7/15/45	1,835	1,827
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,135

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	139	136
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	480
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,586
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	4,800	4,676
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	284
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	222
[3,5]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	917	914
[3,5]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,733
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	18,060	17,312
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,775
[3,5]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,573
[3,5]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	15,820	14,970
[3,5]	Master Credit Card Trust II Series 2023-1A	4.700%	6/21/27	14,030	14,006
[3]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	16,800	17,266
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	26,870	26,817
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	7,190	7,082
[3,5]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	440	439
[3,5]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	866	860
[3,5]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,183
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	1,185	1,179
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	19,330
[3,5]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,672
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	451	450
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,053
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,619
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,393
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	3,942	3,784
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	200	191
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,609	4,478
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	426
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	171	165
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,452	4,316
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	559
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	859
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	629	626
[3,5,6]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	5.608%	1/16/60	33	33
[3,5,6]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	5.761%	6/20/60	575	573

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	5.711%	8/18/60	353	353
[3,5,6]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	5.795%	11/25/65	3,819	3,792
[3,5]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,050	3,733
[3,5]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,916	3,789
[3,5,6]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.551%	12/5/59	33	33
[3,5,6]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	5.610%	4/10/50	194	194
[3,5]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	1,262	1,223
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	19,650	19,461
[3,5]	Santander Retail Auto Lease Trust Series 2022-B	3.280%	11/20/25	27,920	27,252
[3,5]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	14,630	14,157
[3,5]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	92	90
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	270	258
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	594	572
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,163	1,124
[3,5]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	69	69
[3,5,6]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	5.545%	3/26/40	85	85
[3,5]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	34	34
[3,5]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	97	93
[3,5]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	11	11
[3,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	110	107
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	38,480	37,314
[3]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	28,500	27,895
[3,5]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	4,620	4,384
[3,5]	T-Mobile US Trust Series 2022-1A	4.910%	5/22/28	13,880	13,921
[3,5]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	875
[3,5]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	12,450
[3,5]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	28,743
[3,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	25,700	24,878
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	15,170	13,877
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,312
[3]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	13,793
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	27,030	26,208
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,453
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	20,290	19,910
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,629

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,825
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	18,220	18,196
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,614
[3,5]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	14,324
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	4,457	4,164
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,397
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	202
[3,5]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	70
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	60
[3]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	11,720	11,127
[3]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	11,230	10,569
[3]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	28,530	27,016
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	35,780	34,869
[3]	Verizon Master Trust Series 2022-7	5.230%	11/22/27	17,700	17,806
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	27,740	27,817
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	3,897
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	8,530
[3,5]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	3,811
[3]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.364%	7/15/46	350	347
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	679
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	861
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	260	250
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	481
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	177
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	570
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,077
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,320
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	231
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	222
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	274
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	222
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,206
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	138	134
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	40	39

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	491
[3,5]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	14,023	13,714
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	962	956
[3,5]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,910
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	221	219
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,086
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	15,375
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	7,397
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,605
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	13,858
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	11,060	10,831
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	11,930	11,520
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,551
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	21,970	21,982
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,355
[3]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.210%	2/18/25	3,920	3,848
[3]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.340%	6/15/27	6,420	6,294
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,463,725)					2,383,565
Corporate Bonds (31.6%)
Communications (0.6%)
	Comcast Corp.	3.375%	2/15/25	1,000	981
	Comcast Corp.	5.250%	11/7/25	8,000	8,177
[7]	Comcast Corp.	0.000%	9/14/26	3,839	3,700
	Meta Platforms Inc.	3.500%	8/15/27	9,114	8,798
[5]	NTT Finance Corp.	0.583%	3/1/24	9,045	8,675
[5]	NTT Finance Corp.	1.162%	4/3/26	22,891	20,670
					51,001
Consumer Discretionary (3.0%)
	Amazon.com Inc.	4.700%	11/29/24	40,000	40,279
	Amazon.com Inc.	4.600%	12/1/25	40,000	40,343
[3]	American Honda Finance Corp.	0.550%	7/12/24	9,070	8,599
[3]	American Honda Finance Corp.	0.750%	8/9/24	9,925	9,407
[3]	American Honda Finance Corp.	1.500%	1/13/25	1,000	947
	American Honda Finance Corp.	4.750%	1/12/26	4,090	4,123
	Home Depot Inc.	2.700%	4/15/25	5,000	4,846
	Home Depot Inc.	4.000%	9/15/25	4,555	4,530
	Honda Motor Co. Ltd.	2.271%	3/10/25	10,715	10,255
[5]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	6,150	6,154
[3,7]	Toyota Finance Australia Ltd.	0.064%	1/13/25	2,400	2,449
[3]	Toyota Motor Credit Corp.	2.500%	3/22/24	26,300	25,669
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	50,000	47,580

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	0.625%	9/13/24	880	832
[3]	Toyota Motor Credit Corp.	4.400%	9/20/24	11,150	11,128
	Toyota Motor Credit Corp.	4.800%	1/10/25	7,450	7,501
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	7,085	6,709
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	3,167	3,015
[3]	Toyota Motor Credit Corp.	3.650%	8/18/25	26,150	25,595
					259,961
Consumer Staples (1.8%)
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	2,864
[7]	Coca-Cola Co.	1.875%	9/22/26	1,550	1,600
	Colgate-Palmolive Co.	3.100%	8/15/25	1,880	1,833
[5]	Kenvue Inc.	5.500%	3/22/25	18,440	18,748
	Kimberly-Clark Corp.	3.050%	8/15/25	7,920	7,689
[5]	Nestle Holdings Inc.	4.000%	9/12/25	10,000	9,954
[3,7]	PepsiCo Inc.	2.625%	4/28/26	2,117	2,244
	PepsiCo Inc.	3.600%	2/18/28	3,760	3,689
	Philip Morris International Inc.	5.125%	11/15/24	25,440	25,631
	Philip Morris International Inc.	3.375%	8/11/25	5,500	5,331
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,347
	Philip Morris International Inc.	4.875%	2/13/26	21,140	21,295
	Procter & Gamble Co.	4.100%	1/26/26	4,930	4,967
	Target Corp.	3.500%	7/1/24	13,000	12,831
[3,7]	Unilever Finance Netherlands BV	1.250%	3/25/25	2,400	2,506
	Walmart Inc.	3.900%	9/9/25	10,000	9,976
					151,505
Energy (1.0%)
	Chevron Corp.	3.326%	11/17/25	10,000	9,818
	EOG Resources Inc.	3.150%	4/1/25	10,000	9,692
[7]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,293
	Exxon Mobil Corp.	2.709%	3/6/25	15,000	14,560
	Exxon Mobil Corp.	2.992%	3/19/25	13,600	13,235
[3]	Harvest Operations Corp.	4.200%	6/1/23	2,000	1,998
[3]	Harvest Operations Corp.	1.000%	4/26/24	4,125	3,948
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	812	775
[3]	SA Global Sukuk Ltd.	0.946%	6/17/24	23,000	21,939
	Shell International Finance BV	3.250%	5/11/25	4,500	4,399
[3,7]	Shell International Finance BV	2.500%	3/24/26	2,117	2,251
					84,908
Financials (17.8%)
	American Express Co.	3.400%	2/22/24	3,039	2,995
	American Express Co.	3.375%	5/3/24	8,424	8,261
	American Express Co.	2.250%	3/4/25	4,900	4,677
	American Express Co.	3.950%	8/1/25	57,596	56,507
[5]	Athene Global Funding	0.950%	1/8/24	4,445	4,257
[5]	Athene Global Funding	0.914%	8/19/24	1,440	1,343
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,000	10,087
	Banco Santander SA	2.706%	6/27/24	10,000	9,660
[3]	Bank of America Corp.	1.843%	2/4/25	21,000	20,370
	Bank of America Corp.	0.976%	4/22/25	20,000	19,055
[3]	Bank of America Corp.	3.875%	8/1/25	15,000	14,665
[3]	Bank of America Corp.	1.530%	12/6/25	10,000	9,369
[3]	Bank of America Corp.	2.015%	2/13/26	9,753	9,143
[3]	Bank of America Corp.	3.384%	4/2/26	14,500	13,915
[3]	Bank of America Corp.	1.319%	6/19/26	6,593	6,026

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	4.827%	7/22/26	34,000	33,593
[3]	Bank of America Corp.	1.197%	10/24/26	10,000	8,985
	Bank of America Corp.	5.080%	1/20/27	20,817	20,772
[3]	Bank of Montreal	3.300%	2/5/24	5,234	5,142
[3]	Bank of Montreal	2.150%	3/8/24	25,000	24,261
[3]	Bank of Montreal	0.625%	7/9/24	13,530	12,788
[3]	Bank of New York Mellon	5.224%	11/21/25	24,550	24,608
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,026	6,554
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,300	14,141
[3]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	14,359
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,240
	Bank of New York Mellon Corp.	4.543%	2/1/29	5,000	4,955
	Bank of Nova Scotia	0.650%	7/31/24	4,090	3,857
	Bank of Nova Scotia	5.250%	12/6/24	5,000	5,012
	Bank of Nova Scotia	1.450%	1/10/25	6,400	6,002
[3]	Bank of Nova Scotia	3.450%	4/11/25	16,200	15,713
	Bank of Nova Scotia	4.750%	2/2/26	15,000	14,913
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,247
[7]	Berkshire Hathaway Inc.	0.000%	3/12/25	2,400	2,433
[7]	Berkshire Hathaway Inc.	1.125%	3/16/27	900	885
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	3,000	2,925
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,883
	Charles Schwab Corp.	1.150%	5/13/26	10,000	8,777
[3]	Citigroup Inc.	3.352%	4/24/25	4,885	4,763
	Citigroup Inc.	4.140%	5/24/25	3,000	2,950
	Citigroup Inc.	1.281%	11/3/25	2,000	1,868
	Citigroup Inc.	2.014%	1/25/26	4,975	4,686
	Commonwealth Bank of Australia	5.316%	3/13/26	5,000	5,084
[3,7]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,269
[5]	Corebridge Global Funding	0.650%	6/17/24	7,000	6,624
[5]	Danske Bank A/S	0.976%	9/10/25	3,360	3,125
[5]	F&G Global Funding	0.900%	9/20/24	2,244	2,093
[5]	F&G Global Funding	1.750%	6/30/26	2,361	2,112
[3]	Fifth Third Bank NA	3.950%	7/28/25	775	730
[5]	Five Corners Funding Trust	4.419%	11/15/23	4,506	4,469
	Goldman Sachs Group Inc.	5.700%	11/1/24	26,285	26,483
[3]	HSBC Holdings plc	3.803%	3/11/25	10,000	9,783
	HSBC Holdings plc	0.976%	5/24/25	10,000	9,415
	HSBC Holdings plc	2.999%	3/10/26	5,340	5,063
[3]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,179
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,405
	HSBC Holdings plc	7.390%	11/3/28	5,425	5,799
	HSBC USA Inc.	5.625%	3/17/25	6,700	6,721
	Intercontinental Exchange Inc.	3.650%	5/23/25	7,800	7,674
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,944
	JPMorgan Chase & Co.	3.125%	1/23/25	10,000	9,723
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,239
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	34,020	33,298
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,420
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	7,105
	JPMorgan Chase & Co.	3.900%	7/15/25	20,000	19,690
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,645
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	14,058
	JPMorgan Chase & Co.	5.546%	12/15/25	20,000	20,133
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	10,000	9,420

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	20,000	18,782
	JPMorgan Chase & Co.	4.080%	4/26/26	18,500	18,148
	JPMorgan Chase & Co.	3.200%	6/15/26	10,000	9,602
	JPMorgan Chase & Co.	1.045%	11/19/26	10,000	8,941
	JPMorgan Chase & Co.	4.851%	7/25/28	6,728	6,717
[3]	KeyBank NA	4.150%	8/8/25	3,300	3,127
	KeyBank NA	4.700%	1/26/26	14,000	13,449
	Legg Mason Inc.	3.950%	7/15/24	5,000	4,898
[5]	LSEGA Financing plc	0.650%	4/6/24	4,135	3,935
[5]	Macquarie Group Ltd.	1.201%	10/14/25	35,000	32,638
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	4,650	4,491
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	18,260	17,194
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	7,737
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,711	2,554
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	4,812	4,415
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	3,500	3,464
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	11,915	11,220
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	10,000	9,927
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,632
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	7,960	7,980
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,540
[3]	Morgan Stanley	0.791%	1/22/25	14,244	13,703
	Morgan Stanley	3.620%	4/17/25	10,000	9,815
	Morgan Stanley	0.790%	5/30/25	16,600	15,718
[3]	Morgan Stanley	2.720%	7/22/25	2,854	2,753
[3]	Morgan Stanley	4.000%	7/23/25	24,556	24,081
[3]	Morgan Stanley	1.164%	10/21/25	10,000	9,340
[3]	Morgan Stanley	2.188%	4/28/26	15,000	14,095
[7]	Morgan Stanley	2.103%	5/8/26	1,333	1,387
	Morgan Stanley	4.679%	7/17/26	31,223	30,805
	Morgan Stanley	6.138%	10/16/26	8,000	8,184
	Morgan Stanley	5.050%	1/28/27	10,120	10,101
[3]	Morgan Stanley	1.512%	7/20/27	3,630	3,221
[3,6]	Morgan Stanley, SOFR + 0.466%	5.316%	11/10/23	30,630	30,551
	National Bank of Canada	5.250%	1/17/25	3,885	3,879
[5]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	8,904
[5]	NongHyup Bank	0.875%	7/28/24	20,000	18,992
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,211
[3]	PNC Bank NA	3.250%	6/1/25	5,000	4,775
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	5,001
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,878
	Progressive Corp.	2.500%	3/15/27	2,100	1,949
[3]	Royal Bank of Canada	3.970%	7/26/24	15,250	15,045
[3]	Royal Bank of Canada	0.750%	10/7/24	6,656	6,243
	Royal Bank of Canada	3.375%	4/14/25	7,600	7,369
[3]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,203
[5]	Royal Bank of Canada	4.784%	12/12/25	24,900	25,013
[3]	Royal Bank of Canada	4.875%	1/12/26	20,000	20,038
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,452
[3]	Royal Bank of Canada	1.150%	7/14/26	5,350	4,804
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,012
[5]	Security Benefit Global Funding	1.250%	5/17/24	14,420	13,677
[5]	Skandinaviska Enskilda Banken AB	0.650%	9/9/24	14,000	13,182
	State Street Corp.	3.550%	8/18/25	10,000	9,703
	State Street Corp.	4.857%	1/26/26	11,970	11,896

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	2.901%	3/30/26	15,273	14,589
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	7,562
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	21,853	20,033
[5]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	3,450	3,285
[5]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,000	7,111
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,520
[3]	Toronto-Dominion Bank	2.350%	3/8/24	18,672	18,154
[3]	Toronto-Dominion Bank	0.700%	9/10/24	10,000	9,398
[3]	Toronto-Dominion Bank	4.285%	9/13/24	5,500	5,437
	Toronto-Dominion Bank	3.766%	6/6/25	10,770	10,489
	Toronto-Dominion Bank	5.103%	1/9/26	10,000	10,060
[3]	Toronto-Dominion Bank	1.250%	9/10/26	24,300	21,501
[3,7]	Toronto-Dominion Bank	2.551%	8/3/27	1,700	1,730
[3]	Truist Bank	1.500%	3/10/25	5,621	5,178
[3]	Truist Financial Corp.	2.500%	8/1/24	11,215	10,741
	Truist Financial Corp.	4.000%	5/1/25	3,083	2,977
[3]	Truist Financial Corp.	3.700%	6/5/25	15,000	14,365
[3]	Truist Financial Corp.	5.900%	10/28/26	10,000	9,956
[3]	Truist Financial Corp.	4.873%	1/26/29	7,085	6,896
[3,6,8]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	4.251%	7/30/25	15,000	9,962
[3,7]	US Bancorp	0.850%	6/7/24	4,292	4,453
[3]	US Bancorp	3.100%	4/27/26	3,000	2,784
	US Bancorp	5.727%	10/21/26	33,330	33,483
	Visa Inc.	3.150%	12/14/25	26,270	25,515
[7]	Visa Inc.	1.500%	6/15/26	2,865	2,931
[3,7]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,219
[3]	Wells Fargo & Co.	3.550%	9/29/25	8,788	8,453
[3,7]	Westpac Securities NZ Ltd.	0.427%	12/14/26	2,100	2,009
					1,541,507
Health Care (1.4%)
	Bristol-Myers Squibb Co.	2.900%	7/26/24	5,000	4,903
	Merck & Co. Inc.	2.750%	2/10/25	32,027	31,335
	Novartis Capital Corp.	3.000%	11/20/25	20,000	19,424
[5]	Roche Holdings Inc.	1.882%	3/8/24	20,000	19,445
[5]	Roche Holdings Inc.	2.132%	3/10/25	9,925	9,475
[5]	Roche Holdings Inc.	3.000%	11/10/25	25,000	24,104
	UnitedHealth Group Inc.	0.550%	5/15/24	4,800	4,578
	UnitedHealth Group Inc.	3.750%	7/15/25	10,000	9,889
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,680
					124,833
Industrials (3.0%)
	3M Co.	2.650%	4/15/25	900	862
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	6,120	5,903
[3]	Caterpillar Financial Services Corp.	4.900%	1/17/25	10,000	10,073
[3]	Caterpillar Financial Services Corp.	3.400%	5/13/25	20,000	19,597
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,000	4,699
	Deere & Co.	2.750%	4/15/25	20,000	19,388
	General Dynamics Corp.	3.250%	4/1/25	900	876
	Honeywell International Inc.	1.350%	6/1/25	10,000	9,428
[3]	John Deere Capital Corp.	1.250%	1/10/25	1,000	948
[3]	John Deere Capital Corp.	5.150%	3/3/25	8,330	8,438
[3]	John Deere Capital Corp.	2.125%	3/7/25	13,570	12,997
[3]	John Deere Capital Corp.	3.400%	6/6/25	8,315	8,143
	Lockheed Martin Corp.	4.950%	10/15/25	4,280	4,349
	Lockheed Martin Corp.	3.550%	1/15/26	12,190	12,067

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	PACCAR Financial Corp.	3.150%	6/13/24	13,335	13,077
[3]	PACCAR Financial Corp.	3.550%	8/11/25	10,000	9,804
	Rockwell Automation Inc.	2.875%	3/1/25	20,000	19,423
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	9,072
[5]	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	51,218	49,742
	Tyco Electronics Group SA	4.500%	2/13/26	27,433	27,448
	Union Pacific Corp.	2.750%	3/1/26	10,000	9,583
	United Parcel Service Inc.	3.900%	4/1/25	900	889
					256,806
Materials (0.3%)
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	6,710	6,764
[5]	Georgia-Pacific LLC	0.625%	5/15/24	15,265	14,542
[5]	Georgia-Pacific LLC	3.600%	3/1/25	1,455	1,417
					22,723
Real Estate (0.7%)
	Camden Property Trust	4.250%	1/15/24	3,890	3,843
	Public Storage	1.500%	11/9/26	2,200	1,985
[6]	Public Storage, SOFR + 0.470%	5.321%	4/23/24	6,465	6,425
	Realty Income Corp.	4.600%	2/6/24	2,500	2,480
	Realty Income Corp.	3.875%	4/15/25	10,000	9,753
[3,9]	Realty Income Corp.	1.875%	1/14/27	697	758
[9]	Realty Income Corp.	1.125%	7/13/27	1,300	1,342
	Simon Property Group LP	2.000%	9/13/24	6,140	5,869
	Simon Property Group LP	3.375%	10/1/24	16,740	16,335
	Simon Property Group LP	3.500%	9/1/25	10,000	9,652
					58,442
Technology (1.5%)
	Analog Devices Inc.	2.950%	4/1/25	5,000	4,834
[6]	Analog Devices Inc., SOFR + 0.250%	5.472%	10/1/24	25,000	24,743
	Apple Inc.	1.125%	5/11/25	10,000	9,383
	Intel Corp.	3.400%	3/25/25	5,000	4,914
	Intuit Inc.	0.950%	7/15/25	5,000	4,616
	Microsoft Corp.	2.700%	2/12/25	10,000	9,750
	NVIDIA Corp.	0.584%	6/14/24	64,836	61,920
	PayPal Holdings Inc.	2.400%	10/1/24	6,100	5,907
					126,067
Utilities (0.5%)
	Atlantic City Electric Co.	3.375%	9/1/24	15,000	14,588
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	2,565	2,552
[3]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	5,078	4,480
	Florida Power & Light Co.	2.850%	4/1/25	900	873
[5]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	3,565	3,472
[3]	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	10,000	9,491
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	8,000	8,126
	Southern California Gas Co.	3.150%	9/15/24	1,100	1,075
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	2,035
					46,692
Total Corporate Bonds (Cost $2,793,055)					2,724,445
Sovereign Bonds (2.9%)
[3,5]	Airport Authority Hong Kong	4.875%	1/12/26	4,310	4,366
[3]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	5,850
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,970

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corp. Andina de Fomento	1.250%	10/26/24	20,743	19,579
	Equinor ASA	1.750%	1/22/26	5,000	4,661
	Export-Import Bank of Korea	1.250%	1/18/25	80,000	75,456
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	24,169
	Export-Import Bank of Korea	4.875%	1/11/26	6,750	6,802
[3]	Korea Development Bank	1.750%	2/18/25	7,000	6,643
	Korea Development Bank	2.000%	2/24/25	20,000	19,063
[3,5]	Korea Electric Power Corp.	3.625%	6/14/25	18,667	18,226
[3]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,530
[3,5]	QatarEnergy	1.375%	9/12/26	7,798	7,059
[3]	Republic of Chile	2.750%	1/31/27	7,131	6,736
[3]	Republic of Poland	5.500%	11/16/27	655	684
[3,5]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	2,925
[3]	Saudi Arabian Oil Co.	2.875%	4/16/24	14,850	14,506
[3,5]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	19,282
Total Sovereign Bonds (Cost $263,822)					250,507
Taxable Municipal Bonds (0.9%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	52,767
	University of California Revenue	0.883%	5/15/25	27,000	25,162
Total Taxable Municipal Bonds (Cost $83,750)					77,929

Institutional Short-Term Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[10]	Vanguard Market Liquidity Fund (Cost $88,270)	4.839%	882,804	88,272
Total Investments (100.1%) (Cost $8,814,992)				8,645,299
Other Assets and Liabilities—Net (-0.1%)				(6,468)
Net Assets (100%)				8,638,831
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,631,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $541,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $943,852,000, representing 10.9% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	1,709	352,828	2,376
10-Year U.S. Treasury Note	June 2023	217	24,938	42
				2,418

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(783)	(85,745)	161
Euro-Bobl	June 2023	(125)	(15,980)	(369)
Euro-Schatz	June 2023	(83)	(9,514)	(88)
Long Gilt	June 2023	(11)	(1,402)	(31)
Long U.S. Treasury Bond	June 2023	(47)	(6,164)	(229)
Ultra 10-Year U.S. Treasury Note	June 2023	(12)	(1,454)	(44)
Ultra Long U.S. Treasury Bond	June 2023	(231)	(32,600)	(1,326)
				(1,926)
				492

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/21/23	EUR	4,388	USD	4,688	92	—
State Street Bank & Trust Co.	6/21/23	EUR	3,112	USD	3,309	81	—
BNP Paribas	6/21/23	EUR	162	USD	172	4	—
State Street Bank & Trust Co.	6/21/23	USD	12,415	AUD	18,574	—	(37)
State Street Bank & Trust Co.	6/21/23	USD	24,573	EUR	23,058	—	(546)
JPMorgan Chase Bank, N.A.	6/21/23	USD	24,436	EUR	22,773	—	(373)
Bank of Montreal	6/21/23	USD	2,388	GBP	1,984	—	(64)
State Street Bank & Trust Co.	6/21/23	USD	373	GBP	313	—	(13)
						177	(1,033)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Institutional Short-Term Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/20/28	MSCS	1,770	1.000	(2)	(14)	12	—
1 Periodic premium received/paid quarterly.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,726,722)	8,557,027
Affiliated Issuers (Cost $88,270)	88,272
Total Investments in Securities	8,645,299
Investment in Vanguard	311
Cash	2
Foreign Currency, at Value (Cost $1,696)	1,715
Receivables for Investment Securities Sold	120,231
Receivables for Accrued Income	50,206
Unrealized Appreciation—Forward Currency Contracts	177
Unrealized Appreciation—Over-the-Counter Swap Contracts	12
Total Assets	8,817,953
Liabilities
Payables for Investment Securities Purchased	177,374
Payables to Vanguard	76
Swap Premiums Received	14
Variation Margin Payable—Futures Contracts	625
Unrealized Depreciation—Forward Currency Contracts	1,033
Total Liabilities	179,122
Net Assets	8,638,831
At March 31, 2023, net assets consisted of:

Paid-in Capital	9,137,934
Total Distributable Earnings (Loss)	(499,103)
Net Assets	8,638,831

Net Assets
Applicable to 658,837,809 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,638,831
Net Asset Value Per Share	$13.11
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1]	125,418
Total Income	125,418
Expenses
The Vanguard Group—Note B
Investment Advisory Services	106
Management and Administrative	645
Marketing and Distribution	71
Custodian Fees	52
Shareholders’ Reports	8
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	891
Expenses Paid Indirectly	(21)
Net Expenses	870
Net Investment Income	124,548
Realized Net Gain (Loss)
Investment Securities Sold[1]	(172,163)
Futures Contracts	(8,347)
Swap Contracts	74
Forward Currency Contracts	(3,500)
Foreign Currencies	147
Realized Net Gain (Loss)	(183,789)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	254,634
Futures Contracts	14,544
Swap Contracts	41
Forward Currency Contracts	(6,331)
Foreign Currencies	87
Change in Unrealized Appreciation (Depreciation)	262,975
Net Increase (Decrease) in Net Assets Resulting from Operations	203,734
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,256,000, $21,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,548	130,785
Realized Net Gain (Loss)	(183,789)	(145,275)
Change in Unrealized Appreciation (Depreciation)	262,975	(475,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	203,734	(489,617)
Distributions
Total Distributions	(125,859)	(190,845)
Capital Share Transactions
Issued	—	992,071
Issued in Lieu of Cash Distributions	125,859	190,845
Redeemed	(1,052,446)	(664,216)
Net Increase (Decrease) from Capital Share Transactions	(926,587)	518,700
Total Increase (Decrease)	(848,712)	(161,762)
Net Assets
Beginning of Period	9,487,543	9,649,305
End of Period	8,638,831	9,487,543
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.00	$13.94	$14.06	$13.82	$13.55	$13.75
Investment Operations
Net Investment Income[1]	.186	.181	.165	.316	.373	.293
Net Realized and Unrealized Gain (Loss) on Investments	.114	(.855)	(.070)	.244	.271	(.202)
Total from Investment Operations	.300	(.674)	.095	.560	.644	.091
Distributions
Dividends from Net Investment Income	(.190)	(.177)	(.165)	(.320)	(.374)	(.291)
Distributions from Realized Capital Gains	—	(.089)	(.050)	—	—	—
Total Distributions	(.190)	(.266)	(.215)	(.320)	(.374)	(.291)
Net Asset Value, End of Period	$13.11	$13.00	$13.94	$14.06	$13.82	$13.55
Total Return	2.32%	-4.89%	0.68%	4.10%	4.81%	0.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,639	$9,488	$9,649	$8,256	$7,781	$7,796
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.86%	1.35%	1.18%	2.27%	2.73%	2.15%
Portfolio Turnover Rate	84%[3]	122%[3]	134%[3]	118%	83%	118%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 0%, 5%, and 16%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among

Institutional Short-Term Bond Fund
numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2023, counterparties had deposited in segregated accounts cash of $251,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Institutional Short-Term Bond Fund
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 7% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference

Institutional Short-Term Bond Fund
issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Short-Term Bond Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $311,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital

Institutional Short-Term Bond Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Short-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,120,581	—	3,120,581
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,383,565	—	2,383,565
Corporate Bonds	—	2,724,445	—	2,724,445
Sovereign Bonds	—	250,507	—	250,507
Taxable Municipal Bonds	—	77,929	—	77,929
Temporary Cash Investments	88,272	—	—	88,272
Total	88,272	8,557,027	—	8,645,299

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,579	—	—	2,579
Forward Currency Contracts	—	177	—	177
Swap Contracts	—	12	—	12
Total	2,579	189	—	2,768
Liabilities
Futures Contracts[1]	2,087	—	—	2,087
Forward Currency Contracts	—	1,033	—	1,033
Total	2,087	1,033	—	3,120
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,579	—	—	2,579
Unrealized Appreciation—Forward Currency Contracts	—	177	—	177
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	12	12
Total Assets	2,579	177	12	2,768

Swap Premiums Received	—	—	14	14
Unrealized Depreciation—Futures Contracts[1]	2,087	—	—	2,087

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Forward Currency Contracts	—	1,033	—	1,033
Total Liabilities	2,087	1,033	14	3,134
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(8,347)	—	—	(8,347)
Swap Contracts	—	—	74	74
Forward Currency Contracts	—	(3,500)	—	(3,500)
Realized Net Gain (Loss) on Derivatives	(8,347)	(3,500)	74	(11,773)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	14,544	—	—	14,544
Swap Contracts	—	—	41	41
Forward Currency Contracts	—	(6,331)	—	(6,331)
Change in Unrealized Appreciation (Depreciation) on Derivatives	14,544	(6,331)	41	8,254
F.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,795,098
Gross Unrealized Appreciation	50,620
Gross Unrealized Depreciation	(200,785)
Net Unrealized Appreciation (Depreciation)	(150,165)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $176,754,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Institutional Short-Term Bond Fund
G.  During the six months ended March 31, 2023, the fund purchased $1,786,878,000 of investment securities and sold $3,129,964,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,542,410,000 and $5,003,480,000, respectively.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	—	72,497
Issued in Lieu of Cash Distributions	9,658	14,142
Redeemed	(80,820)	(48,766)
Net Increase (Decrease) in Shares Outstanding	(71,162)	37,873
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Fund Allocation
As of March 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	10.2%
Corporate Bonds	24.7
Sovereign Bonds	1.9
Taxable Municipal Bonds	0.9
U.S. Government and Agency Obligations	62.3
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Intermediate-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (60.5%)
U.S. Government Securities (38.0%)
[1,2]	United States Treasury Note/Bond	2.500%	4/30/24	723,000	706,845
	United States Treasury Note/Bond	0.250%	5/15/24	100,000	95,344
	United States Treasury Note/Bond	2.000%	5/31/24	150,000	145,734
	United States Treasury Note/Bond	0.250%	6/15/24	98,000	93,161
	United States Treasury Note/Bond	3.000%	6/30/24	584,363	573,772
	United States Treasury Note/Bond	1.750%	7/31/24	188,095	181,600
	United States Treasury Note/Bond	3.000%	7/31/24	560,000	549,675
	United States Treasury Note/Bond	0.375%	8/15/24	400,000	378,750
	United States Treasury Note/Bond	4.250%	9/30/24	100,000	99,875
	United States Treasury Note/Bond	0.625%	10/15/24	75,000	70,922
	United States Treasury Note/Bond	0.750%	11/15/24	60,500	57,182
	United States Treasury Note/Bond	4.500%	11/30/24	9,360	9,395
	United States Treasury Note/Bond	4.250%	12/31/24	49,000	49,038
	United States Treasury Note/Bond	1.375%	1/31/25	62,500	59,473
	United States Treasury Note/Bond	1.500%	2/15/25	371,500	353,854
	United States Treasury Note/Bond	2.750%	5/15/25	212,240	206,636
	United States Treasury Note/Bond	2.875%	5/31/25	73,000	71,243
	United States Treasury Note/Bond	2.875%	6/15/25	517,300	505,014
	United States Treasury Note/Bond	3.125%	8/15/25	165,000	161,881
	United States Treasury Note/Bond	0.250%	8/31/25	300,000	274,828
[1]	United States Treasury Note/Bond	3.500%	9/15/25	518,540	513,517
[1]	United States Treasury Note/Bond	4.250%	10/15/25	347,750	350,467
[2,3]	United States Treasury Note/Bond	0.250%	10/31/25	500,000	455,781
	United States Treasury Note/Bond	2.250%	11/15/25	128,200	123,032
[2]	United States Treasury Note/Bond	4.500%	11/15/25	591,690	600,380
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	94,031
	United States Treasury Note/Bond	4.000%	2/15/26	463,625	465,508
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	136,313
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	91,156
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	90,953
[2]	United States Treasury Note/Bond	0.875%	6/30/26	300,000	273,563
	United States Treasury Note/Bond	0.625%	7/31/26	200,000	180,375
	United States Treasury Note/Bond	0.750%	8/31/26	200,000	180,750
	United States Treasury Note/Bond	0.875%	9/30/26	184,800	167,360
[1]	United States Treasury Note/Bond	1.125%	10/31/26	381,400	347,908
	United States Treasury Note/Bond	2.000%	11/15/26	100,000	94,031
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	52,979
	United States Treasury Note/Bond	1.500%	1/31/27	80,000	73,650
	United States Treasury Note/Bond	1.875%	2/28/27	400,000	373,188

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	4/30/27	250,000	240,938
	United States Treasury Note/Bond	2.375%	5/15/27	150,000	142,453
	United States Treasury Note/Bond	0.500%	5/31/27	330,000	289,523
	United States Treasury Note/Bond	2.625%	5/31/27	200,000	191,781
	United States Treasury Note/Bond	3.250%	6/30/27	110,000	108,109
	United States Treasury Note/Bond	2.750%	7/31/27	150,000	144,445
	United States Treasury Note/Bond	0.500%	8/31/27	90,000	78,441
	United States Treasury Note/Bond	3.125%	8/31/27	100,000	97,813
	United States Treasury Note/Bond	0.375%	9/30/27	100,000	86,453
[1]	United States Treasury Note/Bond	4.125%	9/30/27	367,500	374,448
	United States Treasury Note/Bond	4.125%	10/31/27	405,000	412,847
	United States Treasury Note/Bond	3.875%	12/31/27	225,000	227,391
	United States Treasury Note/Bond	1.250%	4/30/28	70,000	62,322
	United States Treasury Note/Bond	1.250%	6/30/28	70,000	62,125
	United States Treasury Note/Bond	1.000%	7/31/28	120,000	104,888
	United States Treasury Note/Bond	1.125%	8/31/28	70,000	61,458
	United States Treasury Note/Bond	1.250%	9/30/28	70,000	61,764
	United States Treasury Note/Bond	1.375%	10/31/28	55,000	48,795
					12,105,158
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,170
	Federal Home Loan Banks	3.125%	9/12/25	7,050	6,900
	Federal Home Loan Banks	2.500%	12/10/27	8,450	7,979
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,041
[4]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,229
					24,319
Conventional Mortgage-Backed Securities (22.4%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	13,938	12,568
[4,5]	Fannie Mae Pool	3.500%	4/1/44–2/1/50	82,098	77,081
[4,5]	Fannie Mae Pool	5.000%	10/1/49	559	555
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	2,175	2,004
[4,5]	Freddie Mac Gold Pool	2.500%	1/1/43–3/1/47	1,658	1,473
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	6,088	5,459
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	47,237	43,781
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	55,624	54,075
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	26,906	27,035
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	3,535	3,697
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	1,543	1,617
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/37	34	35
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/38	44	46
[4]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	514	463
[4]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	12,336	11,318
[4]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	3,550	3,430
[4]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,384	2,306
[4]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	12,167	12,369
[4]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	469	488
[4]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	134	138
[4]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	786	807
[4]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	367,103	312,601
[4,6]	Ginnie Mae II Pool	2.500%	3/20/43–5/15/53	319,454	271,946
[4,6]	Ginnie Mae II Pool	3.000%	3/20/27–5/15/53	444,947	401,002
[4,6]	Ginnie Mae II Pool	3.500%	6/20/42–4/15/53	278,668	264,084
[4]	Ginnie Mae II Pool	4.000%	2/20/34–2/20/51	182,597	177,639
[4,6]	Ginnie Mae II Pool	4.500%	4/20/48–5/15/53	266,902	264,293
[4,6]	Ginnie Mae II Pool	5.000%	4/20/40–5/15/53	76,919	77,151

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ginnie Mae II Pool	5.500%	4/20/40	58	59
[4]	Ginnie Mae II Pool	6.000%	2/20/41–10/20/41	4	4
[4,5,6]	UMBS Pool	1.500%	4/25/38–4/1/52	265,397	211,274
[4,5,6]	UMBS Pool	2.000%	5/1/28–4/25/53	2,105,406	1,780,512
[4,5,6]	UMBS Pool	2.500%	4/25/38–4/25/53	1,397,426	1,219,805
[4,5,6]	UMBS Pool	3.000%	7/1/32–5/25/53	154,457	141,881
[4,5,6]	UMBS Pool	3.500%	11/1/31–5/25/53	325,581	306,133
[4,5,6]	UMBS Pool	4.000%	5/1/32–5/25/53	487,570	478,050
[4,5,6]	UMBS Pool	4.500%	4/25/38–5/25/53	605,623	601,582
[4,5,6]	UMBS Pool	5.000%	6/1/39–5/25/53	236,578	238,108
[4,5,6]	UMBS Pool	5.500%	12/1/38–5/25/53	102,852	106,637
[4,5,6]	UMBS Pool	6.000%	10/1/52–5/25/53	38,133	39,042
[4,5]	UMBS Pool	6.500%	9/1/36–4/1/39	145	154
[4,5]	UMBS Pool	7.000%	10/1/37–9/1/38	165	181
					7,152,883
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Freddie Mac REMICS	2.000%	1/25/52	10,114	6,260
[4]	Ginnie Mae REMICS	2.000%	2/20/51	7,843	6,901
					13,161
Total U.S. Government and Agency Obligations (Cost $19,919,999)					19,295,521
Asset-Backed/Commercial Mortgage-Backed Securities (9.9%)
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,779
[4]	Ally Auto Receivables Trust Series 2022-3	5.070%	4/15/27	9,890	9,929
[4]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	34,970	34,137
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	55,610	54,596
[4]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	13,890	14,073
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	11,490	11,045
[4]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	7,680	7,439
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	5,167	5,087
[4,7]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,190
[4]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	17,530	17,127
[4]	BA Credit Card Trust Series 2022-A2	5.000%	4/15/28	14,370	14,535
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	280	262
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,260
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,033
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	440	392
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	10,734
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	996	959
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	780	753
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	1,055	1,002
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	4,459	4,116
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,464
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,372
[4]	BANK Series 2019-BNK23	2.846%	12/15/52	1,900	1,756
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	11,780	10,253
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	17,620	15,334
[4]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,341
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	9,800	9,236

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	310
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,491
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,153
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	5,750	5,526
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,457
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	4,766
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,070	3,782
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,046
[4]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	291
[4]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	4,852
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,186
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,217
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,816
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,500	10,865
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,614
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,391
[4,8]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	5.758%	2/25/30	6	6
[4,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	1,006	1,001
[4,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,805
[4,7]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	12,770	12,331
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,196
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	27,040	24,869
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	22,450	21,126
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	21,580	20,811
[4]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	53,110	51,812
[4]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	15,150	15,306
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	10,950	10,049
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,400	3,313
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,935
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	14,660	14,741
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,916
[4,7]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	28,920	27,609
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,814
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	4,948
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	12,840	12,225
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,328
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	9,660	9,449
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,298
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	3,370	3,367
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,508

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	17,410	16,490
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,408
[4]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	6,500	6,289
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,624
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,586	6,174
[4]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	1,360	1,240
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	447
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	292
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,350	3,050
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	2,700	2,579
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,135
[4,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	3,386	3,356
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/11/47	94	93
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	14,672
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	499
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	10,995
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,823
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,202
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	62
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,222
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	7,885
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	13,925
[4]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	1,982
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	3,040	2,938
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,484
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	6,870	6,713
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	2,200	2,137
[4]	COMM Mortgage Trust Series 2013-CR9	4.489%	7/10/45	566	564
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,157
[4]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	3,961
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	3,997
[4]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	1,895
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	8,687
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	825
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,142
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,560
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	7,983
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,511
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,801

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	1,460	1,457
[4,7]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	19,410	19,402
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	9,780	8,712
[4]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	33,580	32,661
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	63,130	61,724
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	22,000	22,245
[4,7]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	8,463	8,097
[4,7]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	10,300	9,677
[4,7]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	6,940	6,476
[4,7]	DLLST LLC Series 2022-1A	3.690%	9/20/28	1,470	1,423
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	5.645%	10/25/56	134	131
[4,7]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	3,038	2,985
[4,7]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	9,818	9,420
[4,7]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	10,174	9,940
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,834
[4,7]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	9,298	8,819
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,193
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	9,765
[4,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	19,753
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	9,135
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	30,400	29,815
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,795
[4]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,497
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	14,350	14,466
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,537
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	12,097
[4,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	150,285	129,104
[4,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	37,335	34,102
[4,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	25,020	23,356
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	6,360	6,247
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,270	3,246
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,448
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	5,997
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	10,650	9,747
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,132
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,363
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	9,690	9,383
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,691
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	15,780	15,910
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	14,100	14,129

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	1,997
[4,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	20,709
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	335	334
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	7,499	7,129
[4]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,086
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	682
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,431
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,073
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,131
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,814
[4,7]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	21,294	17,471
[4,7]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	4,921	4,166
[4,7]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	149,759	126,781
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	1,940	1,927
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	15,220	14,876
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	5,340	5,185
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	10,840	10,923
[4,7]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,268
[4,7]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	4,750	4,666
[4,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,335
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	7,710	7,198
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	9,760	9,002
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	7,530	6,990
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	5,250	5,150
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	1,220	1,198
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,949
[4,7]	HPEFS Equipment Trust Series 2022-2A	3.760%	9/20/29	12,990	12,787
[4,7]	Hyundai Auto Lease Securitization Trust Series 2022-B	3.500%	4/15/26	20,780	20,249
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	11,618
[4]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	16,090	14,821
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	7,081
[4]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,530
[4]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,328
[4]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	6,800	6,467
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	1,084	1,081
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	828	824

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,401
[4,7]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	13,790	11,349
[4,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	130,514	111,957
[4,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	7,117	6,105
[4,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	6,921	5,937
[4,7]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	35,992	30,874
[4,7]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	9,767	8,378
[4,7]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	126,300	108,342
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,856	1,848
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.067%	7/15/45	1,465	1,459
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	3,845
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	110	108
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,099
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,386
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	6,856	6,679
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,691
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	339
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	58
[4,7]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	827	825
[4,7]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,869
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	16,940	16,238
[4,7]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,169
[4,7]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,580
[4,7]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	22,370	21,168
[4,7]	Master Credit Card Trust II Series 2023-1A	4.700%	6/21/27	12,070	12,050
[4,7]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	16,841	13,797
[4,7]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	7,224	5,827
[4]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	14,320	14,717
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	15,150	15,120
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	4,050	3,989
[4,7]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	263	263
[4,7]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	629	625
[4,7]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,289
[4,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,415
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	586	585
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	2,769
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	57

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,149
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	9,034	8,673
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,412
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	1,648	1,574
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,793	9,516
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,194	1,153
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	9,460	9,172
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	454
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,129
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	12,052
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,099
[4,7]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	39,171	33,161
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,258	1,252
[4,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	28,526	26,168
[4,7]	OBX Trust Series 2022-J2	3.000%	8/25/52	81,699	70,082
[4,7]	OBX Trust Series 2022-J2	3.500%	8/25/52	123,357	109,749
[4,7,8]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	5.608%	1/16/60	18	18
[4,7,8]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	5.761%	6/20/60	673	670
[4,7,8]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	5.711%	8/18/60	526	525
[4,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	5.795%	11/25/65	1,587	1,575
[4,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,409	4,064
[4,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,354	5,180
[4,7]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	20,157	16,513
[4,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	71,432	63,552
[4,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.551%	12/5/59	18	18
[4,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	5.610%	4/10/50	196	196
[4,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	751	728
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	11,890	11,776
[4,7]	Santander Retail Auto Lease Trust Series 2022-B	3.280%	11/20/25	22,080	21,552
[4,7]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	11,570	11,196
[4,7]	Sequoia Mortgage Trust Series 2021-3	2.500%	5/25/51	12,501	10,273
[4,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	61	60
[4,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	178	170
[4,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	364	351
[4,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	639	618

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	2	2
[4,7]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	17	17
[4,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	55	52
[4,7]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	8	8
[4,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	74	72
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	23,430	22,720
[4]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	26,050	25,497
[4,7]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	6,830	6,482
[4,7]	T-Mobile US Trust Series 2022-1A	4.910%	5/22/28	10,420	10,451
[4,7]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	535
[4,7]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	7,991
[4,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	21,360
[4,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	24,670	23,881
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	19,620	17,948
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,254
[4]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	8,796
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	17,970	17,423
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,619
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	5,400	5,299
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,550
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,750
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	13,280	13,262
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,297
[4,7]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	10,741
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	3,436	3,210
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	456
[4,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	131
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	149
[4,7]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	20,853	17,161
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	8,780	8,336
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	15,980	15,039
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	21,470	20,330
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	13,870	13,517
[4]	Verizon Master Trust Series 2022-7	5.230%	11/22/27	12,650	12,726
[4]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	19,350	19,404

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,304
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	11,867
[4,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,191
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,307
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,045
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,310	1,260
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,189
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,039
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,822
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	2,916
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,499
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	371
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,036
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	834
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	959
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	299
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,455
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	14	13
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,111
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	1,707	1,684
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,552
[4,7]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	3,811	3,727
[4,7]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	556	552
[4,7]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,649
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,239
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,078
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	10,508
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,744
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,270
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,400	2,350
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,670	1,613

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,237
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	16,030	16,039
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,553
[4]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.210%	2/18/25	3,080	3,023
[4]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.340%	6/15/27	1,840	1,804
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,350,669)					3,143,339
Corporate Bonds (24.0%)
Communications (0.8%)
	Comcast Corp.	3.375%	2/15/25	15,000	14,712
	Comcast Corp.	3.375%	8/15/25	15,000	14,657
	Comcast Corp.	3.950%	10/15/25	12,400	12,259
[9]	Comcast Corp.	0.000%	9/14/26	13,316	12,835
	Comcast Corp.	3.150%	2/15/28	28,825	27,362
	Comcast Corp.	4.150%	10/15/28	40,135	39,707
	Comcast Corp.	2.650%	2/1/30	10,970	9,769
	Comcast Corp.	3.400%	4/1/30	11,500	10,752
	Comcast Corp.	1.950%	1/15/31	10,000	8,314
	Meta Platforms Inc.	3.500%	8/15/27	20,982	20,255
	Meta Platforms Inc.	3.850%	8/15/32	21,350	19,996
[7]	NTT Finance Corp.	1.162%	4/3/26	34,635	31,275
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,617
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	12,765
	Walt Disney Co.	3.375%	11/15/26	2,200	2,132
					240,407
Consumer Discretionary (1.2%)
	Amazon.com Inc.	3.150%	8/22/27	7,000	6,719
	Amazon.com Inc.	1.650%	5/12/28	10,000	8,854
	Amazon.com Inc.	4.650%	12/1/29	30,000	30,649
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,782
	Amazon.com Inc.	4.700%	12/1/32	21,455	21,998
[4]	American Honda Finance Corp.	0.550%	7/12/24	8,755	8,301
[4]	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,203
[4]	American Honda Finance Corp.	1.800%	1/13/31	20,000	16,487
	Home Depot Inc.	1.500%	9/15/28	5,505	4,800
	Home Depot Inc.	3.900%	12/6/28	7,700	7,584
	Home Depot Inc.	2.950%	6/15/29	19,485	18,019
	Home Depot Inc.	2.700%	4/15/30	16,365	14,787
	Home Depot Inc.	1.875%	9/15/31	8,965	7,417
	Home Depot Inc.	3.250%	4/15/32	12,425	11,342
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,595	25,617
[7]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	29,093
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,392
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,614
[4,9]	Toyota Finance Australia Ltd.	0.064%	1/13/25	7,600	7,756
[4]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	13,563
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	36,076
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	13,081
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	31,770
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,271
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,267

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,285	4,348
[4]	Yale University	1.482%	4/15/30	6,000	5,022
					396,812
Consumer Staples (1.3%)
[6]	Archer-Daniels-Midland Co.	4.500%	8/15/33	8,570	8,574
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,989
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	10,020
[9]	Coca-Cola Co.	1.875%	9/22/26	5,300	5,469
	Coca-Cola Co.	3.375%	3/25/27	12,000	11,795
	Coca-Cola Co.	1.000%	3/15/28	6,717	5,827
	Coca-Cola Co.	1.375%	3/15/31	5,000	4,078
	Colgate-Palmolive Co.	3.100%	8/15/25	6,170	6,016
	Colgate-Palmolive Co.	3.100%	8/15/27	13,620	13,136
	Colgate-Palmolive Co.	3.250%	8/15/32	12,460	11,682
	Costco Wholesale Corp.	1.600%	4/20/30	42,322	35,920
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,202
	Hershey Co.	2.450%	11/15/29	10,000	8,902
	Hershey Co.	1.700%	6/1/30	5,000	4,163
[7]	Kenvue Inc.	5.050%	3/22/28	15,000	15,503
[7]	Kenvue Inc.	4.900%	3/22/33	10,000	10,328
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	6,678
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,753
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,745
	PepsiCo Inc.	2.850%	2/24/26	6,674	6,458
[4,9]	PepsiCo Inc.	2.625%	4/28/26	6,883	7,295
	PepsiCo Inc.	3.600%	2/18/28	7,520	7,377
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,579
	PepsiCo Inc.	2.750%	3/19/30	2,130	1,945
	PepsiCo Inc.	1.625%	5/1/30	11,745	9,932
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,171
	PepsiCo Inc.	3.900%	7/18/32	990	968
	Philip Morris International Inc.	1.500%	5/1/25	10,000	9,360
	Philip Morris International Inc.	5.000%	11/17/25	14,410	14,533
	Philip Morris International Inc.	3.125%	8/17/27	5,000	4,733
	Philip Morris International Inc.	5.125%	11/17/27	25,575	26,180
	Philip Morris International Inc.	3.375%	8/15/29	2,000	1,852
	Philip Morris International Inc.	5.625%	11/17/29	26,265	27,452
	Philip Morris International Inc.	5.125%	2/15/30	14,310	14,463
	Philip Morris International Inc.	5.750%	11/17/32	17,680	18,547
	Procter & Gamble Co.	3.950%	1/26/28	17,050	17,126
	Procter & Gamble Co.	4.050%	1/26/33	12,440	12,512
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,340	3,256
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,532
	Target Corp.	3.375%	4/15/29	870	833
	Target Corp.	2.350%	2/15/30	11,910	10,476
	Target Corp.	2.650%	9/15/30	1,435	1,272
	Target Corp.	4.400%	1/15/33	7,915	7,866
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,405
[4,9]	Unilever Finance Netherlands BV	1.250%	3/25/25	7,600	7,936
					423,839
Energy (1.1%)
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	4,899
	BP Capital Markets America Inc.	3.410%	2/11/26	15,500	15,100
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,728
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,498

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,929
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	7,398
	BP Capital Markets America Inc.	2.721%	1/12/32	16,736	14,605
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,656
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,032
	Chevron Corp.	1.554%	5/11/25	8,810	8,310
	Chevron Corp.	2.954%	5/16/26	5,490	5,288
	Chevron Corp.	1.995%	5/11/27	19,000	17,445
	Chevron Corp.	2.236%	5/11/30	1,300	1,150
	Chevron USA Inc.	3.850%	1/15/28	5,870	5,799
[4]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,000
	ConocoPhillips Co.	6.950%	4/15/29	13,082	14,752
[9]	Exxon Mobil Corp.	0.142%	6/26/24	7,800	8,132
	Exxon Mobil Corp.	2.992%	3/19/25	26,140	25,438
	Exxon Mobil Corp.	3.043%	3/1/26	5,275	5,121
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	18,094
[4]	Harvest Operations Corp.	4.200%	6/1/23	8,000	7,991
[4]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,401
[4]	Petronas Capital Ltd.	3.500%	4/21/30	8,743	8,140
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,537
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,822	2,692
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,024
	Shell International Finance BV	3.250%	5/11/25	24,880	24,320
[4,9]	Shell International Finance BV	2.500%	3/24/26	6,883	7,318
	Shell International Finance BV	3.875%	11/13/28	2,135	2,102
	Shell International Finance BV	2.375%	11/7/29	23,115	20,513
	Shell International Finance BV	2.750%	4/6/30	6,080	5,547
	TotalEnergies Capital International SA	2.434%	1/10/25	10,450	10,112
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	12,019
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	9,388
					336,478
Financials (13.1%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,065
	American Express Co.	3.400%	2/22/24	11,135	10,973
	American Express Co.	3.375%	5/3/24	11,456	11,234
	American Express Co.	3.000%	10/30/24	10,335	10,079
	American Express Co.	2.250%	3/4/25	16,000	15,271
	American Express Co.	2.550%	3/4/27	15,400	14,254
	American Express Co.	5.850%	11/5/27	7,600	7,981
	American Express Co.	4.050%	5/3/29	18,265	17,816
	American Express Co.	4.420%	8/3/33	9,500	9,108
	Ameriprise Financial Inc.	3.000%	4/2/25	30,000	28,901
[7]	Athene Global Funding	0.914%	8/19/24	4,880	4,551
	Banco Santander SA	4.379%	4/12/28	2,585	2,448
[4]	Bank of America Corp.	3.864%	7/23/24	33,950	33,749
[4]	Bank of America Corp.	3.458%	3/15/25	22,500	22,027
	Bank of America Corp.	0.976%	4/22/25	19,688	18,758
[4]	Bank of America Corp.	3.875%	8/1/25	9,582	9,368
[4]	Bank of America Corp.	0.981%	9/25/25	13,670	12,767
[4]	Bank of America Corp.	3.366%	1/23/26	44,735	43,029
[4]	Bank of America Corp.	2.015%	2/13/26	10,000	9,375
[4]	Bank of America Corp.	3.384%	4/2/26	47,300	45,393
[4]	Bank of America Corp.	3.500%	4/19/26	3,998	3,844
[4]	Bank of America Corp.	1.319%	6/19/26	17,060	15,593
[4]	Bank of America Corp.	4.827%	7/22/26	34,100	33,692

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.080%	1/20/27	23,520	23,469
[4]	Bank of America Corp.	3.559%	4/23/27	2,777	2,647
	Bank of America Corp.	1.734%	7/22/27	28,000	25,064
[4]	Bank of America Corp.	3.824%	1/20/28	22,156	21,132
[4]	Bank of America Corp.	2.551%	2/4/28	14,330	13,044
[4]	Bank of America Corp.	3.705%	4/24/28	5,800	5,487
	Bank of America Corp.	4.376%	4/27/28	4,500	4,363
[4]	Bank of America Corp.	4.948%	7/22/28	11,480	11,420
	Bank of America Corp.	6.204%	11/10/28	8,510	8,896
[4]	Bank of America Corp.	3.419%	12/20/28	34,922	32,473
[4]	Bank of America Corp.	3.970%	3/5/29	16,624	15,745
[4]	Bank of America Corp.	2.087%	6/14/29	23,300	20,048
[4]	Bank of America Corp.	3.974%	2/7/30	1,960	1,835
[4]	Bank of America Corp.	3.194%	7/23/30	23,795	21,137
[4]	Bank of America Corp.	2.884%	10/22/30	17,816	15,494
[4]	Bank of America Corp.	2.496%	2/13/31	75	64
[4]	Bank of America Corp.	2.592%	4/29/31	7,500	6,352
[4]	Bank of America Corp.	1.898%	7/23/31	29,543	23,685
[4]	Bank of America Corp.	1.922%	10/24/31	5,000	3,993
[4]	Bank of America Corp.	2.651%	3/11/32	5,110	4,269
	Bank of America Corp.	2.687%	4/22/32	35,400	29,559
	Bank of America Corp.	2.299%	7/21/32	25,200	20,306
[4]	Bank of America Corp.	2.972%	2/4/33	21,960	18,508
	Bank of America Corp.	4.571%	4/27/33	12,100	11,511
[4]	Bank of America Corp.	5.015%	7/22/33	30,330	29,959
[4]	Bank of Montreal	3.300%	2/5/24	20,216	19,860
[4]	Bank of Montreal	0.625%	7/9/24	17,014	16,080
[4]	Bank of Montreal	1.250%	9/15/26	11,520	10,185
[4]	Bank of Montreal	4.700%	9/14/27	12,000	11,919
	Bank of Montreal	5.203%	2/1/28	5,900	5,950
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	11,568
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,400	14,240
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,605
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	19,971
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,486
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	9,000	9,348
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,482
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,681
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	9,891
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,060
[4]	Bank of Nova Scotia	3.450%	4/11/25	23,000	22,309
	Bank of Nova Scotia	1.050%	3/2/26	14,350	12,854
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,460
	Bank of Nova Scotia	2.700%	8/3/26	7,520	6,985
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,363
	Bank of Nova Scotia	1.950%	2/2/27	1,620	1,466
	Bank of Nova Scotia	4.850%	2/1/30	10,000	9,877
	Bank of Nova Scotia	2.150%	8/1/31	5,000	4,047
	Bank of Nova Scotia	2.450%	2/2/32	2,500	2,065
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,632
[9]	Berkshire Hathaway Inc.	0.000%	3/12/25	7,600	7,704
[9]	Berkshire Hathaway Inc.	1.125%	3/16/27	3,000	2,951
	BlackRock Inc.	3.250%	4/30/29	3,750	3,570
	BlackRock Inc.	2.400%	4/30/30	3,000	2,634
	BlackRock Inc.	1.900%	1/28/31	2,800	2,347

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,736	18,130
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	8,923
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,648
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	8,194
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,533
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,142
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,257
	Charles Schwab Corp.	2.450%	3/3/27	23,980	21,526
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,227
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,791
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,581
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,193
	Charles Schwab Corp.	4.625%	3/22/30	800	771
	Charles Schwab Corp.	2.900%	3/3/32	9,500	7,926
	Chubb INA Holdings Inc.	3.350%	5/15/24	25,075	24,665
	Chubb INA Holdings Inc.	3.150%	3/15/25	4,485	4,370
	Chubb INA Holdings Inc.	3.350%	5/3/26	5,000	4,845
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,939	16,127
[4]	Citigroup Inc.	1.678%	5/15/24	38,445	38,278
	Citigroup Inc.	0.981%	5/1/25	10,415	9,904
	Citigroup Inc.	1.281%	11/3/25	3,300	3,082
	Citigroup Inc.	2.014%	1/25/26	5,300	4,992
	Citigroup Inc.	3.200%	10/21/26	3,310	3,124
[4]	Citigroup Inc.	2.666%	1/29/31	8,380	7,159
[4]	Citigroup Inc.	2.572%	6/3/31	12,775	10,782
	Citigroup Inc.	3.785%	3/17/33	1,600	1,435
	Citigroup Inc.	4.910%	5/24/33	3,100	3,038
	CME Group Inc.	2.650%	3/15/32	15,300	13,255
[4,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	7,699
[7]	Danske Bank A/S	1.549%	9/10/27	2,846	2,478
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	8,881
	Franklin Resources Inc.	1.600%	10/30/30	5,000	3,943
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,650	10,370
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,522
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,313
[4]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,570
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,729
	HSBC Holdings plc	2.999%	3/10/26	7,990	7,576
[4]	HSBC Holdings plc	1.645%	4/18/26	10,440	9,539
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,455
[4]	HSBC Holdings plc	2.099%	6/4/26	22,727	20,883
[4]	HSBC Holdings plc	4.292%	9/12/26	10,050	9,617
	HSBC Holdings plc	1.589%	5/24/27	13,330	11,751
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,490
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,326
[4]	HSBC Holdings plc	2.013%	9/22/28	25,000	21,421
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,592
	HSBC Holdings plc	6.161%	3/9/29	10,000	10,280
[4]	HSBC Holdings plc	4.583%	6/19/29	18,855	17,934
	HSBC Holdings plc	2.206%	8/17/29	10,000	8,408
	HSBC Holdings plc	4.950%	3/31/30	10,000	9,809
[4]	HSBC Holdings plc	3.973%	5/22/30	5,000	4,519
[4]	HSBC Holdings plc	2.357%	8/18/31	7,440	6,003
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,172
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,258

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.402%	8/11/33	3,000	2,965
	Huntington National Bank	4.552%	5/17/28	5,000	4,697
	Huntington National Bank	5.650%	1/10/30	6,250	6,014
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,382
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,529
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,098
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,398
	Invesco Finance plc	4.000%	1/30/24	12,165	12,052
	Invesco Finance plc	3.750%	1/15/26	1,897	1,822
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	29,809
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	15,081
	JPMorgan Chase & Co.	3.125%	1/23/25	10,000	9,723
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	9,716
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	48,202	47,179
	JPMorgan Chase & Co.	0.824%	6/1/25	15,020	14,231
	JPMorgan Chase & Co.	0.969%	6/23/25	13,500	12,788
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	14,378
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	12,250	11,711
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	10,309
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	14,430	13,593
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	49,500	46,487
	JPMorgan Chase & Co.	4.080%	4/26/26	10,000	9,809
	JPMorgan Chase & Co.	3.200%	6/15/26	21,430	20,577
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	17,882
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	7,997
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	17,891	17,360
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	8,983
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	10,607
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,742
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,347
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	20,663
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,031
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	15,610
	JPMorgan Chase & Co.	2.069%	6/1/29	2,500	2,165
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	36,395
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,280
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,453
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,543
	JPMorgan Chase & Co.	1.764%	11/19/31	10,904	8,697
	JPMorgan Chase & Co.	1.953%	2/4/32	8,830	7,104
	JPMorgan Chase & Co.	2.580%	4/22/32	25,200	21,227
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,518
[4]	KeyBank NA	4.150%	8/8/25	10,650	10,091
	KeyBank NA	5.000%	1/26/33	3,735	3,468
	Lloyds Banking Group plc	5.871%	3/6/29	9,100	9,180
[7]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,759
	M&T Bank Corp.	5.053%	1/27/34	13,750	12,723
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,453
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,940	3,690
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,000	4,869
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,894
	Mastercard Inc.	2.000%	3/3/25	14,133	13,517
	Mastercard Inc.	2.950%	11/21/26	22,315	21,376
	Mastercard Inc.	2.950%	6/1/29	11,000	10,215
	Mastercard Inc.	2.000%	11/18/31	5,850	4,937

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	602
	MetLife Inc.	4.550%	3/23/30	6,197	6,104
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,414
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	180	174
[4]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	32,624
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,997	3,766
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	38,517	37,553
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,785	9,896
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	6,900	6,830
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	20,165	18,988
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	13,300	12,386
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,670
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,551
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,110
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,159
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,397
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,129
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,144
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,739
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	20,000	16,025
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,652
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	8,253
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,748
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	4,200	4,107
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,768
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	11,593
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,066
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,125
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,748
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,447
	Mizuho Financial Group Inc.	5.739%	5/27/31	10,000	10,201
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,067
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,000	6,299
	Morgan Stanley	0.731%	4/5/24	21,355	21,355
[4]	Morgan Stanley	3.875%	4/29/24	17,649	17,429
	Morgan Stanley	0.790%	5/30/25	21,800	20,642
[4]	Morgan Stanley	2.720%	7/22/25	8,670	8,364
[4]	Morgan Stanley	4.000%	7/23/25	16,355	16,039
[4]	Morgan Stanley	0.864%	10/21/25	5,200	4,832
[4]	Morgan Stanley	3.875%	1/27/26	8,000	7,817
[9]	Morgan Stanley	2.103%	5/8/26	4,222	4,394
	Morgan Stanley	3.625%	1/20/27	3,625	3,489
	Morgan Stanley	5.050%	1/28/27	18,480	18,445
	Morgan Stanley	1.593%	5/4/27	3,575	3,220
[4]	Morgan Stanley	1.512%	7/20/27	3,644	3,234
	Morgan Stanley	2.475%	1/21/28	11,900	10,881
[4]	Morgan Stanley	3.772%	1/24/29	25,000	23,688
	Morgan Stanley	5.123%	2/1/29	24,090	24,241
[4]	Morgan Stanley	2.699%	1/22/31	17,775	15,303
[4]	Morgan Stanley	3.622%	4/1/31	10,000	9,155
[4]	Morgan Stanley	1.794%	2/13/32	42,486	33,359
[4]	Morgan Stanley	1.928%	4/28/32	1,285	1,016
[4]	Morgan Stanley	2.239%	7/21/32	21,500	17,294
	Morgan Stanley	4.889%	7/20/33	22,950	22,527
	Morgan Stanley	6.342%	10/18/33	36,000	39,358

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Bank of Canada	5.250%	1/17/25	14,210	14,188
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	4,049
[7]	New York Life Global Funding	4.550%	1/28/33	10,000	9,892
[7]	NongHyup Bank	1.250%	7/28/26	20,000	17,802
[7]	NongHyup Bank	4.250%	7/6/27	17,500	17,206
	Northern Trust Corp.	4.000%	5/10/27	15,400	15,082
	Northern Trust Corp.	6.125%	11/2/32	10,000	10,655
[7]	Nuveen Finance LLC	4.125%	11/1/24	20,000	19,592
[4]	PNC Bank NA	3.100%	10/25/27	17,317	16,150
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	5,001
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,614
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	3,742
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,551
	PNC Financial Services Group Inc.	2.550%	1/22/30	30,000	25,590
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,527
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	24,346
	Progressive Corp.	2.500%	3/15/27	6,700	6,218
	Progressive Corp.	3.200%	3/26/30	8,620	7,896
	Progressive Corp.	3.000%	3/15/32	3,300	2,950
[4]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,106
	Prudential Funding Asia plc	3.125%	4/14/30	3,500	3,088
[4]	Royal Bank of Canada	0.750%	10/7/24	22,907	21,485
[4]	Royal Bank of Canada	2.250%	11/1/24	17,806	17,051
	Royal Bank of Canada	3.375%	4/14/25	10,400	10,083
[7]	Royal Bank of Canada	4.784%	12/12/25	21,100	21,195
	Royal Bank of Canada	1.200%	4/27/26	17,540	15,742
[4]	Royal Bank of Canada	1.150%	7/14/26	18,870	16,943
[4]	Royal Bank of Canada	1.400%	11/2/26	12,950	11,483
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,420
[4]	Royal Bank of Canada	4.240%	8/3/27	1,400	1,366
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,801
[4]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,653
	State Street Corp.	4.857%	1/26/26	8,520	8,467
	State Street Corp.	3.152%	3/30/31	11,280	10,064
	State Street Corp.	4.821%	1/26/34	3,000	2,981
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	34,226	33,045
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,068
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	18,295	16,772
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	13,835
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	12,591
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,689
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,980	1,872
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	928
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	11,080	11,247
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,742
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	17,400	14,715
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,759
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	11,984
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,364
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,500	10,174
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	2,500	1,994
[7]	Svenska Handelsbanken AB	3.950%	6/10/27	15,000	14,413
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,800
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	16,035
[4]	Toronto-Dominion Bank	2.350%	3/8/24	38,298	37,235

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	3.766%	6/6/25	30,120	29,334
[4]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	40,119
[4]	Toronto-Dominion Bank	0.750%	9/11/25	19,000	17,108
[4]	Toronto-Dominion Bank	1.250%	9/10/26	15,680	13,874
[4]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	25,415
	Toronto-Dominion Bank	4.108%	6/8/27	26,700	25,867
[4,9]	Toronto-Dominion Bank	2.551%	8/3/27	6,250	6,360
	Toronto-Dominion Bank	5.156%	1/10/28	13,625	13,771
[4]	Toronto-Dominion Bank	2.000%	9/10/31	6,713	5,403
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,183
[4]	Toronto-Dominion Bank	3.200%	3/10/32	41,145	36,191
	Toronto-Dominion Bank	4.456%	6/8/32	16,785	16,261
[4]	Truist Bank	2.150%	12/6/24	44,575	41,993
[4]	Truist Bank	1.500%	3/10/25	7,500	6,909
[4]	Truist Bank	4.050%	11/3/25	24,810	23,840
[4]	Truist Bank	2.250%	3/11/30	5,950	4,884
[4]	Truist Financial Corp.	2.500%	8/1/24	36,382	34,845
[4]	Truist Financial Corp.	1.267%	3/2/27	6,620	5,820
[4]	Truist Financial Corp.	4.873%	1/26/29	20,000	19,466
[4]	Truist Financial Corp.	1.950%	6/5/30	15,000	12,104
[4]	Truist Financial Corp.	6.123%	10/28/33	18,333	19,207
[4]	Truist Financial Corp.	5.122%	1/26/34	6,500	6,332
[4,9]	US Bancorp	0.850%	6/7/24	15,108	15,674
[4]	US Bancorp	3.950%	11/17/25	6,473	6,319
[4]	US Bancorp	3.100%	4/27/26	3,024	2,806
[4]	US Bancorp	3.900%	4/26/28	7,700	7,368
	US Bancorp	4.653%	2/1/29	6,220	6,065
[4]	US Bancorp	3.000%	7/30/29	3,000	2,618
[4]	US Bancorp	1.375%	7/22/30	10,000	7,830
[4]	US Bancorp	4.967%	7/22/33	35,965	34,108
	US Bancorp	5.850%	10/21/33	18,000	18,808
	Visa Inc.	3.150%	12/14/25	49,590	48,164
[9]	Visa Inc.	1.500%	6/15/26	9,350	9,564
[4,9]	Wells Fargo & Co.	0.500%	4/26/24	15,280	16,015
[4]	Wells Fargo & Co.	3.000%	2/19/25	18,150	17,476
[4]	Wells Fargo & Co.	3.550%	9/29/25	5,920	5,694
[4]	Wells Fargo & Co.	2.406%	10/30/25	14,968	14,235
[4]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,594
	Wells Fargo & Co.	3.000%	4/22/26	20,000	18,900
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,383
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,539
[4]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,683
[4]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,321
[4]	Wells Fargo & Co.	3.584%	5/22/28	10,500	9,889
[4]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,336
[4]	Wells Fargo & Co.	4.808%	7/25/28	7,233	7,144
[4]	Wells Fargo & Co.	4.150%	1/24/29	8,575	8,204
[4]	Wells Fargo & Co.	2.879%	10/30/30	700	607
[4]	Wells Fargo & Co.	2.572%	2/11/31	5,000	4,242
[4]	Wells Fargo & Co.	4.897%	7/25/33	15,900	15,509
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,118
	Westpac Banking Corp.	1.953%	11/20/28	11,300	9,840
[4,9]	Westpac Securities NZ Ltd.	0.427%	12/14/26	6,800	6,506
					4,186,389

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	9,405	9,191
[4]	Ascension Health	2.532%	11/15/29	2,500	2,195
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,739
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,455	16,880
	Bristol-Myers Squibb Co.	3.400%	7/26/29	27,490	26,100
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	10,762
[4]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,688
[7]	CSL Finance plc	4.250%	4/27/32	13,335	12,920
	Eli Lilly & Co.	3.375%	3/15/29	8,803	8,414
	Eli Lilly & Co.	4.700%	2/27/33	2,855	2,926
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	4,500	4,417
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	12,124
	Johnson & Johnson	2.950%	3/3/27	385	373
	Johnson & Johnson	2.900%	1/15/28	12,444	11,930
	Merck & Co. Inc.	1.900%	12/10/28	2,560	2,276
	Merck & Co. Inc.	3.400%	3/7/29	24,790	23,832
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,680
	Merck & Co. Inc.	2.150%	12/10/31	8,885	7,506
	Novartis Capital Corp.	2.000%	2/14/27	13,000	12,002
	Novartis Capital Corp.	2.200%	8/14/30	27,712	24,312
	Pfizer Inc.	3.450%	3/15/29	13,000	12,553
	Pfizer Inc.	2.625%	4/1/30	4,545	4,100
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	259
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,298
[7]	Roche Holdings Inc.	2.625%	5/15/26	1,000	948
[7]	Roche Holdings Inc.	1.930%	12/13/28	22,500	19,825
	UnitedHealth Group Inc.	0.550%	5/15/24	14,400	13,735
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,258
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	8,435
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,177
	UnitedHealth Group Inc.	4.250%	1/15/29	47,195	46,851
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	1,008
	UnitedHealth Group Inc.	5.300%	2/15/30	7,595	8,000
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,857
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	15,093
					366,664
Industrials (1.2%)
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	12,201
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,501
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,277
	Canadian National Railway Co.	3.850%	8/5/32	26,900	25,566
	Emerson Electric Co.	1.800%	10/15/27	879	787
	Emerson Electric Co.	2.000%	12/21/28	17,890	15,852
	General Dynamics Corp.	3.250%	4/1/25	22,061	21,477
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,681
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,397
	General Dynamics Corp.	3.500%	4/1/27	28,930	28,006
	General Dynamics Corp.	2.625%	11/15/27	18,985	17,575
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,454
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,927
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,306
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,619
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	7,269
[4]	John Deere Capital Corp.	2.650%	6/24/24	4,600	4,489

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Capital Corp.	3.400%	6/6/25	10,625	10,406
[4]	John Deere Capital Corp.	1.050%	6/17/26	37,500	33,881
[4]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,541
[4]	John Deere Capital Corp.	2.350%	3/8/27	13,070	12,152
[4]	John Deere Capital Corp.	2.000%	6/17/31	25,000	20,884
[4]	John Deere Capital Corp.	3.900%	6/7/32	2,665	2,566
	Lockheed Martin Corp.	5.100%	11/15/27	16,210	16,832
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,005
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	14,222
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	14,184
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,141
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	53,105
	United Parcel Service Inc.	3.400%	3/15/29	5,000	4,772
					380,075
Materials (0.3%)
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,427
[7]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	45,222
	Linde Inc.	1.100%	8/10/30	12,430	9,926
[7]	SABIC Capital II BV	4.000%	10/10/23	17,612	17,463
					83,038
Real Estate (0.7%)
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,788
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,100
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,315
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,246
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,352
	Camden Property Trust	4.875%	6/15/23	5,935	5,927
	Camden Property Trust	4.250%	1/15/24	16,018	15,824
	Camden Property Trust	3.500%	9/15/24	435	425
	ERP Operating LP	2.850%	11/1/26	3,000	2,803
	ERP Operating LP	4.150%	12/1/28	11,480	11,066
	ERP Operating LP	3.000%	7/1/29	8,120	7,227
	ERP Operating LP	2.500%	2/15/30	1,500	1,288
	ERP Operating LP	1.850%	8/1/31	4,750	3,802
	Prologis LP	2.125%	4/15/27	3,600	3,283
	Prologis LP	1.250%	10/15/30	10,000	7,837
	Prologis LP	1.750%	2/1/31	7,783	6,289
	Prologis LP	4.625%	1/15/33	7,817	7,686
	Public Storage	1.850%	5/1/28	5,710	5,004
	Public Storage	1.950%	11/9/28	3,500	3,054
	Public Storage	3.385%	5/1/29	11,800	10,977
	Public Storage	2.300%	5/1/31	9,170	7,696
[8]	Public Storage, SOFR + 0.470%	5.321%	4/23/24	14,690	14,600
	Realty Income Corp.	3.875%	4/15/25	18,632	18,171
	Realty Income Corp.	0.750%	3/15/26	4,710	4,170
	Realty Income Corp.	4.125%	10/15/26	16,355	15,826
[4,10]	Realty Income Corp.	1.875%	1/14/27	2,307	2,508
[10]	Realty Income Corp.	1.125%	7/13/27	4,500	4,646
	Simon Property Group LP	3.500%	9/1/25	7,754	7,484
	Simon Property Group LP	1.375%	1/15/27	5,000	4,399
	Simon Property Group LP	3.375%	6/15/27	10,780	10,127
	Simon Property Group LP	3.375%	12/1/27	6,775	6,322
	Simon Property Group LP	1.750%	2/1/28	5,000	4,307

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.450%	9/13/29	3,300	2,826
	Simon Property Group LP	2.650%	7/15/30	11,500	9,689
					222,064
Technology (1.4%)
	Adobe Inc.	2.150%	2/1/27	46,105	42,865
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,128
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,811
	Apple Inc.	3.250%	2/23/26	11,092	10,854
	Apple Inc.	2.450%	8/4/26	7,245	6,900
	Apple Inc.	2.050%	9/11/26	5,920	5,535
	Apple Inc.	3.350%	2/9/27	13,158	12,845
	Apple Inc.	2.900%	9/12/27	11,255	10,772
	Apple Inc.	3.000%	11/13/27	5,280	5,069
	Apple Inc.	3.250%	8/8/29	27,870	26,665
	Apple Inc.	1.250%	8/20/30	1,710	1,400
	Apple Inc.	1.650%	2/8/31	7,290	6,093
	Automatic Data Processing Inc.	1.700%	5/15/28	23,390	20,887
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	6,558
	Intel Corp.	3.400%	3/25/25	15,265	15,002
	Intel Corp.	3.750%	3/25/27	4,660	4,575
	Intel Corp.	1.600%	8/12/28	19,100	16,673
	Intel Corp.	2.450%	11/15/29	14,155	12,464
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,428
	International Business Machines Corp.	3.300%	5/15/26	46,875	45,195
	NVIDIA Corp.	1.550%	6/15/28	30,000	26,442
	QUALCOMM Inc.	1.300%	5/20/28	25,188	21,982
	S&P Global Inc.	2.700%	3/1/29	48,460	44,093
	S&P Global Inc.	2.500%	12/1/29	10,680	9,490
	S&P Global Inc.	2.900%	3/1/32	12,820	11,435
	Salesforce Inc.	1.500%	7/15/28	14,138	12,479
	Salesforce Inc.	1.950%	7/15/31	7,425	6,214
	Texas Instruments Inc.	4.600%	2/15/28	23,860	24,370
	Texas Instruments Inc.	2.250%	9/4/29	10,000	8,927
	Texas Instruments Inc.	1.750%	5/4/30	9,245	7,838
	Texas Instruments Inc.	3.650%	8/16/32	6,365	6,047
					452,036
Utilities (1.8%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,647
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,919
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	10,672
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,479
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,872
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,335
[4]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,684
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,567
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	20,760
	Consumers Energy Co.	3.600%	8/15/32	4,500	4,165
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,296
[4]	DTE Electric Co.	1.900%	4/1/28	4,400	3,887
	DTE Electric Co.	2.250%	3/1/30	6,000	5,203
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,890
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,492
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,395
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	5,279
	Duke Energy Carolinas LLC	4.950%	1/15/33	17,470	17,972

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	7,066	6,234
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	16,826
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,521
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	14,954
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,195
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,990	2,048
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	7,894
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,648
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,422
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,227
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	10,024
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,602
	Entergy Louisiana LLC	5.590%	10/1/24	8,675	8,764
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,131
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,502
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,552
	Florida Power & Light Co.	2.450%	2/3/32	5,000	4,276
[4]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,920
[4]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	14,063
[7]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	11,435	11,135
[4]	Louisville Gas & Electric Co.	5.450%	4/15/33	6,100	6,318
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,117
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,210
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,563
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,498
[4]	Nevada Power Co.	2.400%	5/1/30	8,360	7,248
[4]	Ohio Power Co.	1.625%	1/15/31	4,975	3,963
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	8,690	8,995
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	14,205	13,862
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	13,000	11,723
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,297
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,378
	PacifiCorp	3.500%	6/15/29	27,904	26,282
[4]	PG&E Recovery Funding LLC	5.045%	7/15/32	5,700	5,790
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,870	11,114
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,096
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,609
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,130
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	1,911
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,607
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,594
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	10,027
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	14,603
	Union Electric Co.	2.950%	6/15/27	1,177	1,114
	Union Electric Co.	2.950%	3/15/30	15,000	13,600
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,707
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	5,985
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,518
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,408
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,022
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	15,292

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,500	7,541
	Wisconsin Public Service Corp.	5.350%	11/10/25	4,000	4,070
					571,644
Total Corporate Bonds (Cost $8,169,066)					7,659,446
Sovereign Bonds (1.9%)
[4,7]	Airport Authority Hong Kong	4.875%	1/12/26	15,690	15,895
[4]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,676
[4]	Bermuda	3.717%	1/25/27	11,758	11,350
[4]	Bermuda	4.750%	2/15/29	10,984	10,956
[4]	Bermuda	2.375%	8/20/30	5,000	4,275
[4]	Bermuda	5.000%	7/15/32	11,700	11,656
	Corp. Andina de Fomento	1.250%	10/26/24	31,114	29,368
[4,7,11]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	11,898
[4,11]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,188
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	9,668
	Export-Import Bank of Korea	4.875%	1/11/26	24,900	25,091
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,887
[4]	Hydro-Quebec	8.050%	7/7/24	470	488
[4,7]	Kingdom of Saudi Arabia	4.750%	1/18/28	56,310	57,117
	Korea Development Bank	2.000%	2/24/25	20,000	19,063
[4]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	16,999
[4,7]	Korea Gas Corp.	3.875%	7/13/27	35,000	34,118
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	31,435
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,576
[4]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	499
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,175
[4,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	22,827
[4,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	20,320
[4]	Province of Quebec	7.500%	7/15/23	2,065	2,078
[4]	Province of Quebec	7.125%	2/9/24	2,674	2,721
[4,7]	QatarEnergy	1.375%	9/12/26	7,202	6,520
[4]	QatarEnergy	2.250%	7/12/31	10,000	8,534
[4]	Republic of Chile	2.750%	1/31/27	3,945	3,726
[4]	Republic of Poland	5.500%	11/16/27	3,275	3,421
[4,7]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	10,724
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,832
[4]	Saudi Arabian Oil Co.	2.250%	11/24/30	12,863	10,876
[4]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	884
[4]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	798
	State of Israel	2.750%	7/3/30	11,864	10,744
[4]	State of Qatar	3.250%	6/2/26	3,600	3,500
[4,7]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	19,545
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	9,500	9,284
[4]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	3,995
[4,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	103,218
Total Sovereign Bonds (Cost $635,068)					591,925
Taxable Municipal Bonds (0.8%)
	California GO	2.650%	4/1/26	50,000	47,775
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,354

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	66,868
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	46,641
	New York City NY GO	3.750%	6/1/28	1,020	989
	New York City NY GO	2.330%	10/1/29	5,000	4,396
	Texas Public Finance Authority GO	2.531%	10/1/23	480	475
	University of California Revenue	3.063%	7/1/25	3,430	3,344
	University of California Revenue	1.316%	5/15/27	25,000	22,250
	University of California Revenue	3.349%	7/1/29	48,635	45,990
	University of California Revenue	1.614%	5/15/30	34,665	28,818
[12]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,205	2,257
Total Taxable Municipal Bonds (Cost $307,677)					271,157

Institutional Intermediate-Term Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[13]	Vanguard Market Liquidity Fund (Cost $183,723)	4.839%	1,837,601	183,741
Total Investments (97.7%) (Cost $32,566,202)				31,145,129
Other Assets and Liabilities—Net (2.3%)				729,913
Net Assets (100%)				31,875,042
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,248,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $77,851,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $13,346,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $2,181,104,000, representing 6.8% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Government of Japan.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	4,669	963,930	6,628
5-Year U.S. Treasury Note	June 2023	3,243	355,134	(2,164)
Ultra Long U.S. Treasury Bond	June 2023	114	16,088	(233)
				4,231

Short Futures Contracts
10-Year U.S. Treasury Note	June 2023	(2,676)	(307,531)	(3,840)
Euro-Bobl	June 2023	(432)	(55,227)	(1,275)
Euro-Schatz	June 2023	(269)	(30,834)	(285)
Long Gilt	June 2023	(36)	(4,590)	(102)
Long U.S. Treasury Bond	June 2023	(281)	(36,855)	354
Ultra 10-Year U.S. Treasury Note	June 2023	(1,305)	(158,089)	(150)
				(5,298)
				(1,067)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/21/23	EUR	10,434	USD	11,095	272	—
Morgan Stanley Capital Services LLC	6/21/23	EUR	6,743	USD	7,199	147	—
Bank of America, N.A.	6/21/23	EUR	563	USD	604	10	—
BNP Paribas	6/21/23	EUR	520	USD	551	14	—
State Street Bank & Trust Co.	6/21/23	USD	81,717	EUR	76,679	—	(1,815)
JPMorgan Chase Bank, N.A.	6/21/23	USD	81,066	EUR	75,551	—	(1,239)
Bank of Montreal	6/21/23	USD	8,143	GBP	6,765	—	(216)
State Street Bank & Trust Co.	6/21/23	USD	823	GBP	690	—	(29)
						443	(3,299)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Institutional Intermediate-Term Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/Baa1	6/20/23	BARC	6,200	1.000	13	(5)	18	—
Republic of Chile/A2	6/20/28	BNPSW	37,490	1.000	(58)	(157)	99	—
Republic of Chile/A2	6/20/28	GSI	44,170	1.000	(67)	(336)	269	—
Republic of Chile/A2	6/20/28	MSCS	19,220	1.000	(29)	(157)	128	—
					(141)	(655)	514	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,382,479)	30,961,388
Affiliated Issuers (Cost $183,723)	183,741
Total Investments in Securities	31,145,129
Investment in Vanguard	1,138
Cash	1,985
Foreign Currency, at Value (Cost $4,013)	4,055
Receivables for Investment Securities Sold	8,867,154
Receivables for Accrued Income	170,359
Unrealized Appreciation—Forward Currency Contracts	443
Unrealized Appreciation—Over-the-Counter Swap Contracts	514
Total Assets	40,190,777
Liabilities
Payables for Investment Securities Purchased	8,310,270
Payables to Vanguard	279
Swap Premiums Received	655
Variation Margin Payable—Futures Contracts	1,232
Unrealized Depreciation—Forward Currency Contracts	3,299
Total Liabilities	8,315,735
Net Assets	31,875,042
At March 31, 2023, net assets consisted of:

Paid-in Capital	34,742,779
Total Distributable Earnings (Loss)	(2,867,737)
Net Assets	31,875,042

Net Assets
Applicable to 1,493,185,297 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,875,042
Net Asset Value Per Share	$21.35
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1]	478,419
Total Income	478,419
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,350
Management and Administrative	1,514
Marketing and Distribution	249
Custodian Fees	149
Shareholders’ Reports	8
Trustees’ Fees and Expenses	7
Other Expenses	7
Total Expenses	3,284
Expenses Paid Indirectly	(147)
Net Expenses	3,137
Net Investment Income	475,282
Realized Net Gain (Loss)
Investment Securities Sold[1]	(597,994)
Futures Contracts	(34,202)
Swap Contracts	3,438
Forward Currency Contracts	(8,425)
Foreign Currencies	184
Realized Net Gain (Loss)	(636,999)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,289,426
Futures Contracts	40,549
Swap Contracts	1,380
Forward Currency Contracts	(7,105)
Foreign Currencies	119
Change in Unrealized Appreciation (Depreciation)	1,324,369
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,652
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,301,000, $6,000, $1,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	475,282	522,330
Realized Net Gain (Loss)	(636,999)	(774,714)
Change in Unrealized Appreciation (Depreciation)	1,324,369	(3,034,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,652	(3,287,048)
Distributions
Total Distributions	(479,977)	(755,259)
Capital Share Transactions
Issued	968,677	2,055,419
Issued in Lieu of Cash Distributions	479,977	755,259
Redeemed	(574,245)	(1,487,651)
Net Increase (Decrease) from Capital Share Transactions	874,409	1,323,027
Total Increase (Decrease)	1,557,084	(2,719,280)
Net Assets
Beginning of Period	30,317,958	33,037,238
End of Period	31,875,042	30,317,958
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.89	$23.75	$24.31	$23.43	$22.39	$23.12
Investment Operations
Net Investment Income[1]	.319	.370	.304	.517	.656	.561
Net Realized and Unrealized Gain (Loss) on Investments	.463	(2.693)	(.334)	.880	1.034	(.736)
Total from Investment Operations	.782	(2.323)	(.030)	1.397	1.690	(.175)
Distributions
Dividends from Net Investment Income	(.322)	(.366)	(.304)	(.517)	(.650)	(.555)
Distributions from Realized Capital Gains	—	(.171)	(.226)	—	—	—
Total Distributions	(.322)	(.537)	(.530)	(.517)	(.650)	(.555)
Net Asset Value, End of Period	$21.35	$20.89	$23.75	$24.31	$23.43	$22.39
Total Return	3.77%	-9.93%	-0.13%	6.02%	7.66%	-0.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,875	$30,318	$33,037	$30,049	$21,906	$16,527
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	3.03%	1.64%	1.27%	2.16%	2.86%	2.48%
Portfolio Turnover Rate[3]	221%	426%	414%	347%	323%	182%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 116%, 146%, 151%, 114%, 46%, and 67%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among

Institutional Intermediate-Term Bond Fund
numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2023, counterparties had deposited in segregated accounts cash of $22,264,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Institutional Intermediate-Term Bond Fund
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference

Institutional Intermediate-Term Bond Fund
issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Intermediate-Term Bond Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,138,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital

Institutional Intermediate-Term Bond Fund
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $147,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Intermediate-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,295,521	—	19,295,521
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,143,339	—	3,143,339
Corporate Bonds	—	7,659,446	—	7,659,446
Sovereign Bonds	—	591,925	—	591,925
Taxable Municipal Bonds	—	271,157	—	271,157
Temporary Cash Investments	183,741	—	—	183,741
Total	183,741	30,961,388	—	31,145,129

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,982	—	—	6,982
Forward Currency Contracts	—	443	—	443
Swap Contracts	—	514	—	514
Total	6,982	957	—	7,939
Liabilities
Futures Contracts[1]	8,049	—	—	8,049
Forward Currency Contracts	—	3,299	—	3,299
Total	8,049	3,299	—	11,348
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	6,982	—	—	6,982
Unrealized Appreciation—Forward Currency Contracts	—	443	—	443
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	514	514
Total Assets	6,982	443	514	7,939

Swap Premiums Received	—	—	655	655
Unrealized Depreciation—Futures Contracts[1]	8,049	—	—	8,049

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Forward Currency Contracts	—	3,299	—	3,299
Total Liabilities	8,049	3,299	655	12,003
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(34,202)	—	—	(34,202)
Swap Contracts	—	—	3,438	3,438
Forward Currency Contracts	—	(8,425)	—	(8,425)
Realized Net Gain (Loss) on Derivatives	(34,202)	(8,425)	3,438	(39,189)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	40,549	—	—	40,549
Swap Contracts	—	—	1,380	1,380
Forward Currency Contracts	—	(7,105)	—	(7,105)
Change in Unrealized Appreciation (Depreciation) on Derivatives	40,549	(7,105)	1,380	34,824
F.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,538,860
Gross Unrealized Appreciation	208,922
Gross Unrealized Depreciation	(1,606,717)
Net Unrealized Appreciation (Depreciation)	(1,397,795)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $868,111,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Institutional Intermediate-Term Bond Fund
G.  During the six months ended March 31, 2023, the fund purchased $2,046,050,000 of investment securities and sold $3,498,908,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $65,321,916,000 and $62,255,468,000, respectively.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	46,119	91,290
Issued in Lieu of Cash Distributions	22,710	33,517
Redeemed	(26,966)	(64,422)
Net Increase (Decrease) in Shares Outstanding	41,863	60,385
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q4722 052023

Semiannual Report  |  March 31, 2023
Vanguard Core-Plus Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Core-Plus Bond Fund
Investor Shares	$1,000.00	$1,054.30	$1.54
Admiral™ Shares	1,000.00	1,054.20	1.02
Based on Hypothetical 5% Yearly Return
Core-Plus Bond Fund
Investor Shares	$1,000.00	$1,023.44	$1.51
Admiral Shares	1,000.00	1,023.93	1.01
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.30% for Investor Shares and 0.20% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Core-Plus Bond Fund
Fund Allocation
As of March 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	37.2
Floating Rate Loan Interests	1.8
Sovereign Bonds	9.7
U.S. Government and Agency Obligations	45.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (44.5%)
U.S. Government Securities (17.7%)
	United States Treasury Note/Bond	3.000%	7/31/24	1,800	1,767
	United States Treasury Note/Bond	4.250%	10/15/25	15,736	15,859
[1]	United States Treasury Note/Bond	4.500%	11/15/25	3,600	3,653
	United States Treasury Note/Bond	3.875%	1/15/26	4,300	4,301
	United States Treasury Note/Bond	4.000%	2/15/26	13,949	14,005
	United States Treasury Note/Bond	0.750%	5/31/26	491	447
	United States Treasury Note/Bond	0.875%	6/30/26	2,566	2,340
	United States Treasury Note/Bond	2.375%	5/15/27	375	356
	United States Treasury Note/Bond	3.875%	12/31/27	1,000	1,011
	United States Treasury Note/Bond	1.125%	8/31/28	5,000	4,390
	United States Treasury Note/Bond	1.250%	9/30/28	4,346	3,835
	United States Treasury Note/Bond	2.375%	3/31/29	1,865	1,741
	United States Treasury Note/Bond	3.250%	6/30/29	400	392
	United States Treasury Note/Bond	3.875%	9/30/29	1,469	1,493
	United States Treasury Note/Bond	3.875%	11/30/29	4,136	4,207
	United States Treasury Note/Bond	2.000%	11/15/41	900	678
	United States Treasury Note/Bond	3.000%	5/15/42	441	391
	United States Treasury Note/Bond	3.250%	5/15/42	4,724	4,356
[2]	United States Treasury Note/Bond	2.750%	8/15/42	2,037	1,731
	United States Treasury Note/Bond	3.375%	8/15/42	4,111	3,857
	United States Treasury Note/Bond	2.750%	11/15/42	347	294
[1]	United States Treasury Note/Bond	4.000%	11/15/42	1,440	1,478
	United States Treasury Note/Bond	3.125%	8/15/44	500	446
	United States Treasury Note/Bond	2.875%	11/15/46	733	624
	United States Treasury Note/Bond	3.000%	2/15/47	1,000	870
	United States Treasury Note/Bond	3.000%	5/15/47	713	620
	United States Treasury Note/Bond	2.750%	8/15/47	729	606
	United States Treasury Note/Bond	2.750%	11/15/47	723	601
	United States Treasury Note/Bond	3.000%	2/15/48	3,050	2,660
	United States Treasury Note/Bond	3.125%	5/15/48	1,474	1,315
	United States Treasury Note/Bond	3.000%	8/15/48	800	698
	United States Treasury Note/Bond	3.375%	11/15/48	1,862	1,741
	United States Treasury Note/Bond	3.000%	2/15/49	700	612
	United States Treasury Note/Bond	2.875%	5/15/49	790	676
	United States Treasury Note/Bond	2.250%	2/15/52	3,000	2,237
	United States Treasury Note/Bond	3.000%	8/15/52	3,862	3,393
					89,681
Agency Bonds and Notes (6.4%)
[3,4]	Federal Home Loan Mortgage Corp.	4.000%	8/28/24	3,000	2,962
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Federal Home Loan Mortgage Corp.	4.000%	2/28/25	13,400	13,144
[3,4]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	7,700	7,533
[3,4]	Federal Home Loan Mortgage Corp.	4.200%	8/28/25	9,000	8,822
					32,461
Conventional Mortgage-Backed Securities (20.4%)
[3,4]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	550	536
[3,5]	Ginnie Mae II Pool	2.000%	11/20/50–4/15/53	4,999	4,248
[3,5]	Ginnie Mae II Pool	2.500%	5/20/50–5/15/53	5,162	4,424
[2,3,5,6]	Ginnie Mae II Pool	3.000%	3/20/47–5/15/53	7,017	6,294
[3,5]	Ginnie Mae II Pool	3.500%	11/20/47–4/15/53	2,724	2,560
[3]	Ginnie Mae II Pool	4.000%	6/20/47–2/20/51	1,883	1,825
[3,5]	Ginnie Mae II Pool	4.500%	4/20/48–5/15/53	3,209	3,177
[3,5]	Ginnie Mae II Pool	5.000%	4/15/53–5/15/53	2,000	2,000
[3,4,5]	UMBS Pool	1.500%	4/25/38–3/1/52	2,906	2,325
[3,4,5]	UMBS Pool	2.000%	10/1/35–4/25/53	34,702	29,284
[3,4,5]	UMBS Pool	2.500%	10/1/35–4/25/53	21,827	18,991
[3,4,5]	UMBS Pool	3.000%	7/1/43–5/25/53	2,944	2,651
[3,4,5]	UMBS Pool	3.500%	2/1/46–5/25/53	5,403	5,061
[3,4,5]	UMBS Pool	4.000%	4/25/38–5/25/53	7,050	6,889
[3,4,5]	UMBS Pool	4.500%	4/25/38–5/25/53	8,528	8,537
[3,4,5]	UMBS Pool	5.000%	12/1/48–4/25/53	2,351	2,366
[3,4,5]	UMBS Pool	5.500%	10/1/52–5/25/53	1,782	1,818
[3,4]	UMBS Pool	6.000%	11/1/52	472	483
					103,469
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Freddie Mac REMICS	2.000%	1/25/52	182	113
[3]	Ginnie Mae REMICS	2.000%	2/20/51	118	104
					217
Total U.S. Government and Agency Obligations (Cost $229,650)					225,828
Asset-Backed/Commercial Mortgage-Backed Securities (5.8%)
[3]	Ally Auto Receivables Trust Series 2022-2	4.620%	10/15/25	1,000	997
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,131
[3,7]	Bayview MSR Opportunity Master Fund Trust Series 2021-4	2.500%	10/25/51	231	189
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	100	96
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.740%	9/15/25	481	475
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	70	70
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,052
[3]	CD Mortgage Trust Series 2018-CD7	4.850%	8/15/51	50	43
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,247
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	653	636
[3]	Daimler Trucks Retail Trust Series 2022-1	5.070%	9/16/24	263	262
[3,7]	Dell Equipment Finance Trust Series 2022-2	4.030%	7/22/27	323	320
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	0.348%	9/25/27	1,582	22
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	0.508%	1/25/29	15,838	406
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	1.125%	1/25/30	1	—
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.191%	10/25/31	17,475	230
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K139	0.091%	1/25/32	25,992	210
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	0.250%	7/25/32	1	—
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.312%	1/25/31	4,915	99
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.532%	10/25/31	8,994	318
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KG07	0.002%	8/25/32	13,800	56
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KIR1	1.036%	3/25/26	4,815	125
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.121%	11/25/31	17,668	164
[3,4,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KW10	0.639%	9/25/29	3,156	105
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	146
[3,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	350	353
[3,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	2,247	1,931
[3,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	479	438
[3,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	335	313
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.500%	9/16/25	173	171
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.600%	11/17/25	1,000	996
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	180
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.666%	9/10/47	552	536
[3,7]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	262	215
[3,7]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	94	79
[3,7]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	2,165	1,833
[3,7]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	100	93
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.810%	3/18/25	210	209
[3]	Hyundai Auto Receivables Trust Series 2022-B	3.640%	5/15/25	490	485
[3]	John Deere Owner Trust Series 2022-B	3.730%	6/16/25	265	263
[3,7]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	164	135
[3,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	1,794	1,539
[3,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	87	74
[3,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	84	72
[3,7]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	462	396
[3,7]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	142	121
[3,7]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	1,824	1,564
[3,7]	Kubota Credit Owner Trust Series 2022-2A	4.070%	6/17/25	468	463
[3,7]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	253	207
[3,7]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	94	76
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	100	98
[3,7]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	566	479
[3,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	395	362
[3,7]	OBX Trust Series 2022-J2	3.000%	8/25/52	1,057	907
[3,7]	OBX Trust Series 2022-J2	3.000%	8/25/52	1	1
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	OBX Trust Series 2022-J2	3.500%	8/25/52	1,634	1,454
[3,7]	OBX Trust Series 2022-J2	3.500%	8/25/52	2	2
[3,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	250	170
[3,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	100	92
[3,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	96
[3,7]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	245	201
[3,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	952	847
[3]	Santander Drive Auto Receivables Trust Series 2022-4	4.140%	2/16/27	660	651
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	40	40
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	70
[3,7]	Sequoia Mortgage Trust Series 2021-3	2.500%	5/25/51	169	139
[3,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	60	58
[3,7]	USAA Auto Owner Trust Series 2022-A	4.600%	2/18/25	630	628
[3,7]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	272	224
[3]	Verizon Master Trust Series 2022-5	3.720%	7/20/27	280	276
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.925%	4/15/50	560	540
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	449	444
[3]	World Omni Auto Receivables Trust Series 2022-C	3.730%	3/16/26	452	447
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $31,559)					29,367
Corporate Bonds (36.4%)
Communications (2.4%)
	AT&T Inc.	3.800%	2/15/27	830	803
	AT&T Inc.	4.350%	3/1/29	24	23
	AT&T Inc.	4.900%	8/15/37	113	108
	AT&T Inc.	4.300%	12/15/42	150	131
	AT&T Inc.	3.550%	9/15/55	224	161
	AT&T Inc.	3.800%	12/1/57	323	240
	AT&T Inc.	3.650%	9/15/59	85	61
[9]	Booking Holdings Inc.	4.000%	11/15/26	200	221
[7]	Cable One Inc.	4.000%	11/15/30	160	131
[7]	CCO Holdings LLC	5.000%	2/1/28	130	120
[7]	CCO Holdings LLC	6.375%	9/1/29	275	263
[7]	CCO Holdings LLC	4.750%	3/1/30	130	113
	Charter Communications Operating LLC	6.484%	10/23/45	140	132
[7]	Cogent Communications Group Inc.	7.000%	6/15/27	115	114
	Comcast Corp.	5.250%	11/7/25	130	133
	Comcast Corp.	4.150%	10/15/28	141	139
	Comcast Corp.	6.550%	7/1/39	150	171
	Comcast Corp.	3.750%	4/1/40	283	243
	Comcast Corp.	3.450%	2/1/50	73	56
	Comcast Corp.	2.987%	11/1/63	367	238
[7]	Cox Communications Inc.	4.800%	2/1/35	170	157
[7]	CSC Holdings LLC	4.625%	12/1/30	70	34
[7]	CSC Holdings LLC	3.375%	2/15/31	75	52
[7]	Directv Financing LLC	5.875%	8/15/27	180	163
	Discovery Communications LLC	3.950%	3/20/28	113	106
	Discovery Communications LLC	6.350%	6/1/40	107	107
[7]	DISH DBS Corp.	5.250%	12/1/26	110	88
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	DISH DBS Corp.	5.750%	12/1/28	55	41
	DISH DBS Corp.	5.125%	6/1/29	75	40
[7]	DISH Network Corp.	11.750%	11/15/27	155	149
	Expedia Group Inc.	2.950%	3/15/31	57	47
	Fox Corp.	5.476%	1/25/39	240	230
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	75	57
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	105
[7]	Level 3 Financing Inc.	4.250%	7/1/28	170	96
[7]	Level 3 Financing Inc.	3.875%	11/15/29	30	22
[7]	Lumen Technologies Inc.	4.000%	2/15/27	30	20
	Meta Platforms Inc.	3.850%	8/15/32	190	178
	Netflix Inc.	4.875%	4/15/28	530	533
[7]	News Corp.	3.875%	5/15/29	320	284
[7]	Nexstar Media Inc.	5.625%	7/15/27	335	310
	Paramount Global	4.850%	7/1/42	190	145
	Paramount Global	4.375%	3/15/43	110	78
[7]	Rogers Communications Inc.	3.800%	3/15/32	148	133
[7]	Rogers Communications Inc.	4.550%	3/15/52	120	99
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	45	31
[7]	Scripps Escrow Inc.	5.875%	7/15/27	85	63
	Sprint LLC	7.125%	6/15/24	240	244
	Telefonica Emisiones SA	4.103%	3/8/27	170	164
	Telefonica Emisiones SA	4.665%	3/6/38	300	263
	Time Warner Cable LLC	4.500%	9/15/42	586	451
	T-Mobile USA Inc.	2.625%	2/15/29	320	282
	T-Mobile USA Inc.	3.375%	4/15/29	100	91
	T-Mobile USA Inc.	2.875%	2/15/31	30	26
	T-Mobile USA Inc.	5.050%	7/15/33	440	442
	T-Mobile USA Inc.	3.600%	11/15/60	137	98
	T-Mobile USA Inc.	5.800%	9/15/62	260	268
[7]	Univision Communications Inc.	7.375%	6/30/30	180	170
[7]	UPC Broadband Finco BV	4.875%	7/15/31	90	78
[7]	UPC Holding BV	5.500%	1/15/28	85	76
	Verizon Communications Inc.	3.400%	3/22/41	190	151
	Verizon Communications Inc.	3.850%	11/1/42	57	47
	Verizon Communications Inc.	4.862%	8/21/46	210	200
	Verizon Communications Inc.	5.012%	4/15/49	311	301
[7]	Videotron Ltd.	5.125%	4/15/27	50	48
[7]	Videotron Ltd.	3.625%	6/15/29	130	112
	Vodafone Group plc	6.150%	2/27/37	200	214
[7]	VZ Secured Financing BV	5.000%	1/15/32	80	65
	Walt Disney Co.	4.750%	11/15/46	113	109
[7]	Warnermedia Holdings Inc.	3.428%	3/15/24	175	171
[7]	Warnermedia Holdings Inc.	3.755%	3/15/27	460	433
[7]	Warnermedia Holdings Inc.	5.050%	3/15/42	273	228
[7]	Warnermedia Holdings Inc.	5.141%	3/15/52	80	65
[7]	Warnermedia Holdings Inc.	5.391%	3/15/62	210	170
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	140	106
					12,042
Consumer Discretionary (2.8%)
[7]	1011778 BC ULC	3.875%	1/15/28	85	79
	Advance Auto Parts Inc.	5.900%	3/9/26	70	71
	Advance Auto Parts Inc.	5.950%	3/9/28	75	78
	Amazon.com Inc.	4.700%	12/1/32	910	933
	Amazon.com Inc.	3.875%	8/22/37	70	65
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.950%	4/13/52	140	124
	American Honda Finance Corp.	4.750%	1/12/26	245	247
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	131
	AutoZone Inc.	4.500%	2/1/28	355	352
	AutoZone Inc.	4.000%	4/15/30	179	170
	AutoZone Inc.	1.650%	1/15/31	25	20
	Bath & Body Works Inc.	7.500%	6/15/29	135	138
[7]	BMW US Capital LLC	2.800%	4/11/26	390	371
[7]	Caesars Entertainment Inc.	7.000%	2/15/30	85	86
[7]	Caesars Resort Collection LLC	5.750%	7/1/25	85	85
[7]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	170	157
[7]	Carnival Corp.	5.750%	3/1/27	100	82
[7]	Carnival Corp.	4.000%	8/1/28	200	172
[7]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	45	48
[7]	Cedar Fair LP	5.500%	5/1/25	290	290
[7]	Clarios Global LP	8.500%	5/15/27	95	95
	Dana Inc.	4.500%	2/15/32	165	133
	eBay Inc.	5.900%	11/22/25	125	128
	eBay Inc.	6.300%	11/22/32	255	277
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	72
	Ford Motor Credit Co. LLC	2.900%	2/16/28	450	386
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	257
	Ford Motor Credit Co. LLC	4.000%	11/13/30	100	85
	Ford Motor Credit Co. LLC	3.625%	6/17/31	90	74
[7]	Garda World Security Corp.	7.750%	2/15/28	170	168
	General Motors Co.	5.200%	4/1/45	170	143
	General Motors Financial Co. Inc.	6.050%	10/10/25	1,330	1,352
	General Motors Financial Co. Inc.	1.250%	1/8/26	452	407
	General Motors Financial Co. Inc.	1.500%	6/10/26	135	120
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	70	63
[7]	Hanesbrands Inc.	9.000%	2/15/31	25	26
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	205	184
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	49
	Home Depot Inc.	4.500%	9/15/32	160	161
	Home Depot Inc.	5.950%	4/1/41	210	235
	Home Depot Inc.	4.950%	9/15/52	110	110
	Home Depot Inc.	3.500%	9/15/56	110	86
	KB Home	7.250%	7/15/30	115	117
[7]	Lithia Motors Inc.	4.625%	12/15/27	260	243
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	192
	Lowe's Cos. Inc.	4.450%	4/1/62	210	172
[7]	Mattel Inc.	3.375%	4/1/26	55	51
[7]	Mattel Inc.	5.875%	12/15/27	25	25
[7]	Mattel Inc.	3.750%	4/1/29	100	90
[7]	Mercedes-Benz Finance North America LLC	5.375%	11/26/25	1,850	1,874
[7]	NCL Corp. Ltd.	5.875%	2/15/27	200	186
[7]	NCL Corp. Ltd.	7.750%	2/15/29	110	95
	Newell Brands Inc.	6.375%	9/15/27	15	15
	Newell Brands Inc.	6.625%	9/15/29	150	151
[7]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	24	25
[7]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	18	18
	Sands China Ltd.	5.900%	8/8/28	65	62
[7]	Studio City Co. Ltd.	7.000%	2/15/27	125	118
	Toyota Motor Credit Corp.	3.950%	6/30/25	1,590	1,570
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	375	356
[7]	Vail Resorts Inc.	6.250%	5/15/25	145	146
[3,9]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	291
[7]	Wynn Resorts Finance LLC	7.125%	2/15/31	35	36
					14,155
Consumer Staples (2.2%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/28	55	55
	Altria Group Inc.	2.450%	2/4/32	385	303
	Altria Group Inc.	3.400%	2/4/41	155	110
	Altria Group Inc.	3.875%	9/16/46	170	122
	Altria Group Inc.	3.700%	2/4/51	170	115
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	199
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	630	643
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	320	331
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	300	315
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	429	366
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	141	133
	B&G Foods Inc.	5.250%	9/15/27	80	69
[3,10]	BAT Capital Corp.	2.125%	8/15/25	100	114
	BAT Capital Corp.	3.557%	8/15/27	900	837
	BAT Capital Corp.	4.540%	8/15/47	104	77
[3,10]	BAT International Finance plc	4.000%	9/4/26	100	116
	Brown-Forman Corp.	4.750%	4/15/33	145	147
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	100	103
	Constellation Brands Inc.	2.875%	5/1/30	376	330
[7]	Energizer Holdings Inc.	4.750%	6/15/28	208	188
[7]	Energizer Holdings Inc.	4.375%	3/31/29	210	185
	Haleon US Capital LLC	3.625%	3/24/32	55	50
	Haleon US Capital LLC	4.000%	3/24/52	110	91
[7]	Imperial Brands Finance plc	6.125%	7/27/27	200	205
[7]	JBS USA LUX SA	5.750%	4/1/33	260	250
[7]	Kenvue Inc.	5.100%	3/22/43	140	144
	Keurig Dr Pepper Inc.	4.597%	5/25/28	470	469
[3]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	1,000	969
	Kraft Heinz Foods Co.	3.875%	5/15/27	130	127
	Kraft Heinz Foods Co.	3.750%	4/1/30	180	171
	Kraft Heinz Foods Co.	4.875%	10/1/49	120	111
	Kroger Co.	4.450%	2/1/47	93	82
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	15	14
	PepsiCo Inc.	2.625%	7/29/29	405	372
[7]	Performance Food Group Inc.	5.500%	10/15/27	60	59
[7]	Performance Food Group Inc.	4.250%	8/1/29	20	18
	Philip Morris International Inc.	5.125%	11/15/24	725	730
	Philip Morris International Inc.	5.000%	11/17/25	290	292
	Philip Morris International Inc.	5.125%	11/17/27	290	297
	Philip Morris International Inc.	5.625%	11/17/29	225	235
	Philip Morris International Inc.	2.100%	5/1/30	887	740
	Philip Morris International Inc.	5.750%	11/17/32	210	220
	Philip Morris International Inc.	4.500%	3/20/42	106	92
	Procter & Gamble Co.	4.050%	1/26/33	355	357
	Target Corp.	2.950%	1/15/52	180	130
	Walmart Inc.	3.950%	6/28/38	200	191
					11,274
Energy (2.3%)
[7]	Antero Resources Corp.	5.375%	3/1/30	130	121
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.937%	9/21/28	339	332
	BP Capital Markets America Inc.	4.234%	11/6/28	350	347
	BP Capital Markets America Inc.	2.721%	1/12/32	175	153
	BP Capital Markets America Inc.	3.060%	6/17/41	226	175
	Canadian Natural Resources Ltd.	6.250%	3/15/38	113	118
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	81
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	140	129
	Cheniere Energy Partners LP	4.000%	3/1/31	130	116
[7]	CNX Resources Corp.	7.375%	1/15/31	45	44
	ConocoPhillips Co.	6.950%	4/15/29	50	56
	ConocoPhillips Co.	3.800%	3/15/52	350	290
[7]	Continental Resources Inc.	2.268%	11/15/26	200	177
[7]	CrownRock LP	5.625%	10/15/25	130	128
	DCP Midstream Operating LP	5.625%	7/15/27	240	243
	Devon Energy Corp.	4.750%	5/15/42	113	98
[7]	DT Midstream Inc.	4.125%	6/15/29	270	237
	Energy Transfer LP	4.400%	3/15/27	415	404
	Energy Transfer LP	5.750%	2/15/33	190	194
	Energy Transfer LP	5.300%	4/1/44	120	106
	Energy Transfer LP	5.150%	3/15/45	200	173
	Energy Transfer LP	5.400%	10/1/47	339	302
[7]	EnLink Midstream LLC	5.625%	1/15/28	190	187
	Enterprise Products Operating LLC	5.350%	1/31/33	155	161
	Enterprise Products Operating LLC	3.700%	1/31/51	305	237
[7]	EQM Midstream Partners LP	7.500%	6/1/27	80	80
	EQM Midstream Partners LP	5.500%	7/15/28	250	227
[7]	EQM Midstream Partners LP	7.500%	6/1/30	125	121
	EQT Corp.	5.678%	10/1/25	195	195
	Exxon Mobil Corp.	2.995%	8/16/39	339	274
	Exxon Mobil Corp.	3.095%	8/16/49	226	170
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,335	1,098
	Genesis Energy LP	6.500%	10/1/25	48	47
	Hess Corp.	7.300%	8/15/31	15	17
[3]	KazMunayGas National Co. JSC	5.375%	4/24/30	1,000	890
	Kinder Morgan Inc.	4.800%	2/1/33	125	121
	MPLX LP	4.500%	4/15/38	200	177
	MPLX LP	4.950%	3/14/52	50	43
	MPLX LP	5.650%	3/1/53	170	164
	Occidental Petroleum Corp.	8.500%	7/15/27	22	24
	Occidental Petroleum Corp.	6.375%	9/1/28	197	204
	Occidental Petroleum Corp.	6.625%	9/1/30	84	88
	Occidental Petroleum Corp.	6.125%	1/1/31	201	209
	Occidental Petroleum Corp.	7.500%	5/1/31	70	77
	Occidental Petroleum Corp.	6.450%	9/15/36	25	26
	Occidental Petroleum Corp.	6.600%	3/15/46	145	153
	ONEOK Partners LP	6.125%	2/1/41	100	99
[7]	Permian Resources Operating LLC	7.750%	2/15/26	110	110
[7]	Permian Resources Operating LLC	6.875%	4/1/27	40	39
[7]	Permian Resources Operating LLC	5.875%	7/1/29	180	170
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	676
	Shell International Finance BV	2.750%	4/6/30	300	274
	Suncor Energy Inc.	4.000%	11/15/47	147	117
[7]	Tap Rock Resources LLC	7.000%	10/1/26	70	62
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	Targa Resources Partners LP	4.875%	2/1/31	100	94
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Transocean Inc.	8.750%	2/15/30	50	51
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	170	174
	Valero Energy Corp.	3.650%	12/1/51	100	73
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	180
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	35
	Western Midstream Operating LP	4.500%	3/1/28	235	222
	Western Midstream Operating LP	4.750%	8/15/28	236	225
	Williams Cos. Inc.	4.650%	8/15/32	150	145
					11,806
Financials (12.3%)
	AerCap Ireland Capital DAC	3.500%	1/15/25	565	542
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	135
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	228
	Aflac Inc.	4.750%	1/15/49	100	93
	Allstate Corp.	5.250%	3/30/33	200	202
	American Express Co.	3.950%	8/1/25	1,000	981
	American Express Co.	2.550%	3/4/27	400	370
	American Express Co.	5.850%	11/5/27	500	525
	American Express Co.	4.420%	8/3/33	370	355
	Aon Corp.	5.350%	2/28/33	370	383
[7]	Athene Global Funding	1.985%	8/19/28	750	608
[10]	Aviva plc	6.125%	11/14/36	100	123
[3,9]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	100	106
	Banco Santander SA	5.147%	8/18/25	700	688
[3]	Bank of America Corp.	3.824%	1/20/28	700	668
[3]	Bank of America Corp.	4.948%	7/22/28	40	40
[3]	Bank of America Corp.	3.970%	3/5/29	300	284
[3]	Bank of America Corp.	2.087%	6/14/29	600	516
[3]	Bank of America Corp.	4.078%	4/23/40	340	295
[3]	Bank of America Corp.	2.831%	10/24/51	100	66
	Bank of America Corp.	2.972%	7/21/52	275	185
	Bank of Montreal	5.200%	12/12/24	800	801
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	297
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	467
	Bank of New York Mellon Corp.	4.543%	2/1/29	300	297
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	196
	Bank of New York Mellon Corp.	4.706%	2/1/34	300	297
[3]	Bank of Nova Scotia	3.450%	4/11/25	440	427
	Bank of Nova Scotia	4.750%	2/2/26	500	497
	Bank of Nova Scotia	4.850%	2/1/30	350	346
	Barclays plc	5.304%	8/9/26	200	196
	Barclays plc	7.385%	11/2/28	400	424
	Barclays plc	7.437%	11/2/33	200	221
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	91
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	400	336
[7]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	75	57
[3,9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	100	106
[3,9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	99
	Capital One Financial Corp.	5.468%	2/1/29	280	273
	Capital One Financial Corp.	5.268%	5/10/33	200	188
	Capital One Financial Corp.	5.817%	2/1/34	400	389
	Charles Schwab Corp.	2.450%	3/3/27	215	193
	Chubb INA Holdings Inc.	1.375%	9/15/30	380	307
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	4.350%	11/3/45	271	249
	Citigroup Inc.	4.140%	5/24/25	398	391
	Citigroup Inc.	2.014%	1/25/26	500	471
	Citigroup Inc.	4.658%	5/24/28	140	138
	Citigroup Inc.	4.125%	7/25/28	550	521
	Citigroup Inc.	2.561%	5/1/32	415	344
	Citigroup Inc.	6.270%	11/17/33	400	433
	Citigroup Inc.	4.650%	7/30/45	145	132
	Citigroup Inc.	4.650%	7/23/48	40	37
	CME Group Inc.	2.650%	3/15/32	300	260
	Commonwealth Bank of Australia	5.079%	1/10/25	500	502
	Commonwealth Bank of Australia	5.316%	3/13/26	400	407
	Cooperatieve Rabobank UA	5.000%	1/13/25	1,100	1,102
[7]	Corebridge Financial Inc.	3.500%	4/4/25	100	96
[7]	Corebridge Financial Inc.	3.650%	4/5/27	150	141
[7]	Corebridge Financial Inc.	3.850%	4/5/29	330	301
[7]	Corebridge Financial Inc.	3.900%	4/5/32	200	173
[7]	Corebridge Financial Inc.	4.350%	4/5/42	190	156
[7]	Corebridge Financial Inc.	4.400%	4/5/52	300	234
[9]	Credit Agricole Assurances SA	4.250%	Perpetual	100	106
	Credit Suisse AG	4.750%	8/9/24	600	580
	Credit Suisse Group AG	3.750%	3/26/25	100	92
[7]	Credit Suisse Group AG	4.282%	1/9/28	300	271
[9]	Danske Bank A/S	4.000%	1/12/27	200	217
[3,9]	Danske Bank A/S	2.500%	6/21/29	100	104
	Deutsche Bank AG	6.720%	1/18/29	150	149
[3]	Deutsche Bank AG	3.547%	9/18/31	150	123
	Deutsche Bank AG	3.742%	1/7/33	200	145
	Equitable Holdings Inc.	5.594%	1/11/33	510	500
	Equitable Holdings Inc.	5.000%	4/20/48	150	128
	Fifth Third Bancorp	3.950%	3/14/28	250	226
	GATX Corp.	3.500%	6/1/32	300	264
	Goldman Sachs Group Inc.	5.700%	11/1/24	380	383
[9]	Goldman Sachs Group Inc.	3.375%	3/27/25	200	215
	Goldman Sachs Group Inc.	2.640%	2/24/28	280	256
[3,10]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	133
	Goldman Sachs Group Inc.	2.615%	4/22/32	465	387
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	300	270
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	161
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	130
	Goldman Sachs Group Inc.	4.750%	10/21/45	144	133
	HSBC Holdings plc	2.999%	3/10/26	600	569
[3,10]	HSBC Holdings plc	1.750%	7/24/27	200	216
	HSBC Holdings plc	7.390%	11/3/28	500	534
	HSBC Holdings plc	6.161%	3/9/29	200	206
	HSBC Holdings plc	2.804%	5/24/32	640	523
	HSBC Holdings plc	6.332%	3/9/44	300	317
	HSBC USA Inc.	5.625%	3/17/25	500	502
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	97
	Intercontinental Exchange Inc.	5.200%	6/15/62	90	91
	JPMorgan Chase & Co.	0.969%	6/23/25	750	710
	JPMorgan Chase & Co.	4.080%	4/26/26	300	294
	JPMorgan Chase & Co.	1.578%	4/22/27	800	719
	JPMorgan Chase & Co.	4.323%	4/26/28	175	171
	JPMorgan Chase & Co.	4.851%	7/25/28	220	220
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.069%	6/1/29	1,550	1,342
	JPMorgan Chase & Co.	1.953%	2/4/32	500	402
	JPMorgan Chase & Co.	4.586%	4/26/33	100	97
	JPMorgan Chase & Co.	6.400%	5/15/38	200	228
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	31	27
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	420	321
	JPMorgan Chase & Co.	5.600%	7/15/41	30	31
	JPMorgan Chase & Co.	3.157%	4/22/42	315	240
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	170	120
	JPMorgan Chase & Co.	3.328%	4/22/52	30	22
[3]	KeyBank NA	4.150%	8/8/25	250	237
	KeyBank NA	5.000%	1/26/33	160	149
	Lloyds Banking Group plc	4.716%	8/11/26	200	195
	Lloyds Banking Group plc	5.871%	3/6/29	300	303
	M&T Bank Corp.	5.053%	1/27/34	250	231
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	480	452
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	230	215
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	240	257
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	225	153
	MetLife Inc.	4.875%	11/13/43	140	131
	MetLife Inc.	5.000%	7/15/52	200	187
	MetLife Inc.	5.250%	1/15/54	170	166
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	320	321
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	290	293
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	200	202
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	320	256
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	350	354
	Mizuho Financial Group Inc.	5.667%	5/27/29	500	507
[3]	Morgan Stanley	4.000%	7/23/25	300	294
	Morgan Stanley	4.679%	7/17/26	160	158
	Morgan Stanley	5.050%	1/28/27	1,010	1,008
	Morgan Stanley	1.593%	5/4/27	475	428
[9]	Morgan Stanley	0.406%	10/29/27	100	95
	Morgan Stanley	2.475%	1/21/28	300	274
	Morgan Stanley	5.123%	2/1/29	540	543
[9]	Morgan Stanley	4.656%	3/2/29	100	111
[3]	Morgan Stanley	1.794%	2/13/32	172	135
	Morgan Stanley	4.889%	7/20/33	200	196
	Morgan Stanley	5.948%	1/19/38	610	605
[3]	Morgan Stanley	3.971%	7/22/38	175	154
[3]	Morgan Stanley	4.457%	4/22/39	140	128
	Morgan Stanley	4.300%	1/27/45	180	158
[3]	Morgan Stanley	2.802%	1/25/52	50	33
	Nasdaq Inc.	3.950%	3/7/52	45	35
[3,9]	Nationwide Building Society	2.000%	7/25/29	200	207
[3,9]	NatWest Group plc	1.750%	3/2/26	100	103
[3]	NatWest Group plc	4.892%	5/18/29	200	192
[7]	New York Life Global Funding	4.850%	1/9/28	500	507
[3,10]	NIBC Bank NV	3.125%	11/15/23	500	605
	Nomura Holdings Inc.	2.679%	7/16/30	200	162
	Northern Trust Corp.	4.000%	5/10/27	250	245
	OneMain Finance Corp.	3.500%	1/15/27	65	55
[10]	Pension Insurance Corp. plc	6.500%	7/3/24	100	122
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	100	124
	PNC Financial Services Group Inc.	4.758%	1/26/27	1,000	988
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	5.068%	1/24/34	235	232
	Principal Financial Group Inc.	5.500%	3/15/53	391	374
	Progressive Corp.	2.500%	3/15/27	200	186
	Prudential Financial Inc.	3.935%	12/7/49	250	198
[3]	Prudential Financial Inc.	3.700%	3/13/51	110	83
[10]	Rothesay Life plc	8.000%	10/30/25	100	126
[3]	Royal Bank of Canada	3.970%	7/26/24	500	493
[3]	Royal Bank of Canada	6.000%	11/1/27	1,065	1,114
	Santander Holdings USA Inc.	6.499%	3/9/29	640	640
	Santander UK Group Holdings plc	6.833%	11/21/26	500	507
	Santander UK Group Holdings plc	6.534%	1/10/29	500	509
[10]	Scottish Widows Ltd.	5.500%	6/16/23	200	246
	State Street Corp.	4.857%	1/26/26	110	109
	State Street Corp.	5.820%	11/4/28	300	314
	State Street Corp.	4.821%	1/26/34	180	179
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	825	837
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	300	309
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	335	260
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	250	261
[7]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	500	508
	Synovus Bank	5.625%	2/15/28	250	227
	Toronto-Dominion Bank	3.766%	6/6/25	400	390
	Toronto-Dominion Bank	5.103%	1/9/26	250	251
	Toronto-Dominion Bank	5.156%	1/10/28	250	253
[3]	Truist Financial Corp.	4.873%	1/26/29	355	345
[3]	Truist Financial Corp.	5.122%	1/26/34	240	234
[7]	UBS Group AG	4.703%	8/5/27	2,000	1,917
	US Bancorp	5.727%	10/21/26	410	412
[3]	US Bancorp	4.548%	7/22/28	500	487
	US Bancorp	4.653%	2/1/29	300	293
	US Bancorp	5.850%	10/21/33	200	209
	US Bancorp	4.839%	2/1/34	250	242
[9]	Visa Inc.	1.500%	6/15/26	200	205
[3]	Wells Fargo & Co.	2.164%	2/11/26	300	283
[3]	Wells Fargo & Co.	3.526%	3/24/28	910	859
[3]	Wells Fargo & Co.	4.808%	7/25/28	220	217
[3]	Wells Fargo & Co.	2.879%	10/30/30	300	260
[3]	Wells Fargo & Co.	3.350%	3/2/33	390	338
[3]	Wells Fargo & Co.	4.897%	7/25/33	600	585
[3]	Wells Fargo & Co.	3.068%	4/30/41	175	130
	Wells Fargo & Co.	5.375%	11/2/43	155	148
[3]	Wells Fargo & Co.	4.611%	4/25/53	50	44
[3,10]	Wells Fargo Bank NA	5.250%	8/1/23	200	246
	Westpac Banking Corp.	1.953%	11/20/28	500	435
	Willis North America Inc.	2.950%	9/15/29	904	792
					62,519
Health Care (2.8%)
	AbbVie Inc.	4.050%	11/21/39	702	626
[3]	AdventHealth Obligated Group	2.795%	11/15/51	350	238
[7]	Alcon Finance Corp.	3.800%	9/23/49	200	158
[9]	American Medical Systems Europe BV	0.750%	3/8/25	278	286
	AmerisourceBergen Corp.	4.300%	12/15/47	300	260
	Amgen Inc.	5.250%	3/2/25	680	688
	Amgen Inc.	5.150%	3/2/28	1,060	1,082
	Amgen Inc.	2.450%	2/21/30	260	226
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.600%	3/2/43	195	201
	Amgen Inc.	5.650%	3/2/53	145	151
	Amgen Inc.	5.750%	3/2/63	115	119
	AstraZeneca plc	4.000%	9/18/42	260	236
	AstraZeneca plc	4.375%	8/17/48	311	295
	Baxter International Inc.	2.272%	12/1/28	375	326
	Baxter International Inc.	2.539%	2/1/32	190	155
	Baxter International Inc.	3.132%	12/1/51	125	81
	Becton Dickinson & Co.	4.693%	2/13/28	180	181
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	158
	Bristol-Myers Squibb Co.	2.950%	3/15/32	250	225
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	183
	Bristol-Myers Squibb Co.	2.550%	11/13/50	180	121
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	100	88
[7]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	130	114
	Centene Corp.	2.450%	7/15/28	210	183
	Centene Corp.	3.000%	10/15/30	180	151
	Cigna Group	4.800%	8/15/38	100	97
[3]	CommonSpirit Health	4.350%	11/1/42	300	256
	CVS Health Corp.	4.300%	3/25/28	574	564
	CVS Health Corp.	5.125%	2/21/30	365	370
	CVS Health Corp.	1.750%	8/21/30	476	387
[7]	DaVita Inc.	3.750%	2/15/31	195	154
	Elevance Health Inc.	3.650%	12/1/27	315	304
	Elevance Health Inc.	3.125%	5/15/50	135	97
	Elevance Health Inc.	6.100%	10/15/52	210	234
[7]	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	375
[7]	GE HealthCare Technologies Inc.	5.650%	11/15/27	325	336
[7]	GE HealthCare Technologies Inc.	5.857%	3/15/30	275	288
[7]	GE HealthCare Technologies Inc.	5.905%	11/22/32	175	186
[7]	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	112
	Gilead Sciences Inc.	4.150%	3/1/47	110	97
[7]	Medline Borrower LP	3.875%	4/1/29	80	69
	Merck & Co. Inc.	2.150%	12/10/31	330	279
	Merck & Co. Inc.	4.000%	3/7/49	70	63
	Pfizer Inc.	2.625%	4/1/30	65	59
[7]	Roche Holdings Inc.	2.076%	12/13/31	285	241
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	141
	Tenet Healthcare Corp.	6.250%	2/1/27	130	128
	Tenet Healthcare Corp.	6.125%	10/1/28	70	67
	Tenet Healthcare Corp.	4.250%	6/1/29	60	54
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	55	58
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	55	58
[9]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	100	108
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	300	249
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	370	384
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	110	84
	UnitedHealth Group Inc.	5.250%	2/15/28	100	104
	UnitedHealth Group Inc.	5.350%	2/15/33	375	398
	UnitedHealth Group Inc.	2.750%	5/15/40	315	239
	UnitedHealth Group Inc.	6.050%	2/15/63	200	229
	Zoetis Inc.	5.400%	11/14/25	425	432
	Zoetis Inc.	4.700%	2/1/43	105	98
	Zoetis Inc.	3.950%	9/12/47	110	93
					14,024
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Industrials (3.6%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	125	123
[7]	Air Canada	3.875%	8/15/26	200	182
[7]	Allison Transmission Inc.	4.750%	10/1/27	155	147
[7]	American Airlines Inc.	7.250%	2/15/28	44	43
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	169
[7]	BAE Systems plc	3.000%	9/15/50	640	446
	Boeing Co.	4.875%	5/1/25	465	464
	Boeing Co.	5.150%	5/1/30	254	256
	Boeing Co.	5.705%	5/1/40	478	482
	Boeing Co.	5.930%	5/1/60	230	230
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	485
	Canadian National Railway Co.	3.850%	8/5/32	200	190
	Canadian National Railway Co.	4.400%	8/5/52	380	357
	Canadian Pacific Railway Co.	4.800%	8/1/45	235	228
	Caterpillar Financial Services Corp.	4.800%	1/6/26	730	742
[7]	Chart Industries Inc.	7.500%	1/1/30	25	26
[7]	Chart Industries Inc.	9.500%	1/1/31	15	16
[7]	Clean Harbors Inc.	4.875%	7/15/27	75	73
[7]	Clean Harbors Inc.	6.375%	2/1/31	50	51
	CSX Corp.	3.800%	11/1/46	283	231
[7]	Daimler Truck Finance North America LLC	1.125%	12/14/23	375	364
[7]	Delta Air Lines Inc.	4.750%	10/20/28	340	326
	Emerson Electric Co.	2.200%	12/21/31	130	110
[7]	ERAC USA Finance LLC	7.000%	10/15/37	300	355
	FedEx Corp.	4.550%	4/1/46	30	26
	FedEx Corp.	4.050%	2/15/48	30	24
[7]	Gates Global LLC	6.250%	1/15/26	33	33
	General Dynamics Corp.	3.750%	5/15/28	236	231
	General Dynamics Corp.	2.850%	6/1/41	226	177
[3,10]	Heathrow Funding Ltd.	6.750%	12/3/26	100	128
	Honeywell International Inc.	5.000%	2/15/33	505	531
	Honeywell International Inc.	5.700%	3/15/37	350	387
	Jacobs Engineering Group Inc.	5.900%	3/1/33	190	190
[3]	John Deere Capital Corp.	4.800%	1/9/26	720	731
[3]	John Deere Capital Corp.	4.850%	10/11/29	440	455
[11]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	350	363
	Lockheed Martin Corp.	5.250%	1/15/33	270	288
	Lockheed Martin Corp.	3.600%	3/1/35	113	105
	Lockheed Martin Corp.	4.700%	5/15/46	110	109
	Lockheed Martin Corp.	4.300%	6/15/62	170	154
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	894	892
	Norfolk Southern Corp.	2.550%	11/1/29	83	73
	Norfolk Southern Corp.	4.550%	6/1/53	144	129
	Northrop Grumman Corp.	3.200%	2/1/27	290	278
	Northrop Grumman Corp.	4.700%	3/15/33	260	263
	Northrop Grumman Corp.	4.030%	10/15/47	270	235
	Northrop Grumman Corp.	4.950%	3/15/53	210	209
[3]	PACCAR Financial Corp.	2.850%	4/7/25	525	507
	Parker-Hannifin Corp.	3.650%	6/15/24	440	433
	Parker-Hannifin Corp.	3.250%	6/14/29	500	461
	Raytheon Technologies Corp.	5.000%	2/27/26	220	223
	Raytheon Technologies Corp.	5.400%	5/1/35	430	448
	Raytheon Technologies Corp.	5.375%	2/27/53	240	253
[7]	Regal Rexnord Corp.	6.050%	4/15/28	105	105
17

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Regal Rexnord Corp.	6.400%	4/15/33	190	190
	Republic Services Inc.	5.000%	4/1/34	180	183
[7]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	35	36
[7]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	75	79
	Rockwell Automation Inc.	2.800%	8/15/61	158	102
[7]	Rolls-Royce plc	3.625%	10/14/25	180	171
[7]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	620	479
[7]	Spirit AeroSystems Inc.	7.500%	4/15/25	18	18
	Spirit AeroSystems Inc.	4.600%	6/15/28	35	30
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	80	87
	Teledyne Technologies Inc.	2.750%	4/1/31	130	111
[7]	TopBuild Corp.	3.625%	3/15/29	135	116
[7]	TopBuild Corp.	4.125%	2/15/32	35	30
[7]	TransDigm Inc.	8.000%	12/15/25	85	87
[7]	TransDigm Inc.	6.250%	3/15/26	130	130
[7]	TransDigm Inc.	6.750%	8/15/28	300	303
	Triton Container International Ltd.	3.250%	3/15/32	410	325
[7]	Triumph Group Inc.	9.000%	3/15/28	25	25
	Tyco Electronics Group SA	2.500%	2/4/32	240	205
	Union Pacific Corp.	3.839%	3/20/60	170	137
	Union Pacific Corp.	3.850%	2/14/72	200	158
[7]	United Airlines Inc.	4.375%	4/15/26	260	249
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	68	67
	United Parcel Service Inc.	6.200%	1/15/38	440	501
[7]	Vertiv Group Corp.	4.125%	11/15/28	140	124
					18,480
Materials (1.6%)
	Air Products and Chemicals Inc.	2.800%	5/15/50	113	81
	Albemarle Corp.	4.650%	6/1/27	100	98
[7]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	10	8
[7]	Avient Corp.	7.125%	8/1/30	125	129
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	180	171
	Ball Corp.	6.875%	3/15/28	80	83
	Ball Corp.	2.875%	8/15/30	70	59
	Ball Corp.	3.125%	9/15/31	90	75
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	835	842
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	985	997
[7]	Big River Steel LLC	6.625%	1/31/29	190	190
[7]	Canpack SA	3.875%	11/15/29	245	200
	Celanese US Holdings LLC	5.900%	7/5/24	95	95
[7]	Chemours Co.	5.750%	11/15/28	10	9
[7]	Chemours Co.	4.625%	11/15/29	210	174
[7]	Cleveland-Cliffs Inc.	6.750%	3/15/26	130	132
	Dow Chemical Co.	2.100%	11/15/30	150	125
[7]	Element Solutions Inc.	3.875%	9/1/28	270	237
	Freeport-McMoRan Inc.	4.250%	3/1/30	260	241
[7]	Glencore Funding LLC	4.000%	3/27/27	339	326
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	190	177
[3]	Inversiones CMPC SA	4.750%	9/15/24	200	197
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	140	115
	LYB International Finance III LLC	3.375%	10/1/40	339	251
[7]	Novelis Corp.	4.750%	1/30/30	205	188
[7]	Novelis Corp.	3.875%	8/15/31	73	61
	Nucor Corp.	3.125%	4/1/32	260	230
18

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	4.400%	5/1/48	110	97
	Nucor Corp.	3.850%	4/1/52	100	81
	Nutrien Ltd.	5.900%	11/7/24	50	51
	Nutrien Ltd.	5.950%	11/7/25	125	129
	Nutrien Ltd.	4.900%	3/27/28	150	150
	Nutrien Ltd.	2.950%	5/13/30	100	88
	Nutrien Ltd.	5.800%	3/27/53	310	320
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	161	132
[7]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	30
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	410	421
	Rio Tinto Finance USA plc	5.125%	3/9/53	410	422
[7]	Sealed Air Corp.	6.125%	2/1/28	75	76
	Sherwin-Williams Co.	2.950%	8/15/29	55	50
	Sherwin-Williams Co.	2.200%	3/15/32	95	76
	Sherwin-Williams Co.	3.300%	5/15/50	100	71
[7]	SPCM SA	3.125%	3/15/27	55	48
[7]	SPCM SA	3.375%	3/15/30	255	211
[7]	WR Grace Holdings LLC	5.625%	8/15/29	25	21
[7]	WR Grace Holdings LLC	7.375%	3/1/31	35	35
					8,000
Real Estate (1.1%)
[3,10]	Akelius Residential Property AB	2.375%	8/15/25	100	114
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	175	164
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	325	200
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	175	160
[9]	American Tower Corp.	0.450%	1/15/27	150	142
[3,9]	Aroundtown SA	1.625%	Perpetual	100	31
[9]	ATF Netherlands BV	7.078%	Perpetual	100	51
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	700
	Camden Property Trust	3.350%	11/1/49	170	125
	Corporate Office Properties LP	2.250%	3/15/26	545	485
	Corporate Office Properties LP	2.000%	1/15/29	365	283
	Crown Castle Inc.	5.000%	1/11/28	170	171
[9]	Digital Dutch Finco BV	0.625%	7/15/25	100	99
[9]	Digital Euro Finco LLC	2.625%	4/15/24	100	106
	ERP Operating LP	4.500%	7/1/44	230	201
	Healthpeak OP LLC	5.250%	12/15/32	305	306
[3,9]	Heimstaden Bostad AB	1.125%	1/21/26	200	182
	Kimco Realty OP LLC	4.250%	4/1/45	75	59
	Kimco Realty OP LLC	3.700%	10/1/49	110	79
[7]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	95	68
	Life Storage LP	2.400%	10/15/31	140	113
[3,9]	Logicor Financing Sarl	0.750%	7/15/24	100	101
	MPT Operating Partnership LP	3.500%	3/15/31	170	114
	Prologis LP	1.750%	2/1/31	100	81
	Prologis LP	4.625%	1/15/33	100	98
	Prologis LP	5.250%	6/15/53	402	401
[3,10]	Realty Income Corp.	1.875%	1/14/27	100	109
	Realty Income Corp.	4.850%	3/15/30	290	286
	SBA Communications Corp.	3.875%	2/15/27	50	47
	SBA Communications Corp.	3.125%	2/1/29	50	43
[7]	VICI Properties LP	4.625%	6/15/25	190	184
[10]	Westfield America Management Ltd.	2.125%	3/30/25	100	114
					5,417
19

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (1.8%)
	Apple Inc.	4.250%	2/9/47	113	108
	Apple Inc.	4.100%	8/8/62	440	393
	Block Inc.	3.500%	6/1/31	20	16
[7]	Broadcom Inc.	3.137%	11/15/35	620	478
[7]	Cloud Software Group Holdings Inc.	6.500%	3/31/29	50	44
[7]	CommScope Inc.	6.000%	3/1/26	100	96
	Dell International LLC	5.250%	2/1/28	330	333
[7]	Entegris Escrow Corp.	4.750%	4/15/29	395	373
[7]	Entegris Escrow Corp.	5.950%	6/15/30	300	291
	Global Payments Inc.	1.500%	11/15/24	170	160
	HP Inc.	4.000%	4/15/29	280	266
[7]	Imola Merger Corp.	4.750%	5/15/29	185	165
	Intel Corp.	4.875%	2/10/26	500	507
	Intel Corp.	4.875%	2/10/28	430	437
	Intel Corp.	2.450%	11/15/29	452	398
	Intel Corp.	5.125%	2/10/30	250	255
	Intel Corp.	5.200%	2/10/33	170	173
	Intel Corp.	5.625%	2/10/43	130	133
	Intel Corp.	4.100%	5/19/46	186	158
	Intel Corp.	4.900%	8/5/52	400	372
	Intel Corp.	5.900%	2/10/63	120	123
	International Business Machines Corp.	4.150%	5/15/39	510	452
	KLA Corp.	5.000%	3/15/49	187	183
[7]	McAfee Corp.	7.375%	2/15/30	115	96
	Oracle Corp.	5.800%	11/10/25	260	266
	Oracle Corp.	3.250%	5/15/30	424	380
	Oracle Corp.	3.850%	7/15/36	250	213
	Oracle Corp.	4.000%	11/15/47	424	324
	Oracle Corp.	6.900%	11/9/52	50	56
	PayPal Holdings Inc.	3.900%	6/1/27	80	79
	S&P Global Inc.	2.700%	3/1/29	480	437
[7]	SK Hynix Inc.	6.375%	1/17/28	396	399
	Texas Instruments Inc.	4.600%	2/15/28	350	357
	Verisk Analytics Inc.	5.500%	6/15/45	270	264
	Workday Inc.	3.700%	4/1/29	230	215
					9,000
Utilities (3.5%)
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	200	159
	AEP Transmission Co. LLC	5.400%	3/15/53	130	135
	Ameren Illinois Co.	5.900%	12/1/52	220	246
	American Electric Power Co. Inc.	2.031%	3/15/24	150	145
[9]	Amprion GmbH	3.450%	9/22/27	200	215
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	181
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	292
[7]	Calpine Corp.	5.125%	3/15/28	150	137
[7]	Calpine Corp.	4.625%	2/1/29	30	26
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	300	297
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	160	163
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	72
	CenterPoint Energy Inc.	3.700%	9/1/49	200	153
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	100	96
	Commonwealth Edison Co.	4.900%	2/1/33	165	169
	Commonwealth Edison Co.	5.300%	2/1/53	210	217
	Connecticut Light & Power Co.	5.250%	1/15/53	420	434
20

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	110	111
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	288
	Constellation Energy Generation LLC	6.250%	10/1/39	170	180
	Consumers Energy Co.	4.650%	3/1/28	200	202
	Consumers Energy Co.	3.600%	8/15/32	60	56
	Consumers Energy Co.	4.200%	9/1/52	120	105
[3]	Dominion Energy Inc.	3.375%	4/1/30	75	68
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	70	71
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	222
	DTE Electric Co.	4.300%	7/1/44	226	201
	DTE Energy Co.	2.950%	3/1/30	200	176
	Duke Energy Carolinas LLC	2.850%	3/15/32	250	217
	Duke Energy Carolinas LLC	4.950%	1/15/33	270	278
	Duke Energy Carolinas LLC	5.350%	1/15/53	150	156
	Duke Energy Corp.	3.300%	6/15/41	226	170
	Duke Energy Indiana LLC	5.400%	4/1/53	320	326
	Duke Energy Ohio Inc.	5.250%	4/1/33	60	62
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	168
	Duke Energy Progress LLC	4.100%	5/15/42	200	173
[7]	Enel Finance America LLC	2.875%	7/12/41	300	197
[3,9]	Enel Finance International NV	0.000%	6/17/27	200	186
	Entergy Arkansas LLC	5.150%	1/15/33	70	72
	Eversource Energy	4.200%	6/27/24	572	566
	Eversource Energy	5.450%	3/1/28	180	187
	Exelon Corp.	5.150%	3/15/28	360	367
	Exelon Corp.	3.350%	3/15/32	200	179
	Exelon Corp.	4.450%	4/15/46	140	121
	Exelon Corp.	4.100%	3/15/52	100	83
	FirstEnergy Corp.	2.650%	3/1/30	120	103
[3]	FirstEnergy Corp.	2.250%	9/1/30	70	58
[7]	FirstEnergy Transmission LLC	2.866%	9/15/28	450	407
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	152
[7]	ITC Holdings Corp.	4.950%	9/22/27	80	80
[10]	National Grid Electricity Distribution plc	3.625%	11/6/23	100	122
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	57	54
	NiSource Inc.	5.250%	3/30/28	180	183
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	140	145
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	210
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	46
	Pacific Gas & Electric Co.	6.150%	1/15/33	460	472
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	65
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	57
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	38
	PacifiCorp	6.250%	10/15/37	270	302
	PacifiCorp	5.350%	12/1/53	430	441
	PECO Energy Co.	3.700%	9/15/47	500	406
[7]	Pennsylvania Electric Co.	5.150%	3/30/26	110	110
	PPL Electric Utilities Corp.	5.250%	5/15/53	450	466
	Public Service Co. of Colorado	3.600%	9/15/42	565	464
	Public Service Co. of New Hampshire	5.150%	1/15/53	210	213
	Public Service Co. of Oklahoma	5.250%	1/15/33	100	102
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	350	351
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	201	182
	Sempra Energy	3.700%	4/1/29	300	279
	Southern California Edison Co.	5.300%	3/1/28	180	185
21

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	3.450%	2/1/52	150	111
	Southern Co.	4.475%	8/1/24	750	740
	Southern Co.	5.150%	10/6/25	240	243
	Tampa Electric Co.	3.875%	7/12/24	100	98
	TransAlta Corp.	7.750%	11/15/29	125	131
	Union Electric Co.	5.450%	3/15/53	450	470
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	200	160
	Virginia Electric & Power Co.	5.450%	4/1/53	170	173
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	130	123
	WEC Energy Group Inc.	5.000%	9/27/25	270	270
	WEC Energy Group Inc.	4.750%	1/9/26	690	690
	WEC Energy Group Inc.	4.750%	1/15/28	520	520
	Wisconsin Public Service Corp.	5.350%	11/10/25	250	254
					18,001
Total Corporate Bonds (Cost $195,017)					184,718
Floating Rate Loan Interests (1.7%)
[12]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	9.558%	4/20/28	2,070	2,099
[12]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.093%	2/1/27	159	118
[12]	Berry Global Inc. Term Loan Z, 1M USD LIBOR + 1.750%	6.510%	7/1/26	985	981
[12]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.148%	7/6/29	155	154
[12]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	6.850%	12/27/24	984	982
[12]	Clarios Global LP First Lien Dollar Term Loan, 1M USD LIBOR + 3.250%	8.090%	4/30/26	15	15
[12]	Clean Harbors Inc. Incremental Term Loan, 1M USD LIBOR + 2.000%	6.840%	10/8/28	988	989
[12]	Cloud Software Group, Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.498%	3/30/29	15	14
[12]	DaVita Inc. Tranche B-1 Term Loan, 1M USD LIBOR + 1.750%	6.385%	8/12/26	127	125
[12]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.840%	8/2/27	207	199
[12]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.998%	7/21/28	108	105
[12]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	8.998%	7/21/28	8	8
[12]	First Student Bidco Inc. Initial Term Loan B, 3M USD LIBOR + 3.000%	7.726%	7/21/28	85	81
[12]	First Student Bidco Inc. Initial Term Loan C, 3M USD LIBOR + 3.000%	7.726%	7/21/28	30	29
[12]	Hanesbrands Inc. Initial Tranche B Term Loan, TSFR1M + 3.750%	8.474%	3/8/30	30	30
[12]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	8.515%	3/1/29	109	103
[12]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	8.090%	10/23/28	450	439
[12]	Mileage Plus Holdings LLC Initial Term Loan, 3M USD LIBOR + 5.250%	10.213%	6/21/27	63	65
[12]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.600%	4/11/25	74	74
[12]	SkyMiles IP Ltd. Initial Term Loan, 3M USD LIBOR + 3.750%	8.558%	10/20/27	1,628	1,685
22

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Spirit Aerosystems Inc. Term Loan, TSFR3M + 4.500%	9.176%	1/15/27	2	2
[12]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.157%	3/22/29	73	72
[12]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.157%	3/22/29	110	109
[12]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.590%	5/30/25	295	294
Total Floating Rate Loan Interests (Cost $8,881)					8,772
Sovereign Bonds (9.5%)
[3]	Arab Republic of Egypt	8.700%	3/1/49	350	206
[3]	Arab Republic of Egypt	8.875%	5/29/50	200	118
[3]	Bermuda	5.000%	7/15/32	735	732
[3]	Dominican Republic	5.950%	1/25/27	1,200	1,185
[3]	Dominican Republic	4.500%	1/30/30	370	323
[3,7]	Dominican Republic	7.050%	2/3/31	1,530	1,547
	Ecopetrol SA	8.875%	1/13/33	600	607
[3]	Empresa Nacional del Petroleo	3.750%	8/5/26	430	402
[3]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	880	865
[3,9]	European Union	2.625%	2/4/48	1,592	1,546
[3]	Federal Republic of Nigeria	6.500%	11/28/27	670	547
[3]	Federal Republic of Nigeria	7.875%	2/16/32	275	208
[3,7]	Finance Department Government of Sharjah	6.500%	11/23/32	600	612
[3]	Gabonese Republic	6.950%	6/16/25	630	587
[3,7]	Kingdom of Saudi Arabia	4.750%	1/18/28	1,380	1,400
[3,7]	Kingdom of Saudi Arabia	5.500%	10/25/32	410	438
[3]	Kingdom of Saudi Arabia	4.500%	10/26/46	215	189
[3]	Kingdom of Saudi Arabia	4.625%	10/4/47	1,000	892
[3,7]	Kingdom of Saudi Arabia	5.000%	1/18/53	740	693
[3,7]	Korea Electric Power Corp.	3.625%	6/14/25	1,000	976
[3,7]	Korea Electric Power Corp.	5.375%	4/6/26	840	853
[3]	Oman Government Bond	6.500%	3/8/47	450	416
[3]	Paraguay Government Bond	4.950%	4/28/31	1,500	1,451
[3,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	835
[3]	Petroleos del Peru SA	5.625%	6/19/47	627	406
	Petroleos Mexicanos	6.490%	1/23/27	3,400	3,085
	Petroleos Mexicanos	6.500%	6/2/41	186	125
	Petroleos Mexicanos	6.375%	1/23/45	130	82
	Petroleos Mexicanos	6.750%	9/21/47	690	448
	Petroleos Mexicanos	6.350%	2/12/48	434	271
	Petroleos Mexicanos	6.950%	1/28/60	555	359
[3,5,7]	Republic of Costa Rica	6.550%	4/3/34	2,000	2,010
[3]	Republic of Ecuador	1.500%	7/31/40	255	77
[3]	Republic of El Salvador	7.650%	6/15/35	680	322
[3]	Republic of Guatemala	4.500%	5/3/26	1,549	1,516
[3]	Republic of Honduras	7.500%	3/15/24	200	198
[3]	Republic of Honduras	6.250%	1/19/27	150	135
	Republic of Hungary	5.375%	3/25/24	150	150
[3,7]	Republic of Hungary	6.125%	5/22/28	530	544
[3]	Republic of Indonesia	6.625%	2/17/37	750	863
[3]	Republic of Panama	4.300%	4/29/53	210	154
[3]	Republic of Panama	3.870%	7/23/60	920	603
[3]	Republic of Peru	2.783%	1/23/31	1,899	1,624
[3]	Republic of Poland	5.500%	11/16/27	205	214
23

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Poland	5.750%	11/16/32	232	247
[3,9]	Republic of Poland	4.250%	2/14/43	900	946
[3,5]	Republic of Poland	5.500%	4/4/53	502	512
[3,9]	Republic of Romania	2.125%	3/7/28	633	585
[9]	Republic of Romania	6.625%	9/27/29	1,440	1,595
[3]	Republic of Senegal	6.250%	5/23/33	235	189
[3,13]	Republic of South Africa	8.500%	1/31/37	31,000	1,400
	Republic of the Philippines	5.609%	4/13/33	350	375
	Republic of Turkey	5.750%	5/11/47	800	570
[3]	Republic of Uzbekistan International Bond	4.750%	2/20/24	550	541
[3]	Saudi Arabian Oil Co.	2.875%	4/16/24	1,200	1,172
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	450	422
[3,9]	Serbia International Bond	1.500%	6/26/29	900	744
	State of Israel	4.500%	1/17/33	1,605	1,598
[3,14]	Ukraine Government Bond	7.750%	9/1/26	600	111
[3,14]	Ukraine Government Bond	6.876%	5/21/31	1,050	184
[3]	United Mexican States	5.400%	2/9/28	1,000	1,030
[3]	United Mexican States	2.659%	5/24/31	1,107	926
[3,15]	United Mexican States	7.750%	5/29/31	60,000	3,123
[3,15]	United Mexican States	8.500%	11/18/38	9,500	503
[3,15]	United Mexican States	7.750%	11/13/42	7,000	338
[3,7]	Uzbekneftegaz JSC	4.750%	11/16/28	600	477
Total Sovereign Bonds (Cost $50,410)					48,402
24

Core-Plus Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[16]	Vanguard Market Liquidity Fund (Cost $4,029)	4.839%	40,298	4,030
Total Investments (98.7%) (Cost $519,546)				501,117
Other Assets and Liabilities—Net (1.3%)				6,405
Net Assets (100%)				507,522
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $942,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $199,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
6	Securities with a value of $1,603,000 have been segregated as initial margin for open futures contracts.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $57,178,000, representing 11.3% of net assets.
8	Interest-only security.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Face amount denominated in South African rand.
14	Non-income-producing security—security in default.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
25

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	128	14,017	23
10-Year U.S. Treasury Note	June 2023	140	16,089	35
Ultra 10-Year U.S. Treasury Note	June 2023	10	1,211	(2)
Ultra Long U.S. Treasury Bond	June 2023	30	4,234	85
				141

Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(8)	(1,652)	—
10-Year Japanese Government Bond	June 2023	(8)	(8,925)	6
Euro-Bobl	June 2023	(47)	(6,008)	(124)
Euro-Bund	June 2023	(39)	(5,745)	(127)
Euro-Buxl	June 2023	(11)	(1,680)	(8)
Euro-Schatz	June 2023	(8)	(917)	(9)
				(262)
				(121)

26

Core-Plus Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	6/21/23	EUR	368	USD	394	5	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	142	USD	154	—	—
Barclays Bank plc	6/21/23	GBP	28	USD	34	1	—
JPMorgan Chase Bank, N.A.	6/21/23	JPY	3,549	USD	27	—	—
Goldman Sachs Bank USA	6/21/23	USD	355	CHF	330	—	(10)
JPMorgan Chase Bank, N.A.	6/21/23	USD	4,396	EUR	4,100	—	(72)
Barclays Bank plc	6/21/23	USD	4,395	EUR	4,117	—	(90)
JPMorgan Chase Bank, N.A.	6/21/23	USD	1,685	EUR	1,544	3	—
Credit Agricole CIB	6/21/23	USD	185	EUR	171	—	(1)
JPMorgan Chase Bank, N.A.	6/21/23	USD	2,801	GBP	2,348	—	(99)
Barclays Bank plc	6/21/23	USD	21	GBP	17	—	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	33	JPY	4,314	1	—
BNP Paribas	6/21/23	USD	3,845	MXN	70,586	—	(11)
Barclays Bank plc	6/21/23	USD	1,391	ZAR	25,581	—	(35)
						10	(318)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S39-V1	6/20/28	EUR	500	1.000	4	2

Credit Protection Purchased
CDX-NA-IG-S40-V1	6/20/28	USD	19,029	(1.000)	(219)	(70)
						(68)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

27

Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	230	1.000	1	1	—	—
Republic of Colombia/Baa2	6/20/28	GSI	600	1.000	—	(64)	64	—
Republic of Peru/Baa1	6/20/28	GSI	175	1.000	(1)	(2)	1	—
Republic of South Africa/Ba2	6/20/28	BARC	405	1.000	(30)	(35)	5	—
					(30)	(100)	70	—
Credit Protection Purchased
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	277	155	122	—
					247	55	192	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $285,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/26	N/A	500	4.178	(3.750)	6	2
3/15/28	N/A	600	4.178	(3.500)	9	3
					15	5
1 Notional amount denominated in British pound.
2 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $515,517)	497,087
Affiliated Issuers (Cost $4,029)	4,030
Total Investments in Securities	501,117
Investment in Vanguard	18
Cash	48
Foreign Currency, at Value (Cost $108)	108
Receivables for Investment Securities Sold	161,205
Receivables for Accrued Income	4,227
Receivables for Capital Shares Issued	430
Swap Premiums Paid	156
Variation Margin Receivable—Futures Contracts	140
Unrealized Appreciation—Forward Currency Contracts	10
Unrealized Appreciation—Over-the-Counter Swap Contracts	192
Total Assets	667,651
Liabilities
Payables for Investment Securities Purchased	157,705
Payables for Capital Shares Redeemed	1,403
Payables for Distributions	554
Payables to Vanguard	46
Swap Premiums Received	101
Variation Margin Payable—Centrally Cleared Swap Contracts	2
Unrealized Depreciation—Forward Currency Contracts	318
Total Liabilities	160,129
Net Assets	507,522
29

Core-Plus Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	568,802
Total Distributable Earnings (Loss)	(61,280)
Net Assets	507,522

Investor Shares—Net Assets
Applicable to 4,797,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,384
Net Asset Value Per Share—Investor Shares	$8.63

Admiral Shares—Net Assets
Applicable to 27,018,228 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	466,138
Net Asset Value Per Share—Admiral Shares	$17.25
See accompanying Notes, which are an integral part of the Financial Statements.
30

Core-Plus Bond Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1]	10,543
Total Income	10,543
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative—Investor Shares	48
Management and Administrative—Admiral Shares	394
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	12
Custodian Fees	20
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	511
Expenses Paid Indirectly	(10)
Net Expenses	501
Net Investment Income	10,042
Realized Net Gain (Loss)
Investment Securities Sold[1]	(8,874)
Futures Contracts	(2,817)
Options Purchased	(51)
Options Written	34
Swap Contracts	170
Forward Currency Contracts	(1,070)
Foreign Currencies	139
Realized Net Gain (Loss)	(12,469)
31

Core-Plus Bond Fund
Statement of Operations (continued)
Six Months Ended March 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	25,506
Futures Contracts	3,186
Options Purchased	(6)
Options Written	22
Swap Contracts	(260)
Forward Currency Contracts	(534)
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	27,923
Net Increase (Decrease) in Net Assets Resulting from Operations	25,496
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $210,000, $4,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Core-Plus Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	October 12, 2021[1] to September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,042	10,014
Realized Net Gain (Loss)	(12,469)	(30,329)
Change in Unrealized Appreciation (Depreciation)	27,923	(46,650)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,496	(66,965)
Distributions
Investor Shares	(772)	(943)
Admiral Shares	(9,171)	(8,925)
Total Distributions	(9,943)	(9,868)
Capital Share Transactions
Investor Shares	2,671	45,286
Admiral Shares	47,103	473,742
Net Increase (Decrease) from Capital Share Transactions	49,774	519,028
Total Increase (Decrease)	65,327	442,195
Net Assets
Beginning of Period	442,195	—
End of Period	507,522	442,195
1	Commencement of subscription period for the fund.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	October 12, 2021[1] to September 30, 2022

Net Asset Value, Beginning of Period	$8.35	$10.00
Investment Operations
Net Investment Income[2]	.173	.213
Net Realized and Unrealized Gain (Loss) on Investments	.277	(1.655)
Total from Investment Operations	.450	(1.442)
Distributions
Dividends from Net Investment Income	(.170)	(.208)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.170)	(.208)
Net Asset Value, End of Period	$8.63	$8.35
Total Return[3]	5.43%	-14.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41	$38
Ratio of Total Expenses to Average Net Assets[4]	0.30%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	4.07%	2.46%[5]
Portfolio Turnover Rate[6]	254%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.30%.
5	Annualized.
6	Includes 131% and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	October 12, 2021[1] to September 30, 2022

Net Asset Value, Beginning of Period	$16.70	$20.00
Investment Operations
Net Investment Income[2]	.354	.451
Net Realized and Unrealized Gain (Loss) on Investments	.544	(3.318)
Total from Investment Operations	.898	(2.867)
Distributions
Dividends from Net Investment Income	(.348)	(.433)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.348)	(.433)
Net Asset Value, End of Period	$17.25	$16.70
Total Return[3]	5.42%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$466	$405
Ratio of Total Expenses to Average Net Assets[4]	0.20%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	4.17%	2.61%[5]
Portfolio Turnover Rate[6]	254%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Annualized.
6	Includes 131% and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a
36

Core-Plus Bond Fund
counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund
37

Core-Plus Bond Fund
may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2023, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at March 31, 2023.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
38

Core-Plus Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 16% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2023, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
39

Core-Plus Bond Fund
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty
40

Core-Plus Bond Fund
may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 2% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
41

Core-Plus Bond Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $18,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
42

Core-Plus Bond Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	225,828	—	225,828
Asset-Backed/Commercial Mortgage-Backed Securities	—	29,367	—	29,367
Corporate Bonds	—	184,718	—	184,718
Floating Rate Loan Interests	—	8,772	—	8,772
Sovereign Bonds	—	48,402	—	48,402
Temporary Cash Investments	4,030	—	—	4,030
Total	4,030	497,087	—	501,117

Derivative Financial Instruments
Assets
Futures Contracts[1]	149	—	—	149
Forward Currency Contracts	—	10	—	10
Swap Contracts	7[1]	192	—	199
Total	156	202	—	358
Liabilities
Futures Contracts[1]	270	—	—	270
Forward Currency Contracts	—	318	—	318
Swap Contracts	70[1]	—	—	70
Total	340	318	—	658
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
43

Core-Plus Bond Fund
E.  At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	156	156
Unrealized Appreciation—Futures Contracts[1]	149	—	—	149
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	5	—	2	7
Unrealized Appreciation—Forward Currency Contracts	—	10	—	10
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	192	192
Total Assets	154	10	350	514

Swap Premiums Received	—	—	101	101
Unrealized Depreciation—Futures Contracts[1]	270	—	—	270
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	70	70
Unrealized Depreciation—Forward Currency Contracts	—	318	—	318
Total Liabilities	270	318	171	759
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(2,817)	—	—	(2,817)
Options Purchased	—	—	(51)	(51)
Options Written	—	—	34	34
Swap Contracts	60	—	110	170
Forward Currency Contracts	—	(1,070)	—	(1,070)
Realized Net Gain (Loss) on Derivatives	(2,757)	(1,070)	93	(3,734)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,186	—	—	3,186
Options Purchased	—	—	(6)	(6)
Options Written	—	—	22	22
Swap Contracts	(235)	—	(25)	(260)
Forward Currency Contracts	—	(534)	—	(534)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,951	(534)	(9)	2,408
44

Core-Plus Bond Fund
F.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	518,447
Gross Unrealized Appreciation	8,311
Gross Unrealized Depreciation	(25,886)
Net Unrealized Appreciation (Depreciation)	(17,575)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $33,785,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended March 31, 2023, the fund purchased $153,836,000 of investment securities and sold $103,634,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,072,777,000 and $1,020,627,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2023		October 12, 2021[1] to September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,184	1,071	75,023	7,611
Issued in Lieu of Cash Distributions	626	74	762	84
Redeemed	(7,139)	(839)	(30,499)	(3,204)
Net Increase (Decrease)—Investor Shares	2,671	306	45,286	4,491
Admiral Shares
Issued	114,352	6,726	669,147	34,655
Issued in Lieu of Cash Distributions	6,223	365	6,806	374
Redeemed	(73,472)	(4,303)	(202,211)	(10,799)
Net Increase (Decrease)—Admiral Shares	47,103	2,788	473,742	24,230
1	Commencement of subscription period for the fund.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
45

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Core-Plus Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
46

The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
47

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core-Plus Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0012 052023

Semiannual Report  |  March 31, 2023
Vanguard Multi-Sector Income Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Multi-Sector Income Bond Fund
Investor Shares	$1,000.00	$1,082.00	$2.08
Admiral™ Shares	1,000.00	1,082.60	1.56
Based on Hypothetical 5% Yearly Return
Multi-Sector Income Bond Fund
Investor Shares	$1,000.00	$1,022.94	$2.02
Admiral Shares	1,000.00	1,023.44	1.51
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.40% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Multi-Sector Income Bond Fund
Fund Allocation
As of March 31, 2023

United States	70.7%
United Kingdom	3.0
Canada	2.5
Mexico	2.5
Japan	1.9
Saudi Arabia	1.4
South Africa	1.4
Colombia	1.2
Poland	1.2
Dominican Republic	1.1
Israel	1.0
Other	12.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Multi-Sector Income Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.9%)
	United States Treasury Note/Bond	3.000%	7/31/24–8/15/52	723	670
	United States Treasury Note/Bond	3.250%	5/15/42	278	256
[1]	United States Treasury Note/Bond	3.375%	8/15/42	389	365
	United States Treasury Note/Bond	3.875%	1/15/26	2,057	2,058
[2]	United States Treasury Note/Bond	4.000%	2/15/26	2,785	2,797
Total U.S. Government and Agency Obligations (Cost $6,077)					6,146
Corporate Bonds (70.2%)
Australia (0.7%)
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	140	141
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	160	162
	Commonwealth Bank of Australia	5.316%	3/13/26	250	254
[3]	Westpac Banking Corp.	2.894%	2/4/30	100	94
					651
Belgium (0.4%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	343	351
Brazil (0.2%)
	Petrobras Global Finance BV	8.750%	5/23/26	200	215
Canada (2.3%)
[4]	1011778 BC ULC	3.875%	1/15/28	180	168
[4]	Air Canada	3.875%	8/15/26	170	154
	Bank of Montreal	3.088%	1/10/37	95	76
[3]	Bank of Nova Scotia	3.450%	4/11/25	200	194
	Bank of Nova Scotia	4.850%	2/1/30	45	44
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
[4]	Garda World Security Corp.	7.750%	2/15/28	60	59
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	74
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	100	95
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	97
[4]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	150	154
[4]	Ritchie Bros Holdings Inc.	7.750%	3/15/31	335	351
[3]	Royal Bank of Canada	4.900%	1/12/28	350	350
	TransAlta Corp.	7.750%	11/15/29	50	53
[4]	Videotron Ltd.	3.625%	6/15/29	180	155
					2,058
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
France (0.5%)
[4]	SPCM SA	3.125%	3/15/27	410	361
[4]	SPCM SA	3.375%	3/15/30	70	58
					419
Germany (0.5%)
[3]	Deutsche Bank AG	3.961%	11/26/25	400	378
[3]	Deutsche Bank AG	3.547%	9/18/31	20	16
	Deutsche Bank AG	3.742%	1/7/33	100	73
					467
Ireland (0.5%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	146
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	332
					478
Israel (0.5%)
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	210	220
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	205	215
					435
Japan (1.9%)
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	200	186
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	202
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	200	201
	Mizuho Financial Group Inc.	5.667%	5/27/29	200	203
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	41
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	315	310
	Nomura Holdings Inc.	2.172%	7/14/28	300	251
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	41
[4]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	200	203
					1,638
Kazakhstan (0.4%)
[3]	KazMunayGas National Co. JSC	4.750%	4/19/27	400	369
Macao (0.2%)
	Sands China Ltd.	5.900%	8/8/28	85	81
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	47
					128
Netherlands (0.5%)
[4]	UPC Broadband Finco BV	4.875%	7/15/31	200	173
[4]	UPC Holding BV	5.500%	1/15/28	165	147
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	25
[4]	Ziggo BV	4.875%	1/15/30	140	119
					464
Poland (0.4%)
[4]	Canpack SA	3.125%	11/1/25	290	264
[4]	Canpack SA	3.875%	11/15/29	145	118
					382
Spain (0.7%)
	Banco Santander SA	5.147%	8/18/25	600	590
Switzerland (0.2%)
	Credit Suisse AG	2.950%	4/9/25	150	140
	Credit Suisse Group AG	3.750%	3/26/25	25	23
					163
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Kingdom (2.9%)
	AstraZeneca Finance LLC	1.200%	5/28/26	159	145
	Barclays plc	4.375%	9/11/24	200	193
	Barclays plc	5.501%	8/9/28	400	397
	BAT Capital Corp.	3.557%	8/15/27	230	214
	Diageo Capital plc	5.500%	1/24/33	100	108
[3]	HSBC Holdings plc	2.013%	9/22/28	400	343
	HSBC Holdings plc	6.161%	3/9/29	200	206
	Lloyds Banking Group plc	5.871%	3/6/29	200	202
	NatWest Group plc	5.516%	9/30/28	200	198
[3]	NatWest Group plc	3.754%	11/1/29	200	187
[4]	Rolls-Royce plc	3.625%	10/14/25	265	252
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	120
					2,565
United States (57.4%)
	AbbVie Inc.	4.250%	11/14/28	233	232
	Advance Auto Parts Inc.	5.900%	3/9/26	15	15
	Advance Auto Parts Inc.	5.950%	3/9/28	10	10
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	380	374
	AES Corp.	2.450%	1/15/31	100	82
	Albemarle Corp.	4.650%	6/1/27	5	5
[4]	Albertsons Cos. Inc.	6.500%	2/15/28	200	202
[4]	Allison Transmission Inc.	4.750%	10/1/27	210	199
	Allstate Corp.	5.250%	3/30/33	40	40
	Ally Financial Inc.	4.750%	6/9/27	45	42
	Altria Group Inc.	2.450%	2/4/32	150	118
	Amazon.com Inc.	4.700%	12/1/32	80	82
[4]	American Airlines Inc.	5.500%	4/20/26	150	148
[4]	American Airlines Inc.	7.250%	2/15/28	94	91
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	140	119
	American Express Co.	3.950%	8/1/25	110	108
	American Express Co.	5.850%	11/5/27	90	94
	American Tower Corp.	2.100%	6/15/30	50	41
	Amgen Inc.	5.250%	3/2/25	105	106
	Amgen Inc.	5.150%	3/2/28	165	168
	Amgen Inc.	3.000%	2/22/29	90	83
[4]	Antero Resources Corp.	5.375%	3/1/30	80	74
	Aon Corp.	5.350%	2/28/33	60	62
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	44
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	200	160
	AT&T Inc.	2.750%	6/1/31	155	133
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	160	130
	AutoZone Inc.	4.750%	2/1/33	50	49
[4]	Avient Corp.	7.125%	8/1/30	50	52
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	152
	B&G Foods Inc.	5.250%	9/15/27	170	146
	Ball Corp.	6.875%	3/15/28	125	129
	Ball Corp.	2.875%	8/15/30	150	126
	Ball Corp.	3.125%	9/15/31	60	50
	Bank of America Corp.	3.841%	4/25/25	100	98
[3]	Bank of America Corp.	3.384%	4/2/26	370	355
	Bank of America Corp.	1.734%	7/22/27	183	164
[3]	Bank of America Corp.	3.824%	1/20/28	100	95
[3]	Bank of America Corp.	3.970%	3/5/29	50	47
[3]	Bank of America Corp.	2.087%	6/14/29	100	86
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	4.271%	7/23/29	90	87
[3]	Bank of America Corp.	3.194%	7/23/30	100	89
[3]	Bank of America Corp.	1.922%	10/24/31	180	144
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	40	38
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	100	104
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	99
	Bath & Body Works Inc.	7.500%	6/15/29	55	56
	Bath & Body Works Inc.	6.875%	11/1/35	75	68
	Baxter International Inc.	2.272%	12/1/28	95	83
	Baxter International Inc.	3.950%	4/1/30	95	88
	Baxter International Inc.	2.539%	2/1/32	100	81
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	150	132
	Becton Dickinson & Co.	4.693%	2/13/28	125	126
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	86
[4]	Big River Steel LLC	6.625%	1/31/29	110	110
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	25	19
	Block Inc.	3.500%	6/1/31	45	37
	Boeing Co.	2.750%	2/1/26	433	410
	Boeing Co.	3.625%	2/1/31	50	46
	Boston Properties LP	3.650%	2/1/26	160	147
	BP Capital Markets America Inc.	4.234%	11/6/28	228	226
	BP Capital Markets America Inc.	3.633%	4/6/30	45	43
	Broadcom Inc.	4.300%	11/15/32	100	92
	Brown-Forman Corp.	4.750%	4/15/33	25	25
[4]	Cable One Inc.	4.000%	11/15/30	295	242
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	30	31
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	165	166
[4]	Calpine Corp.	5.125%	3/15/28	370	339
[4]	Calpine Corp.	4.625%	2/1/29	25	22
[4]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	205	190
	Capital One Financial Corp.	5.817%	2/1/34	245	238
[4]	Carnival Corp.	5.750%	3/1/27	70	57
[4]	Carnival Corp.	4.000%	8/1/28	130	112
[4]	Carnival Corp.	6.000%	5/1/29	170	135
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	15	16
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	210	185
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	175	154
[4]	CCO Holdings LLC	5.000%	2/1/28	80	74
[4]	CCO Holdings LLC	6.375%	9/1/29	80	76
[4]	CCO Holdings LLC	4.750%	3/1/30	80	69
[4]	Cedar Fair LP	5.500%	5/1/25	90	90
	Celanese US Holdings LLC	5.900%	7/5/24	10	10
	Centene Corp.	2.450%	7/15/28	240	209
	Centene Corp.	3.000%	10/15/30	90	76
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	60	61
[4]	Chart Industries Inc.	7.500%	1/1/30	20	21
[4]	Chart Industries Inc.	9.500%	1/1/31	210	222
	Charter Communications Operating LLC	4.908%	7/23/25	310	307
[4]	Chemours Co.	5.750%	11/15/28	10	9
[4]	Chemours Co.	4.625%	11/15/29	225	186
	Cheniere Energy Partners LP	4.000%	3/1/31	130	116
[4]	Churchill Downs Inc.	4.750%	1/15/28	280	262
	Citigroup Inc.	4.400%	6/10/25	185	180
	Citigroup Inc.	3.700%	1/12/26	100	97
[3]	Citigroup Inc.	3.668%	7/24/28	140	133
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.125%	7/25/28	75	71
[3]	Citigroup Inc.	2.666%	1/29/31	195	167
[4]	Clarios Global LP	6.250%	5/15/26	80	80
[4]	Clarios Global LP	8.500%	5/15/27	240	241
[4]	Clean Harbors Inc.	4.875%	7/15/27	80	78
[4]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	90	86
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	140	121
[4]	Cleveland-Cliffs Inc.	6.750%	3/15/26	50	51
[4]	Cloud Software Group Holdings Inc.	6.500%	3/31/29	235	205
[4]	CNX Resources Corp.	6.000%	1/15/29	140	132
[4]	CNX Resources Corp.	7.375%	1/15/31	15	15
[4]	Cogent Communications Group Inc.	7.000%	6/15/27	35	35
	Comcast Corp.	3.375%	8/15/25	300	293
	Comcast Corp.	5.250%	11/7/25	200	204
	Comcast Corp.	5.350%	11/15/27	110	114
	Commonwealth Edison Co.	4.900%	2/1/33	15	15
[4]	CommScope Inc.	6.000%	3/1/26	80	77
[4]	CommScope Inc.	8.250%	3/1/27	150	123
[4]	CommScope Inc.	7.125%	7/1/28	75	55
	ConocoPhillips Co.	6.950%	4/15/29	110	124
	Constellation Brands Inc.	2.250%	8/1/31	50	41
	Consumers Energy Co.	4.650%	3/1/28	10	10
[4]	Corebridge Financial Inc.	3.500%	4/4/25	10	10
[4]	Corebridge Financial Inc.	3.650%	4/5/27	60	56
[4]	Corebridge Financial Inc.	3.850%	4/5/29	10	9
[4]	Corebridge Financial Inc.	3.900%	4/5/32	60	52
[4]	CrownRock LP	5.625%	10/15/25	80	78
[4]	CSC Holdings LLC	4.125%	12/1/30	180	129
[4]	CSC Holdings LLC	4.625%	12/1/30	260	128
[4]	CSC Holdings LLC	3.375%	2/15/31	25	17
	CubeSmart LP	2.500%	2/15/32	45	36
	CVS Health Corp.	4.300%	3/25/28	303	298
	Dana Inc.	4.500%	2/15/32	70	56
[4]	DaVita Inc.	3.750%	2/15/31	70	55
	Dell International LLC	5.850%	7/15/25	305	310
	Dell International LLC	5.250%	2/1/28	100	101
[4]	Delta Air Lines Inc.	7.000%	5/1/25	165	170
[4]	Delta Air Lines Inc.	4.750%	10/20/28	387	371
	Devon Energy Corp.	5.850%	12/15/25	100	102
	Diamondback Energy Inc.	3.125%	3/24/31	5	4
[4]	Directv Financing LLC	5.875%	8/15/27	100	91
[4]	DISH DBS Corp.	5.250%	12/1/26	185	148
[4]	DISH DBS Corp.	5.750%	12/1/28	15	11
	DISH DBS Corp.	5.125%	6/1/29	30	16
[4]	DISH Network Corp.	11.750%	11/15/27	245	236
[4]	DT Midstream Inc.	4.125%	6/15/29	460	404
	DTE Electric Co.	5.200%	4/1/33	100	103
[3]	DTE Energy Co.	3.400%	6/15/29	50	46
	Duke Energy Carolinas LLC	4.950%	1/15/33	10	10
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Ohio Inc.	5.250%	4/1/33	20	21
	Duke Energy Progress LLC	3.400%	4/1/32	50	45
	eBay Inc.	5.950%	11/22/27	10	10
	eBay Inc.	6.300%	11/22/32	15	16
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Element Solutions Inc.	3.875%	9/1/28	180	158
[4]	Energizer Holdings Inc.	4.750%	6/15/28	97	88
[4]	Energizer Holdings Inc.	4.375%	3/31/29	70	62
	Energy Transfer LP	4.400%	3/15/27	70	68
[3]	Energy Transfer LP	5.500%	6/1/27	164	166
	Energy Transfer LP	5.250%	4/15/29	70	70
	Energy Transfer LP	5.750%	2/15/33	40	41
[4]	EnLink Midstream LLC	5.625%	1/15/28	110	108
[4]	Entegris Escrow Corp.	4.750%	4/15/29	30	28
[4]	Entegris Escrow Corp.	5.950%	6/15/30	250	242
[4]	Entegris Inc.	4.375%	4/15/28	140	127
	Entergy Arkansas LLC	5.150%	1/15/33	10	10
	Enterprise Products Operating LLC	5.350%	1/31/33	10	10
[4]	EQM Midstream Partners LP	7.500%	6/1/27	30	30
	EQM Midstream Partners LP	5.500%	7/15/28	100	91
[4]	EQM Midstream Partners LP	7.500%	6/1/30	50	48
[4]	EQM Midstream Partners LP	4.750%	1/15/31	150	125
	EQT Corp.	6.125%	2/1/25	45	45
	EQT Corp.	5.678%	10/1/25	15	15
	ERP Operating LP	2.500%	2/15/30	40	34
	Eversource Energy	5.450%	3/1/28	30	31
	Exelon Corp.	5.150%	3/15/28	60	61
	Exelon Corp.	3.350%	3/15/32	80	72
	Fifth Third Bancorp	3.950%	3/14/28	50	45
[3]	FirstEnergy Corp.	1.600%	1/15/26	50	46
	FirstEnergy Corp.	2.650%	3/1/30	210	180
[4]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	72
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Co.	3.250%	2/12/32	360	282
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	99
	Ford Motor Credit Co. LLC	2.900%	2/16/28	40	34
	Ford Motor Credit Co. LLC	2.900%	2/10/29	400	331
	Ford Motor Credit Co. LLC	4.000%	11/13/30	25	21
	Ford Motor Credit Co. LLC	3.625%	6/17/31	35	29
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	270	234
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	210	160
[4]	Gartner Inc.	4.500%	7/1/28	300	285
[4]	Gates Global LLC	6.250%	1/15/26	180	178
[4]	GE HealthCare Technologies Inc.	5.650%	11/15/27	350	362
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	178
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	47
	Genesis Energy LP	6.500%	10/1/25	127	123
	Georgia Power Co.	3.250%	3/30/27	100	95
	Global Payments Inc.	2.150%	1/15/27	40	35
	Goldman Sachs Group Inc.	5.700%	11/1/24	65	65
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	270	262
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	193
	Goldman Sachs Group Inc.	2.615%	4/22/32	50	42
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	50	45
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	345	297
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[4]	Hanesbrands Inc.	9.000%	2/15/31	250	256
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	40	36
[4]	HCA Inc.	3.625%	3/15/32	100	88
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	7.300%	8/15/31	5	6
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	49
	Home Depot Inc.	1.875%	9/15/31	5	4
	Home Depot Inc.	3.250%	4/15/32	10	9
	Home Depot Inc.	4.500%	9/15/32	45	45
	HSBC USA Inc.	5.625%	3/17/25	300	301
[4]	Imola Merger Corp.	4.750%	5/15/29	480	429
	Intel Corp.	4.875%	2/10/26	70	71
	Intel Corp.	4.875%	2/10/28	160	163
	Intel Corp.	5.125%	2/10/30	140	143
	Intel Corp.	5.200%	2/10/33	30	30
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	34
	International Business Machines Corp.	4.500%	2/6/26	180	180
[4]	ITC Holdings Corp.	4.950%	9/22/27	370	372
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	100
[4]	JBS USA LUX SA	5.750%	4/1/33	40	38
[3]	John Deere Capital Corp.	0.700%	1/15/26	500	454
	JPMorgan Chase & Co.	3.125%	1/23/25	187	182
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	81	79
	JPMorgan Chase & Co.	1.578%	4/22/27	150	135
	JPMorgan Chase & Co.	1.470%	9/22/27	187	165
	JPMorgan Chase & Co.	4.323%	4/26/28	50	49
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	50	48
	JPMorgan Chase & Co.	2.069%	6/1/29	60	52
	JPMorgan Chase & Co.	1.953%	2/4/32	228	183
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	220	197
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	50	41
	KB Home	7.250%	7/15/30	30	30
[4]	Kenvue Inc.	5.000%	3/22/30	60	62
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	46
[3]	KeyBank NA	5.850%	11/15/27	250	246
	Kilroy Realty LP	4.750%	12/15/28	90	76
	Kinder Morgan Inc.	4.800%	2/1/33	45	43
	KLA Corp.	4.650%	7/15/32	20	20
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	151
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	45	32
	Lamar Media Corp.	3.750%	2/15/28	200	185
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	65	59
[4]	Level 3 Financing Inc.	4.250%	7/1/28	120	68
[4]	Level 3 Financing Inc.	3.875%	11/15/29	65	47
[4]	Lithia Motors Inc.	4.625%	12/15/27	110	103
[4]	Lithia Motors Inc.	3.875%	6/1/29	200	173
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	35	34
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	116
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	111
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	134
	Lockheed Martin Corp.	5.250%	1/15/33	229	244
	Lowe's Cos. Inc.	3.750%	4/1/32	65	60
[4]	Lumen Technologies Inc.	4.000%	2/15/27	130	86
	M&T Bank Corp.	5.053%	1/27/34	30	28
	Mastercard Inc.	2.950%	6/1/29	100	93
[4]	Match Group Holdings II LLC	4.625%	6/1/28	30	28
[4]	Match Group Holdings II LLC	3.625%	10/1/31	160	130
[4]	Mattel Inc.	3.375%	4/1/26	20	19
10

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mattel Inc.	5.875%	12/15/27	215	214
[4]	Mattel Inc.	3.750%	4/1/29	290	261
[4]	McAfee Corp.	7.375%	2/15/30	205	171
[4]	Medline Borrower LP	3.875%	4/1/29	60	52
[4]	Medline Borrower LP	5.250%	10/1/29	190	165
	Merck & Co. Inc.	2.150%	12/10/31	30	25
[4]	Michaels Cos. Inc.	5.250%	5/1/28	160	133
	MidAmerican Energy Co.	3.100%	5/1/27	100	95
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	298	298
	Mondelez International Inc.	2.750%	4/13/30	28	25
[3]	Morgan Stanley	4.000%	7/23/25	50	49
	Morgan Stanley	5.050%	1/28/27	145	145
[3]	Morgan Stanley	1.512%	7/20/27	180	160
	Morgan Stanley	2.475%	1/21/28	100	91
	Morgan Stanley	5.123%	2/1/29	50	50
[3]	Morgan Stanley	3.622%	4/1/31	140	128
[3]	Morgan Stanley	1.794%	2/13/32	25	20
	Morgan Stanley	4.889%	7/20/33	50	49
	Morgan Stanley	5.297%	4/20/37	40	38
	MPLX LP	4.000%	3/15/28	45	43
	MPLX LP	5.000%	3/1/33	100	98
	MPT Operating Partnership LP	5.000%	10/15/27	25	21
	MPT Operating Partnership LP	4.625%	8/1/29	185	137
	MPT Operating Partnership LP	3.500%	3/15/31	75	50
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	100	107
[4]	NCL Corp. Ltd.	5.875%	2/15/27	215	200
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	30
	Netflix Inc.	5.875%	11/15/28	530	558
	Newell Brands Inc.	6.375%	9/15/27	105	106
	Newell Brands Inc.	6.625%	9/15/29	110	111
	Newmont Corp.	2.800%	10/1/29	150	133
[4]	News Corp.	3.875%	5/15/29	345	306
[4]	Nexstar Media Inc.	5.625%	7/15/27	150	139
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	554	528
	NiSource Inc.	5.250%	3/30/28	30	31
[4]	Novelis Corp.	3.250%	11/15/26	250	228
[4]	Novelis Corp.	4.750%	1/30/30	60	55
[4]	Novelis Corp.	3.875%	8/15/31	27	23
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.375%	9/1/28	280	291
	Occidental Petroleum Corp.	6.625%	9/1/30	250	263
	Occidental Petroleum Corp.	6.125%	1/1/31	100	104
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	10	10
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	380	311
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	140	104
	OneMain Finance Corp.	6.125%	3/15/24	50	49
	OneMain Finance Corp.	3.500%	1/15/27	240	202
	Oracle Corp.	4.500%	5/6/28	500	494
	Oracle Corp.	6.150%	11/9/29	90	96
	Oracle Corp.	6.250%	11/9/32	50	54
[4]	Organon & Co.	4.125%	4/30/28	430	396
[4]	Outfront Media Capital LLC	4.250%	1/15/29	210	176
	Ovintiv Exploration Inc.	5.375%	1/1/26	245	246
	Pacific Gas & Electric Co.	3.450%	7/1/25	80	76
11

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	166
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	126
[4]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	87
	Paramount Global	4.950%	1/15/31	100	92
	Parker-Hannifin Corp.	3.250%	6/14/29	300	276
[4]	Penn Entertainment Inc.	4.125%	7/1/29	140	117
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	40	40
[4]	Performance Food Group Inc.	6.875%	5/1/25	375	378
[4]	Performance Food Group Inc.	5.500%	10/15/27	70	68
[4]	Performance Food Group Inc.	4.250%	8/1/29	160	145
[4]	Permian Resources Operating LLC	7.750%	2/15/26	240	240
[4]	Permian Resources Operating LLC	6.875%	4/1/27	15	15
[4]	Permian Resources Operating LLC	5.875%	7/1/29	85	80
	Philip Morris International Inc.	3.250%	11/10/24	155	151
	Philip Morris International Inc.	5.125%	11/15/24	150	151
	Philip Morris International Inc.	0.875%	5/1/26	155	139
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	55	56
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	81
	PNC Financial Services Group Inc.	4.758%	1/26/27	45	44
	PNC Financial Services Group Inc.	5.354%	12/2/28	145	146
	PNC Financial Services Group Inc.	5.068%	1/24/34	10	10
[4]	Post Holdings Inc.	4.625%	4/15/30	270	242
	Procter & Gamble Co.	4.050%	1/26/33	15	15
	Public Service Co. of Oklahoma	5.250%	1/15/33	10	10
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	50	50
	Public Storage	1.950%	11/9/28	100	87
	Raytheon Technologies Corp.	5.000%	2/27/26	40	41
	Raytheon Technologies Corp.	5.150%	2/27/33	50	52
	Realty Income Corp.	4.625%	11/1/25	155	153
	Realty Income Corp.	2.200%	6/15/28	192	169
	Republic Services Inc.	5.000%	4/1/34	40	41
[4]	Rocket Mortgage LLC	3.625%	3/1/29	150	129
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	140	124
[4]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	8	8
[4]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	240	241
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	100	97
	Santander Holdings USA Inc.	6.499%	3/9/29	120	120
	SBA Communications Corp.	3.875%	2/15/27	200	189
	SBA Communications Corp.	3.125%	2/1/29	100	87
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	25	17
[4]	Scripps Escrow Inc.	5.875%	7/15/27	40	29
[4]	Sealed Air Corp.	4.000%	12/1/27	380	355
[4]	Sealed Air Corp.	6.125%	2/1/28	30	30
[4]	Sealed Air Corp.	5.000%	4/15/29	175	166
	Service Corp. International	3.375%	8/15/30	210	179
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	200	172
	Southern California Edison Co.	5.300%	3/1/28	150	154
[4]	Spirit AeroSystems Inc.	7.500%	4/15/25	4	4
	Spirit AeroSystems Inc.	4.600%	6/15/28	19	16
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	255	278
	Spirit Realty LP	2.700%	2/15/32	45	35
[4]	SS&C Technologies Inc.	5.500%	9/30/27	120	117
12

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.750%	2/15/26	120	121
	State Street Corp.	4.821%	1/26/34	80	79
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
[4]	Tap Rock Resources LLC	7.000%	10/1/26	40	35
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Target Corp.	4.400%	1/15/33	5	5
	Teledyne Technologies Inc.	2.750%	4/1/31	20	17
	Tenet Healthcare Corp.	6.250%	2/1/27	80	79
	Tenet Healthcare Corp.	6.125%	10/1/28	280	267
	Tenet Healthcare Corp.	4.250%	6/1/29	40	36
	Texas Instruments Inc.	4.600%	2/15/28	40	41
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	140
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	99
	T-Mobile USA Inc.	2.625%	4/15/26	470	440
	T-Mobile USA Inc.	4.950%	3/15/28	100	101
	T-Mobile USA Inc.	2.625%	2/15/29	153	135
	T-Mobile USA Inc.	3.375%	4/15/29	100	91
	T-Mobile USA Inc.	3.875%	4/15/30	115	108
[4]	TopBuild Corp.	3.625%	3/15/29	50	43
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	340	323
	Toyota Motor Credit Corp.	4.625%	1/12/28	100	101
[4]	TransDigm Inc.	8.000%	12/15/25	35	36
[4]	TransDigm Inc.	6.250%	3/15/26	80	80
[4]	TransDigm Inc.	6.750%	8/15/28	465	470
[4]	Transocean Inc.	11.500%	1/30/27	50	52
[4]	Transocean Inc.	8.750%	2/15/30	365	372
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	77
[4]	Triumph Group Inc.	9.000%	3/15/28	150	150
[3]	Truist Financial Corp.	5.900%	10/28/26	100	100
[3]	Truist Financial Corp.	6.123%	10/28/33	15	16
	Tyco Electronics Group SA	4.500%	2/13/26	200	200
	Union Pacific Corp.	3.000%	4/15/27	45	43
[4]	United Airlines Inc.	4.375%	4/15/26	160	153
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	204	202
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	140	133
	UnitedHealth Group Inc.	5.250%	2/15/28	5	5
	UnitedHealth Group Inc.	5.350%	2/15/33	20	21
[4]	Uniti Group LP	10.500%	2/15/28	140	136
[4]	Univision Communications Inc.	7.375%	6/30/30	70	66
[3]	US Bancorp	4.548%	7/22/28	80	78
[3]	US Bancorp	3.000%	7/30/29	45	39
[3]	US Bancorp	4.967%	7/22/33	40	38
	US Bancorp	4.839%	2/1/34	150	145
[4]	Vail Resorts Inc.	6.250%	5/15/25	70	70
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	225
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
	Verizon Communications Inc.	1.680%	10/30/30	50	40
	Verizon Communications Inc.	2.355%	3/15/32	186	153
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	100	94
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	90	82
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	25	24
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	76
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	350	312
	VMware Inc.	4.700%	5/15/30	161	156
[4]	Warnermedia Holdings Inc.	3.428%	3/15/24	140	137
13

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	16	15
[4]	Warnermedia Holdings Inc.	4.054%	3/15/29	90	84
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	50	45
[3]	Wells Fargo & Co.	4.100%	6/3/26	100	97
[3]	Wells Fargo & Co.	4.897%	7/25/33	75	73
[4]	WESCO Distribution Inc.	7.125%	6/15/25	320	325
	Western Midstream Operating LP	4.500%	3/1/28	465	440
	Western Midstream Operating LP	4.750%	8/15/28	27	26
	Willis North America Inc.	4.500%	9/15/28	55	53
[4]	WMG Acquisition Corp.	3.750%	12/1/29	370	328
[4]	WR Grace Holdings LLC	5.625%	8/15/29	200	170
[4]	WR Grace Holdings LLC	7.375%	3/1/31	175	175
[4]	Wynn Resorts Finance LLC	7.125%	2/15/31	100	101
	Xcel Energy Inc.	4.000%	6/15/28	80	78
	Xcel Energy Inc.	4.600%	6/1/32	80	78
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	190	144
	Zoetis Inc.	5.400%	11/14/25	45	46
					50,990
Total Corporate Bonds (Cost $63,372)					62,363
Floating Rate Loan Interests (5.0%)
Canada (0.2%)
[5]	Bombardier Recreational Products Inc. Incremental Loan, TSFR1M + 3.500%	8.307%	12/13/29	150	149
United States (4.8%)
[5]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	9.558%	4/20/28	455	461
[5]	Axalta Coating Systems Dutch Holding B B.V. Term Loan B-4, TSFR3M + 3.000%	7.506%	12/20/29	48	48
[5]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.093%	2/1/27	53	39
[5]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.148%	7/6/29	50	50
[5]	Chart Industries Inc. Term Loan, TSFR1M + 3.750%	8.593%	3/17/30	20	20
[5]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	6.850%	12/27/24	49	49
[5]	Clarios Global LP First Lien Dollar Term Loan, 1M USD LIBOR + 3.250%	8.090%	4/30/26	105	104
[5]	Cloud Software Group, Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.498%	3/30/29	25	23
[5]	CQP Holdco LP Initial Term Loan, 3M USD LIBOR + 3.500%	8.230%	6/5/28	100	99
[5]	DaVita Inc. Tranche B-1 Term Loan, 1M USD LIBOR + 1.750%	6.385%	8/12/26	44	43
[5]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.840%	8/2/27	285	274
[5]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.998%	7/21/28	36	35
[5]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	8.998%	7/21/28	4	4
[5]	First Student Bidco Inc. Initial Term Loan B, 3M USD LIBOR + 3.000%	7.726%	7/21/28	402	384
[5]	First Student Bidco Inc. Initial Term Loan C, 3M USD LIBOR + 3.000%	7.726%	7/21/28	152	145
[5]	Gates Global LLC Initial Dollar Term Loan B-4, TSFR1M + 3.500%	8.307%	11/16/29	249	249
14

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Hanesbrands Inc. Initial Tranche B Term Loan, TSFR1M + 3.750%	8.474%	3/8/30	55	55
[5]	Hilton Worldwide Finance LLC Term Loan B-2, TSFR1M + 1.750%	6.642%	6/22/26	300	299
[5]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	8.515%	3/1/29	189	178
[5]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	8.090%	10/23/28	50	48
[5]	Mileage Plus Holdings LLC Initial Term Loan, 3M USD LIBOR + 5.250%	10.213%	6/21/27	380	394
[5]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.600%	4/11/25	229	229
[5]	SkyMiles IP Ltd. Initial Term Loan, 3M USD LIBOR + 3.750%	8.558%	10/20/27	233	241
[5]	Spirit Aerosystems Inc. Term Loan, TSFR3M + 4.500%	9.176%	1/15/27	202	202
[5]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.157%	3/22/29	20	20
[5]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.157%	3/22/29	31	31
[5]	TransDigm Inc. Tranche H Term Loan, TSFR3M + 3.250%	8.148%	2/22/27	50	49
[5]	TransDigm Inc. Tranche I Term Loan, TSFR3M + 3.250%	8.148%	8/24/28	400	399
[5]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.590%	5/30/25	88	88
					4,260
Total Floating Rate Loan Interests (Cost $4,435)					4,409
Sovereign Bonds (15.6%)
Chile (0.5%)
[3,4]	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	400	403
Colombia (1.2%)
	Ecopetrol SA	8.875%	1/13/33	300	304
[3]	Republic of Colombia	4.500%	3/15/29	350	310
[3]	Republic of Colombia	8.000%	4/20/33	430	442
					1,056
Costa Rica (0.2%)
[3,4,6]	Republic of Costa Rica	6.550%	4/3/34	200	201
Dominican Republic (1.0%)
[3]	Dominican Republic	6.000%	7/19/28	500	489
[3]	Dominican Republic	4.500%	1/30/30	150	131
[3,4]	Dominican Republic	7.050%	2/3/31	300	303
					923
Ecuador (0.1%)
[3]	Republic of Ecuador	2.500%	7/31/35	180	60
[3]	Republic of Ecuador	1.500%	7/31/40	95	28
					88
Egypt (0.4%)
[3]	Arab Republic of Egypt	8.700%	3/1/49	450	264
[3]	Arab Republic of Egypt	8.750%	9/30/51	200	118
					382
15

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
El Salvador (0.1%)
[3]	Republic of El Salvador	8.625%	2/28/29	85	46
[3]	Republic of El Salvador	9.500%	7/15/52	150	78
					124
Gabon (0.2%)
[3]	Gabonese Republic	7.000%	11/24/31	200	154
Guatemala (0.6%)
[3]	Republic of Guatemala	5.250%	8/10/29	500	489
Honduras (0.2%)
[3]	Republic of Honduras	6.250%	1/19/27	150	135
Indonesia (0.2%)
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	183
Israel (0.4%)
	State of Israel	4.500%	1/17/33	400	398
Mexico (2.4%)
	Petroleos Mexicanos	6.500%	6/2/41	31	21
	Petroleos Mexicanos	5.625%	1/23/46	800	475
	Petroleos Mexicanos	6.750%	9/21/47	459	298
	Petroleos Mexicanos	6.350%	2/12/48	69	43
[3]	United Mexican States	5.400%	2/9/28	535	551
[3]	United Mexican States	2.659%	5/24/31	650	544
[3,7]	United Mexican States	10.000%	11/20/36	2,600	157
[3,7]	United Mexican States	8.500%	11/18/38	1,500	79
					2,168
Morocco (0.3%)
[3,4]	Kingdom of Morocco	6.500%	9/8/33	290	300
Nigeria (0.3%)
[3]	Federal Republic of Nigeria	7.375%	9/28/33	200	142
[3]	Federal Republic of Nigeria	7.625%	11/28/47	200	128
					270
Oman (0.5%)
[3]	Oman Government Bond	6.750%	1/17/48	430	408
Panama (0.7%)
[3]	Republic of Panama	2.252%	9/29/32	600	460
[3]	Republic of Panama	4.300%	4/29/53	200	147
					607
Peru (0.9%)
[3]	Petroleos del Peru SA	5.625%	6/19/47	550	356
[3]	Republic of Peru	2.783%	1/23/31	545	466
					822
Philippines (0.5%)
	Republic of the Philippines	2.457%	5/5/30	500	433
Poland (0.7%)
[3,8]	Republic of Poland	4.250%	2/14/43	200	210
[3,6]	Republic of Poland	5.500%	4/4/53	400	408
					618
Romania (0.4%)
[3,8]	Republic of Romania	1.750%	7/13/30	500	398
16

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Saudi Arabia (1.4%)
[3,4]	Kingdom of Saudi Arabia	4.750%	1/18/28	850	862
[3,4]	Kingdom of Saudi Arabia	5.000%	1/18/53	200	187
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	220	206
					1,255
Senegal (0.5%)
[3]	Republic of Senegal	6.250%	5/23/33	235	189
[3]	Republic of Senegal	6.750%	3/13/48	350	243
					432
Serbia (0.2%)
[3,4]	Serbia International Bond	6.500%	9/26/33	200	199
South Africa (1.4%)
	Republic of South Africa	4.300%	10/12/28	400	360
	Republic of South Africa	4.850%	9/30/29	600	540
	Republic of South Africa	5.875%	4/20/32	220	201
	Republic of South Africa	5.750%	9/30/49	200	147
					1,248
Turkey (0.2%)
	Republic of Turkey	5.750%	5/11/47	200	143
Ukraine (0.1%)
[3,9]	Ukraine Government Bond	7.375%	9/25/34	300	52
Total Sovereign Bonds (Cost $14,543)					13,889
17

Multi-Sector Income Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[10]	Vanguard Market Liquidity Fund (Cost $580)	4.839%	5,801	580
Total Investments (98.3%) (Cost $89,007)				87,387
Other Assets and Liabilities—Net (1.7%)				1,485
Net Assets (100%)				88,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $110,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $92,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $29,862,000, representing 33.6% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
7	Face amount denominated in Mexican pesos.
8	Face amount denominated in euro.
9	Non-income-producing security—security in default.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.
18

Multi-Sector Income Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	23	4,749	49
10-Year U.S. Treasury Note	June 2023	12	1,379	(1)
Long U.S. Treasury Bond	June 2023	8	1,049	26
Ultra 10-Year U.S. Treasury Note	June 2023	2	242	—
Ultra Long U.S. Treasury Bond	June 2023	9	1,270	17
				91

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(44)	(4,818)	(74)
Euro-Bund	June 2023	(2)	(295)	(11)
Euro-Buxl	June 2023	(1)	(153)	(9)
				(94)
				(3)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	6/21/23	EUR	24	USD	26	—	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	5	USD	5	—	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	4	USD	4	—	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	332	EUR	309	—	(6)
Barclays Bank plc	6/21/23	USD	310	EUR	290	—	(6)
Credit Agricole CIB	6/21/23	USD	8	EUR	8	—	—
BNP Paribas	6/21/23	USD	230	MXN	4,220	—	(1)
						—	(13)
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

19

Multi-Sector Income Bond Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S39-V1	12/20/27	USD	435	5.000	3	7
CDX-NA-HY-S40-V1	6/20/28	USD	430	5.000	3	1
CDX-NA-IG-S40-V1	6/20/28	USD	1,950	1.000	29	8
						16
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	60	1.000	—	—	—	—
AT&T Inc./Baa2	12/20/23	BARC	10	1.000	—	—	—	—
Republic of the Philippines/Baa1	6/20/28	GSI	560	1.000	2	(2)	4	—
					2	(2)	4	—
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $88,427)	86,807
Affiliated Issuers (Cost $580)	580
Total Investments in Securities	87,387
Investment in Vanguard	3
Cash	53
Foreign Currency, at Value (Cost $10)	10
Receivables for Investment Securities Sold	1,595
Receivables for Accrued Income	951
Receivables for Capital Shares Issued	774
Swap Premiums Paid	—
Variation Margin Receivable—Futures Contracts	6
Variation Margin Receivable—Centrally Cleared Swap Contracts	4
Unrealized Appreciation—Forward Currency Contracts	—
Unrealized Appreciation—Over-the-Counter Swap Contracts	4
Total Assets	90,787
Liabilities
Payables for Investment Securities Purchased	1,784
Payables for Capital Shares Redeemed	33
Payables for Distributions	71
Payables to Vanguard	12
Swap Premiums Received	2
Unrealized Depreciation—Forward Currency Contracts	13
Total Liabilities	1,915
Net Assets	88,872
21

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	92,244
Total Distributable Earnings (Loss)	(3,372)
Net Assets	88,872

Investor Shares—Net Assets
Applicable to 1,550,645 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,623
Net Asset Value Per Share—Investor Shares	$8.79

Admiral Shares—Net Assets
Applicable to 4,282,354 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	75,249
Net Asset Value Per Share—Admiral Shares	$17.57
See accompanying Notes, which are an integral part of the Financial Statements.
22

Multi-Sector Income Bond Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Interest[1]	1,171
Total Income	1,171
Expenses
The Vanguard Group—Note B
Management and Administrative—Investor Shares	5
Management and Administrative—Admiral Shares	45
Custodian Fees	7
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	—
Professional Services	4
Other Expenses	3
Total Expenses	73
Expense Reduction—Note C	(8)
Net Expenses	65
Net Investment Income	1,106
Realized Net Gain (Loss)
Investment Securities Sold[1]	(686)
Futures Contracts	(19)
Swap Contracts	38
Forward Currency Contracts	(24)
Foreign Currencies	8
Realized Net Gain (Loss)	(683)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,562
Futures Contracts	32
Swap Contracts	25
Forward Currency Contracts	(17)
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	1,602
Net Increase (Decrease) in Net Assets Resulting from Operations	2,025
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	October 12, 2021[1] to September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,106	774
Realized Net Gain (Loss)	(683)	(1,028)
Change in Unrealized Appreciation (Depreciation)	1,602	(3,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,025	(3,472)
Distributions
Investor Shares	(123)	(32)
Admiral Shares	(991)	(779)
Total Distributions	(1,114)	(811)
Capital Share Transactions
Investor Shares	12,753	1,031
Admiral Shares	53,680	24,780
Net Increase (Decrease) from Capital Share Transactions	66,433	25,811
Total Increase (Decrease)	67,344	21,528
Net Assets
Beginning of Period	21,528	—
End of Period	88,872	21,528
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	October 12, 2021[1] to September 30, 2022

Net Asset Value, Beginning of Period	$8.32	$10.00
Investment Operations
Net Investment Income[2]	.233	.296
Net Realized and Unrealized Gain (Loss) on Investments	.444	(1.665)
Total from Investment Operations	.677	(1.369)
Distributions
Dividends from Net Investment Income	(.207)	(.294)
Distributions from Realized Capital Gains	—	(.017)
Total Distributions	(.207)	(.311)
Net Asset Value, End of Period	$8.79	$8.32
Total Return[3]	8.20%	-13.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14	$1
Ratio of Total Expenses to Average Net Assets	0.40%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	5.37%	3.30%[4]
Portfolio Turnover Rate	50%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	October 12, 2021[1] to September 30, 2022

Net Asset Value, Beginning of Period	$16.63	$20.00
Investment Operations
Net Investment Income[2]	.453	.611
Net Realized and Unrealized Gain (Loss) on Investments	.910	(3.341)
Total from Investment Operations	1.363	(2.730)
Distributions
Dividends from Net Investment Income	(.423)	(.606)
Distributions from Realized Capital Gains	—	(.034)
Total Distributions	(.423)	(.640)
Net Asset Value, End of Period	$17.57	$16.63
Total Return[3]	8.26%	-13.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75	$21
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	5.23%	3.40%[4]
Portfolio Turnover Rate	50%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a
27

Multi-Sector Income Bond Fund
future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 7% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
28

Multi-Sector Income Bond Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
29

Multi-Sector Income Bond Fund
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 7% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
30

Multi-Sector Income Bond Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Pursuant to the terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $8,000 (0.04%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
31

Multi-Sector Income Bond Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,146	—	6,146
Corporate Bonds	—	62,363	—	62,363
Floating Rate Loan Interests	—	4,409	—	4,409
Sovereign Bonds	—	13,889	—	13,889
Temporary Cash Investments	580	—	—	580
Total	580	86,807	—	87,387

Derivative Financial Instruments
Assets
Futures Contracts[1]	92	—	—	92
Forward Currency Contracts	—	—	—	—
Swap Contracts	16[1]	4	—	20
Total	108	4	—	112
Liabilities
Futures Contracts[1]	95	—	—	95
Forward Currency Contracts	—	13	—	13
Swap Contracts	—	—	—	—
Total	95	13	—	108
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
32

Multi-Sector Income Bond Fund
E.  At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	—	—
Unrealized Appreciation—Futures Contracts[1]	92	—	—	92
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	16	16
Unrealized Appreciation—Forward Currency Contracts	—	—	—	—
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	4	4
Total Assets	92	—	20	112

Swap Premiums Received	—	—	2	2
Unrealized Depreciation—Futures Contracts[1]	95	—	—	95
Unrealized Depreciation—Forward Currency Contracts	—	13	—	13
Total Liabilities	95	13	2	110
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(19)	—	—	(19)
Swap Contracts	—	—	38	38
Forward Currency Contracts	—	(24)	—	(24)
Realized Net Gain (Loss) on Derivatives	(19)	(24)	38	(5)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	32	—	—	32
Swap Contracts	—	—	25	25
Forward Currency Contracts	—	(17)	—	(17)
Change in Unrealized Appreciation (Depreciation) on Derivatives	32	(17)	25	40
33

Multi-Sector Income Bond Fund
F.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	89,056
Gross Unrealized Appreciation	807
Gross Unrealized Depreciation	(2,474)
Net Unrealized Appreciation (Depreciation)	(1,667)
G.  During the six months ended March 31, 2023, the fund purchased $74,930,000 of investment securities and sold $13,925,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,970,000 and $8,379,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2023		October 12, 2021[1] to September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,501	1,647	1,000	100
Issued in Lieu of Cash Distributions	95	11	32	3
Redeemed	(1,843)	(210)	(1)	—
Net Increase (Decrease)—Investor Shares	12,753	1,448	1,031	103
Admiral Shares
Issued	61,439	3,485	24,001	1,200
Issued in Lieu of Cash Distributions	892	51	779	42
Redeemed	(8,651)	(496)	—	—
Net Increase (Decrease)—Admiral Shares	53,680	3,040	24,780	1,242
1	Inception.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
34

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Multi-Sector Income Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The board also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
35

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
36

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Multi-Sector Income Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
37

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q41812 052023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Malvern FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Malvern FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

VANGUARD Malvern FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2023

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.